2015 Annual Report

RiverSource® Retirement Advisor Advantage Variable Annuity RiverSource® Retirement Advisor Select Variable Annuity

This wrapper contains:

•	2015 Annual Report for RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity

•	Supplement dated May 1, 2016 for RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity prospectus dated April 29, 2013

S-6410 CA (5/16)	Issued by: RiverSource Life Insurance Co. of New York

Prospectus Supplement dated May 1, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 CA (5/16)
RiverSource® Builder Select Variable Annuity	45303 CA (5/16)
RiverSource® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 CA (5/16)
RiverSource® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
RiverSource® Signature One Select Variable Annuity	45301 CA (5/16)
RiverSource® Signature Select Variable Annuity	45300 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)

This supplement describes changes to certain investment options offered under certain variable annuity contracts and life insurance policies (the “Contracts”). Please retain this supplement with your prospectus for future reference.

After the close of business on April 29, 2016, if your contract has:

●  Columbia Variable Portfolio – Income Opportunities (Class 2) and (Class 3);

●   Columbia Variable Portfolio – Select International Equity Fund (Class 2)* and (Class 3);

●   Invesco V.I. Mid Cap Growth Fund, Series II Shares and Series I Shares;

●  Putnam VT Multi-Cap Growth Fund, Class IB Shares and Class IA Shares.

Existing share classes will be exchanged for corresponding shares of the same fund, as shown in the table below.

1

Fund Name	From	To
Columbia Variable Portfolio – Income Opportunities Fund	(Class 2)	(Class 3)
Columbia Variable Portfolio – Select International Equity Fund*	(Class 2)	(Class 3)
Invesco V.I. Mid Cap Growth Fund	Series II Shares	Series I Shares
Putnam VT Multi-Cap Growth Fund	Class IB Shares	Class IA Shares
*	After the close of business on April 29, 2016 Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) and (Class 2) shares of Columbia Variable Portfolio – Select International Equity Fund were exchanged for (Class 3) shares of the fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-34 A (05/16)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account offered through RiverSource Retirement Advisor Advantage® Variable Annuity and RiverSource Retirement Advisor Select® Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,053,125
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	419
Receivable for share redemptions	290	958	4,729	8,418	899
Total assets	320,812	1,244,515	5,621,028	8,311,852	1,054,443

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	290	958	4,234	6,229	899
Contract terminations	—	—	495	2,189	—
Payable for investments purchased	—	—	—	—	419
Total liabilities	290	958	4,729	8,418	1,318
Net assets applicable to contracts in accumulation period	319,195	1,243,370	5,615,974	8,285,093	1,052,253
Net assets applicable to contracts in payment period	—	—	—	18,341	—
Net assets applicable to seed money	1,327	187	325	—	872
Total net assets	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,053,125
(1) Investment shares	28,491	57,280	188,593	619,197	148,327
(2) Investments, at cost	$338,905	$966,647	$4,094,355	$9,561,003	$1,553,002

Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$1,476,249	$4,590,894	$2,443,829	$15,370,074	$6,239,628
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	289	361	—	7	—
Receivable for share redemptions	1,065	4,381	2,432	13,936	5,489
Total assets	1,477,603	4,595,636	2,446,261	15,384,017	6,245,117

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,065	3,585	1,913	11,900	5,120
Contract terminations	—	796	519	2,036	369
Payable for investments purchased	289	361	—	7	—
Total liabilities	1,354	4,742	2,432	13,943	5,489
Net assets applicable to contracts in accumulation period	1,472,713	4,590,775	2,443,459	15,340,147	6,239,216
Net assets applicable to contracts in payment period	3,430	—	—	29,060	—
Net assets applicable to seed money	106	119	370	867	412
Total net assets	$1,476,249	$4,590,894	$2,443,829	$15,370,074	$6,239,628
(1) Investment shares	147,625	249,505	160,461	1,734,771	478,499
(2) Investments, at cost	$1,216,042	$3,710,597	$1,740,761	$12,282,818	$7,076,683

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$1,401,436	$13,911,991	$13,886,708	$56,769	$1,026,554
Dividends receivable	—	—	4	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	21,745	68,557	—	14,420
Receivable for share redemptions	1,007	14,299	11,759	53	867
Total assets	1,402,443	13,948,035	13,967,028	56,822	1,041,841

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,007	12,761	11,652	53	867
Contract terminations	—	1,538	107	—	—
Payable for investments purchased	—	21,745	68,557	—	14,420
Total liabilities	1,007	36,044	80,316	53	15,287
Net assets applicable to contracts in accumulation period	1,401,363	13,693,657	13,862,242	54,935	1,026,386
Net assets applicable to contracts in payment period	—	218,189	22,470	—	—
Net assets applicable to seed money	73	145	2,000	1,834	168
Total net assets	$1,401,436	$13,911,991	$13,886,712	$56,769	$1,026,554
(1) Investment shares	702,474	632,076	13,886,708	10,174	62,102
(2) Investments, at cost	$1,309,400	$10,749,781	$13,886,099	$81,599	$962,573

Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$490,147	$93,728	$30,244,850	$295,720	$8,778,195
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	950
Receivable for share redemptions	404	87	32,491	243	7,654
Total assets	490,551	93,815	30,277,341	295,963	8,786,799

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	404	87	24,723	243	7,370
Contract terminations	—	—	7,768	—	284
Payable for investments purchased	—	—	—	—	950
Total liabilities	404	87	32,491	243	8,604
Net assets applicable to contracts in accumulation period	489,103	93,582	30,037,104	294,778	8,733,576
Net assets applicable to contracts in payment period	—	—	207,734	—	44,607
Net assets applicable to seed money	1,044	146	12	942	12
Total net assets	$490,147	$93,728	$30,244,850	$295,720	$8,778,195
(1) Investment shares	50,066	9,856	1,566,279	33,758	646,406
(2) Investments, at cost	$495,049	$94,560	$19,169,520	$323,493	$8,661,359

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$8,499,137	$13,457,108	$6,584,485	$28,925,442	$2,106,307
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,923	1,169	1,034	11,960	—
Receivable for share redemptions	6,938	11,277	5,496	26,245	1,842
Total assets	8,513,998	13,469,554	6,591,015	28,963,647	2,108,149

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,863	11,108	5,166	23,399	1,664
Contract terminations	75	169	330	2,846	178
Payable for investments purchased	7,923	1,169	1,034	11,960	—
Total liabilities	14,861	12,446	6,530	38,205	1,842
Net assets applicable to contracts in accumulation period	8,488,576	13,405,921	6,562,032	28,791,131	2,096,726
Net assets applicable to contracts in payment period	10,549	51,175	22,442	134,299	8,639
Net assets applicable to seed money	12	12	11	12	942
Total net assets	$8,499,137	$13,457,108	$6,584,485	$28,925,442	$2,106,307
(1) Investment shares	962,530	2,086,373	812,899	2,869,588	120,017
(2) Investments, at cost	$10,569,553	$14,000,674	$7,733,088	$30,183,949	$2,098,396

Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$5,446,500	$10,222,357	$20,572,011	$1,603,476	$17,006,910
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	434	—	—	1,250
Receivable for share redemptions	5,276	8,582	21,493	1,336	14,221
Total assets	5,451,776	10,231,373	20,593,504	1,604,812	17,022,381

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,986	8,278	18,697	1,336	14,221
Contract terminations	1,290	304	2,796	—	—
Payable for investments purchased	—	434	—	—	1,250
Total liabilities	5,276	9,016	21,493	1,336	15,471
Net assets applicable to contracts in accumulation period	5,446,352	10,222,201	20,459,436	1,602,478	17,006,798
Net assets applicable to contracts in payment period	6	—	112,241	—	—
Net assets applicable to seed money	142	156	334	998	112
Total net assets	$5,446,500	$10,222,357	$20,572,011	$1,603,476	$17,006,910
(1) Investment shares	424,182	672,081	572,717	172,417	1,625,900
(2) Investments, at cost	$3,472,047	$7,525,450	$13,255,721	$1,727,728	$17,041,300

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$48,851,529	$372,347,176	$726,496,032	$3,937,634	$3,389,361
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,500	100	212,855	181	8
Receivable for share redemptions	43,063	314,786	648,761	3,997	2,832
Total assets	48,897,092	372,662,062	727,357,648	3,941,812	3,392,201

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	43,063	312,922	635,709	3,731	2,616
Contract terminations	—	1,864	13,052	266	216
Payable for investments purchased	2,500	100	212,855	181	8
Total liabilities	45,563	314,886	861,616	4,178	2,840
Net assets applicable to contracts in accumulation period	48,851,419	372,347,094	726,495,970	3,906,480	3,389,350
Net assets applicable to contracts in payment period	—	—	—	30,822	—
Net assets applicable to seed money	110	82	62	332	11
Total net assets	$48,851,529	$372,347,176	$726,496,032	$3,937,634	$3,389,361
(1) Investment shares	4,548,560	32,980,264	60,541,336	193,401	194,456
(2) Investments, at cost	$48,698,766	$371,142,989	$687,478,683	$2,460,317	$2,314,449

Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$4,781,596	$1,074,073	$2,198,200	$5,092,428	$855,693
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4	—	165	1,423	2,257
Receivable for share redemptions	4,888	969	1,639	3,881	649
Total assets	4,786,488	1,075,042	2,200,004	5,097,732	858,599

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,500	814	1,639	3,881	649
Contract terminations	388	155	—	—	—
Payable for investments purchased	4	—	165	1,423	2,257
Total liabilities	4,892	969	1,804	5,304	2,906
Net assets applicable to contracts in accumulation period	4,742,366	1,073,715	2,195,062	5,066,453	855,693
Net assets applicable to contracts in payment period	39,109	—	2,849	25,964	—
Net assets applicable to seed money	121	358	289	11	—
Total net assets	$4,781,596	$1,074,073	$2,198,200	$5,092,428	$855,693
(1) Investment shares	352,106	63,144	116,492	488,717	218,847
(2) Investments, at cost	$4,192,174	$806,475	$1,503,306	$5,042,690	$1,765,673

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$777,578	$8,549,736	$27,019,111	$8,171,996	$24,031,431
Dividends receivable	—	25,674	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	503	849	347	725
Receivable for share redemptions	32,163	7,393	35,710	6,712	20,282
Total assets	809,741	8,583,306	27,055,670	8,179,055	24,052,438

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	713	6,893	21,472	6,169	18,206
Contract terminations	31,450	501	14,238	543	2,076
Payable for investments purchased	—	26,176	849	347	725
Total liabilities	32,163	33,570	36,559	7,059	21,007
Net assets applicable to contracts in accumulation period	776,794	8,542,245	26,970,535	8,124,686	24,007,275
Net assets applicable to contracts in payment period	—	7,491	47,466	47,061	23,103
Net assets applicable to seed money	784	—	1,110	249	1,053
Total net assets	$777,578	$8,549,736	$27,019,111	$8,171,996	$24,031,431
(1) Investment shares	61,762	971,561	812,361	440,776	754,993
(2) Investments, at cost	$848,020	$9,024,639	$22,638,444	$6,173,278	$22,329,414

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,543
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	90	—	14	2,421
Receivable for share redemptions	3,214	1,132	6,794	1,328	8,087
Total assets	4,240,692	1,382,640	6,443,741	1,524,325	10,116,051

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,194	1,132	4,830	1,328	8,080
Contract terminations	20	—	1,964	—	6
Payable for investments purchased	—	90	—	14	2,421
Total liabilities	3,214	1,222	6,794	1,342	10,507
Net assets applicable to contracts in accumulation period	4,235,741	1,380,632	6,382,661	1,522,318	10,104,691
Net assets applicable to contracts in payment period	1,659	—	54,286	—	—
Net assets applicable to seed money	78	786	—	665	853
Total net assets	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,544
(1) Investment shares	224,087	131,314	414,752	107,252	526,330
(2) Investments, at cost	$3,943,625	$1,478,694	$6,982,745	$1,702,956	$9,418,990

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$7,393,301	$1,339,937	$9,502,725	$99,679	$6,078,535
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	614	1	2,377	50	—
Receivable for share redemptions	5,808	1,177	7,059	93	6,833
Total assets	7,399,723	1,341,115	9,512,161	99,822	6,085,368

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,804	1,155	7,059	92	4,635
Contract terminations	4	22	—	—	2,198
Payable for investments purchased	614	1	2,377	50	—
Total liabilities	6,422	1,178	9,436	142	6,833
Net assets applicable to contracts in accumulation period	7,392,426	1,339,039	9,462,134	98,599	6,077,497
Net assets applicable to contracts in payment period	—	—	40,591	—	1,038
Net assets applicable to seed money	875	898	—	1,081	—
Total net assets	$7,393,301	$1,339,937	$9,502,725	$99,680	$6,078,535
(1) Investment shares	418,173	84,806	655,813	10,930	363,766
(2) Investments, at cost	$7,137,712	$1,507,912	$9,927,154	$107,322	$4,834,479

Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$3,147,228	$552,356	$7,437,941	$939,934	$3,376,631
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	54	366	12	116
Receivable for share redemptions	4,805	499	6,307	721	2,631
Total assets	3,152,033	552,909	7,444,614	940,667	3,379,378

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,431	499	5,679	721	2,547
Contract terminations	2,374	—	628	—	84
Payable for investments purchased	—	54	366	12	116
Total liabilities	4,805	553	6,673	733	2,747
Net assets applicable to contracts in accumulation period	3,144,656	551,490	7,437,787	939,934	3,376,631
Net assets applicable to contracts in payment period	1,884	—	—	—	—
Net assets applicable to seed money	688	866	154	—	—
Total net assets	$3,147,228	$552,356	$7,437,941	$939,934	$3,376,631
(1) Investment shares	56,351	54,797	424,782	40,393	110,167
(2) Investments, at cost	$2,101,988	$639,194	$5,491,582	$674,379	$2,590,804

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Assets
Investments, at fair value(1),(2)	$4,847,492	$448,990	$1,380,902	$1,433,933	$955,211
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	5,124	331	1,149	1,143	9,513
Total assets	4,852,616	449,321	1,382,051	1,435,076	964,724

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,751	325	1,060	991	851
Contract terminations	1,372	6	89	152	8,662
Payable for investments purchased	—	—	—	—	—
Total liabilities	5,123	331	1,149	1,143	9,513
Net assets applicable to contracts in accumulation period	4,847,493	448,773	1,380,792	1,433,933	954,619
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	217	110	—	592
Total net assets	$4,847,493	$448,990	$1,380,902	$1,433,933	$955,211
(1) Investment shares	146,716	83,455	259,081	76,152	115,033
(2) Investments, at cost	$4,396,544	$350,834	$1,120,638	$1,220,499	$1,303,532

Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$773,378	$166,175	$743,833	$4,185,843	$1,733,007
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	133	—	—	—	276
Receivable for share redemptions	648	148	503	5,797	1,278
Total assets	774,159	166,323	744,336	4,191,640	1,734,561

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	648	148	503	3,162	1,262
Contract terminations	—	—	—	2,635	16
Payable for investments purchased	133	—	—	—	276
Total liabilities	781	148	503	5,797	1,554
Net assets applicable to contracts in accumulation period	772,414	164,721	743,833	4,183,949	1,733,007
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	964	1,454	—	1,894	—
Total net assets	$773,378	$166,175	$743,833	$4,185,843	$1,733,007
(1) Investment shares	61,088	14,824	95,979	138,421	62,249
(2) Investments, at cost	$794,518	$182,141	$530,066	$3,458,406	$2,266,852

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,779
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	901	16,820	58
Receivable for share redemptions	375	5,300	1,299	5,352	2,251
Total assets	452,439	4,017,939	1,839,230	6,735,463	2,728,088

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	375	3,025	1,299	5,352	2,042
Contract terminations	—	2,275	—	—	210
Payable for investments purchased	—	—	901	16,820	58
Total liabilities	375	5,300	2,200	22,172	2,310
Net assets applicable to contracts in accumulation period	450,922	4,012,639	1,837,030	6,700,569	2,725,778
Net assets applicable to contracts in payment period	—	—	—	11,694	—
Net assets applicable to seed money	1,142	—	—	1,028	—
Total net assets	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,778
(1) Investment shares	39,276	247,388	127,130	266,930	267,758
(2) Investments, at cost	$477,011	$4,334,114	$1,879,639	$7,179,724	$2,416,469

Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$1,600,278	$53,068	$1,392,727	$5,555,470	$19,807,255
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	175	—	361	1,297	5,369
Receivable for share redemptions	12,248	41	1,471	4,882	16,448
Total assets	1,612,701	53,109	1,394,559	5,561,649	19,829,072

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,264	41	1,056	4,485	15,803
Contract terminations	10,984	—	416	397	645
Payable for investments purchased	175	—	361	1,297	5,369
Total liabilities	12,423	41	1,833	6,179	21,817
Net assets applicable to contracts in accumulation period	1,599,331	51,694	1,392,616	5,554,120	19,784,842
Net assets applicable to contracts in payment period	—	—	—	—	21,708
Net assets applicable to seed money	947	1,374	110	1,350	705
Total net assets	$1,600,278	$53,068	$1,392,726	$5,555,470	$19,807,255
(1) Investment shares	162,465	5,652	124,908	147,791	3,961,451
(2) Investments, at cost	$1,850,281	$55,730	$1,294,880	$4,838,384	$21,164,583

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value(1),(2)	$3,061,365	$8,091,879	$114,695	$463,003	$2,024,852
Dividends receivable	—	—	—	1,135	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	326	1,994	—	162	—
Receivable for share redemptions	2,446	6,546	98	390	1,536
Total assets	3,064,137	8,100,419	114,793	464,690	2,026,388

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,446	6,546	98	390	1,507
Contract terminations	—	—	—	—	29
Payable for investments purchased	326	1,994	—	1,297	—
Total liabilities	2,772	8,540	98	1,687	1,536
Net assets applicable to contracts in accumulation period	3,059,833	8,091,250	113,628	432,062	2,024,852
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,532	629	1,067	30,941	—
Total net assets	$3,061,365	$8,091,879	$114,695	$463,003	$2,024,852
(1) Investment shares	145,433	880,509	10,079	43,762	100,789
(2) Investments, at cost	$3,047,549	$9,657,068	$121,321	$491,767	$1,468,179

Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$872,392	$749,704	$197,796	$52,451,107	$63,267,349
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,170	29	—	1,515	3,177
Receivable for share redemptions	602	653	173	111,291	50,965
Total assets	874,164	750,386	197,969	52,563,913	63,321,491

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	602	518	173	43,037	50,867
Contract terminations	—	135	—	68,254	98
Payable for investments purchased	1,170	29	—	1,515	3,177
Total liabilities	1,772	682	173	112,806	54,142
Net assets applicable to contracts in accumulation period	867,872	749,435	196,802	52,451,002	63,267,338
Net assets applicable to contracts in payment period	4,403	—	—	—	—
Net assets applicable to seed money	117	269	994	105	11
Total net assets	$872,392	$749,704	$197,796	$52,451,107	$63,267,349
(1) Investment shares	66,748	22,167	40,867	3,334,463	4,016,975
(2) Investments, at cost	$859,325	$469,866	$270,472	$41,960,170	$44,837,071

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
Assets
Investments, at fair value(1),(2)	$410,213	$8,552,398	$36,121,418	$53,653,590	$9,282,632
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,619	—	—	750
Receivable for share redemptions	340	6,583	32,404	44,442	12,347
Total assets	410,553	8,561,600	36,153,822	53,698,032	9,295,729

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	340	6,583	32,404	44,412	7,250
Contract terminations	—	—	—	30	5,097
Payable for investments purchased	—	2,619	—	—	750
Total liabilities	340	9,202	32,404	44,442	13,097
Net assets applicable to contracts in accumulation period	409,137	8,552,313	36,121,339	53,653,510	9,282,621
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,076	85	79	80	11
Total net assets	$410,213	$8,552,398	$36,121,418	$53,653,590	$9,282,632
(1) Investment shares	45,128	1,690,197	2,887,404	4,288,856	367,920
(2) Investments, at cost	$450,053	$12,514,463	$32,257,452	$46,339,461	$7,575,710

Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$428,004,194	$711,956,598	$214,954,555	$250,249,560	$94,822,099
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,712	2,412	65,456	3,520	—
Receivable for share redemptions	394,586	603,098	474,221	250,275	83,707
Total assets	428,400,492	712,562,108	215,494,232	250,503,355	94,905,806

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	372,987	573,701	179,706	197,639	83,677
Contract terminations	21,599	29,397	294,515	52,636	30
Payable for investments purchased	1,712	2,412	65,456	3,520	—
Total liabilities	396,298	605,510	539,677	253,795	83,707
Net assets applicable to contracts in accumulation period	427,873,945	711,956,587	214,905,775	250,249,549	94,822,067
Net assets applicable to contracts in payment period	130,183	—	48,715	—	—
Net assets applicable to seed money	66	11	65	11	32
Total net assets	$428,004,194	$711,956,598	$214,954,555	$250,249,560	$94,822,099
(1) Investment shares	30,056,474	49,926,830	14,330,304	16,661,089	7,097,462
(2) Investments, at cost	$356,996,395	$531,998,798	$174,803,292	$180,756,352	$81,417,368

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$143,667,127	$53,159	$66,784	$5,704,949	$129,788
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	1,481	—
Receivable for share redemptions	121,161	54	98	4,273	116
Total assets	143,788,288	53,213	66,882	5,710,703	129,904

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	116,856	54	98	4,273	116
Contract terminations	4,305	—	—	—	—
Payable for investments purchased	—	—	—	1,481	—
Total liabilities	121,161	54	98	5,754	116
Net assets applicable to contracts in accumulation period	143,667,104	51,841	65,477	5,704,925	128,598
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	23	1,318	1,307	24	1,190
Total net assets	$143,667,127	$53,159	$66,784	$5,704,949	$129,788
(1) Investment shares	10,737,453	5,607	7,105	276,403	13,520
(2) Investments, at cost	$113,771,859	$55,811	$70,444	$3,784,712	$137,510

Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$2,563,987	$739,341	$1,951,621	$12,161,770	$17,961,981
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	21	—	—	201
Receivable for share redemptions	4,781	594	1,557	12,271	14,754
Total assets	2,568,768	739,956	1,953,178	12,174,041	17,976,936

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,974	589	1,557	9,269	13,595
Contract terminations	2,807	5	—	3,002	1,159
Payable for investments purchased	—	21	—	—	201
Total liabilities	4,781	615	1,557	12,271	14,955
Net assets applicable to contracts in accumulation period	2,563,952	731,819	1,950,716	12,150,128	17,939,342
Net assets applicable to contracts in payment period	—	7,266	—	11,631	22,628
Net assets applicable to seed money	35	256	905	11	11
Total net assets	$2,563,987	$739,341	$1,951,621	$12,161,770	$17,961,981
(1) Investment shares	166,709	39,622	193,805	462,073	565,732
(2) Investments, at cost	$1,561,090	$543,316	$1,966,574	$12,969,218	$17,787,790

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2	210	49	845	—
Receivable for share redemptions	1,576	1,880	2,524	2,552	203
Total assets	2,223,928	2,452,381	3,287,509	3,231,804	251,848

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,576	1,879	2,516	2,552	203
Contract terminations	—	1	8	—	—
Payable for investments purchased	2	210	49	845	—
Total liabilities	1,578	2,090	2,573	3,397	203
Net assets applicable to contracts in accumulation period	2,222,350	2,431,155	3,215,337	3,227,360	250,626
Net assets applicable to contracts in payment period	—	19,055	68,385	—	—
Net assets applicable to seed money	—	81	1,214	1,047	1,019
Total net assets	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645
(1) Investment shares	120,322	506,259	131,135	377,150	37,559
(2) Investments, at cost	$1,583,234	$2,428,633	$2,499,985	$3,131,158	$303,273
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1,970	$—	$75,950	$195,959	$10,515
Variable account expenses	2,310	12,357	55,588	81,486	12,294
Investment income (loss) — net	(340)	(12,357)	20,362	114,473	(1,779)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,440	201,390	1,591,691	1,786,667	385,467
Cost of investments sold	15,683	157,957	1,163,759	1,950,194	446,694
Net realized gain (loss) on sales of investments	(243)	43,433	427,932	(163,527)	(61,227)
Distributions from capital gains	5,209	—	—	—	27,878
Net change in unrealized appreciation or depreciation of investments	(18,379)	(11,070)	(437,656)	244,724	(557,999)
Net gain (loss) on investments	(13,413)	32,363	(9,724)	81,197	(591,348)
Net increase (decrease) in net assets resulting from operations	$(13,753)	$20,006	$10,638	$195,670	$(593,127)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$3,737	$74,426	$9,410	$326,932	$64,945
Variable account expenses	14,243	45,572	28,841	148,779	54,922
Investment income (loss) — net	(10,506)	28,854	(19,431)	178,153	10,023

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	350,839	1,035,873	1,287,725	3,004,877	1,301,425
Cost of investments sold	275,470	801,057	964,338	2,276,768	1,378,415
Net realized gain (loss) on sales of investments	75,369	234,816	323,387	728,109	(76,990)
Distributions from capital gains	—	228,387	310,715	—	378,180
Net change in unrealized appreciation or depreciation of investments	(62,661)	(611,786)	(470,024)	(1,721,598)	(474,426)
Net gain (loss) on investments	12,708	(148,583)	164,078	(993,489)	(173,236)
Net increase (decrease) in net assets resulting from operations	$2,202	$(119,729)	$144,647	$(815,336)	$(163,213)

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$1,699	$—	$1,225	$—	$—
Variable account expenses	12,612	136,953	119,790	1,341	8,420
Investment income (loss) — net	(10,913)	(136,953)	(118,565)	(1,341)	(8,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	164,614	1,615,555	8,223,111	143,575	115,588
Cost of investments sold	150,633	1,172,006	8,222,797	190,133	108,565
Net realized gain (loss) on sales of investments	13,981	443,549	314	(46,558)	7,023
Distributions from capital gains	6,112	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(56,353)	(243,447)	(313)	17,213	10,015
Net gain (loss) on investments	(36,260)	200,102	1	(29,345)	17,038
Net increase (decrease) in net assets resulting from operations	$(47,173)	$63,149	$(118,564)	$(30,686)	$8,618

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$7,020	$—	$—	$5,185	$12,832
Variable account expenses	3,622	1,123	320,039	3,019	101,256
Investment income (loss) — net	3,398	(1,123)	(320,039)	2,166	(88,424)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	137,744	60,583	6,750,326	87,558	2,565,485
Cost of investments sold	137,327	59,641	4,227,719	94,763	2,370,978
Net realized gain (loss) on sales of investments	417	942	2,522,607	(7,205)	194,507
Distributions from capital gains	—	—	—	—	282,293
Net change in unrealized appreciation or depreciation of investments	(8,240)	(749)	(3,461,761)	(2,290)	(1,375,179)
Net gain (loss) on investments	(7,823)	193	(939,154)	(9,495)	(898,379)
Net increase (decrease) in net assets resulting from operations	$(4,425)	$(930)	$(1,259,193)	$(7,329)	$(986,803)

Year ended Dec. 31, 2015 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Investment income
Dividend income	$—	$896,552	$702,154	$415,384	$6,594
Variable account expenses	93,038	145,775	69,768	299,824	21,359
Investment income (loss) — net	(93,038)	750,777	632,386	115,560	(14,765)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,835,199	3,080,763	2,109,709	6,612,625	540,732
Cost of investments sold	2,114,624	2,981,093	2,325,517	6,813,604	520,770
Net realized gain (loss) on sales of investments	(279,425)	99,670	(215,808)	(200,979)	19,962
Distributions from capital gains	818,226	—	68,228	94,633	—
Net change in unrealized appreciation or depreciation of investments	(1,124,857)	(1,096,018)	(604,538)	(227,328)	(17,676)
Net gain (loss) on investments	(586,056)	(996,348)	(752,118)	(333,674)	2,286
Net increase (decrease) in net assets resulting from operations	$(679,094)	$(245,571)	$(119,732)	$(218,114)	$(12,479)

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$115,766	$—
Variable account expenses	46,106	95,638	230,717	23,356	126,308
Investment income (loss) — net	(46,106)	(95,638)	(230,717)	92,410	(126,308)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	959,163	2,076,526	2,819,306	3,678,447	2,077,091
Cost of investments sold	579,154	1,487,953	1,783,583	3,751,644	2,045,679
Net realized gain (loss) on sales of investments	380,009	588,573	1,035,723	(73,197)	31,412
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	77,121	(530,247)	(857,570)	(57,805)	(255,225)
Net gain (loss) on investments	457,130	58,326	178,153	(131,002)	(223,813)
Net increase (decrease) in net assets resulting from operations	$411,024	$(37,312)	$(52,564)	$(38,592)	$(350,121)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	447,046	3,360,130	7,140,316	45,559	36,529
Investment income (loss) — net	(447,046)	(3,360,130)	(7,140,316)	(45,559)	(36,529)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,380,955	14,178,991	33,025,198	452,621	1,144,390
Cost of investments sold	2,295,263	13,720,324	29,792,975	278,093	743,970
Net realized gain (loss) on sales of investments	85,692	458,667	3,232,223	174,528	400,420
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,070,812)	(13,632,012)	(22,220,737)	45,559	(589,189)
Net gain (loss) on investments	(985,120)	(13,173,345)	(18,988,514)	220,087	(188,769)
Net increase (decrease) in net assets resulting from operations	$(1,432,166)	$(16,533,475)	$(26,128,830)	$174,528	$(225,298)

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$48,098	$—	$—	$158,282	$—
Variable account expenses	57,570	11,472	21,811	50,928	10,449
Investment income (loss) — net	(9,472)	(11,472)	(21,811)	107,354	(10,449)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,046,395	467,953	539,045	1,923,531	375,438
Cost of investments sold	882,452	331,420	340,413	1,863,088	663,072
Net realized gain (loss) on sales of investments	163,943	136,533	198,632	60,443	(287,634)
Distributions from capital gains	—	—	—	12,778	—
Net change in unrealized appreciation or depreciation of investments	64,675	(191,309)	(263,597)	(149,318)	(29,716)
Net gain (loss) on investments	228,618	(54,776)	(64,965)	(76,097)	(317,350)
Net increase (decrease) in net assets resulting from operations	$219,146	$(66,248)	$(86,776)	$31,257	$(327,799)

Year ended Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2
Investment income
Dividend income	$24,534	$331,097	$223,065	$161,814	$64,099
Variable account expenses	9,113	94,148	271,404	78,533	241,707
Investment income (loss) — net	15,421	236,949	(48,339)	83,281	(177,608)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	240,951	2,957,951	5,673,729	1,470,024	5,446,857
Cost of investments sold	254,052	3,012,603	4,565,431	1,034,813	4,820,941
Net realized gain (loss) on sales of investments	(13,101)	(54,652)	1,108,298	435,211	625,916
Distributions from capital gains	1,975	—	2,638,759	459,825	3,369,641
Net change in unrealized appreciation or depreciation of investments	(72,613)	(335,596)	(3,886,193)	(1,257,795)	(4,388,756)
Net gain (loss) on investments	(83,739)	(390,248)	(139,136)	(362,759)	(393,199)
Net increase (decrease) in net assets resulting from operations	$(68,318)	$(153,299)	$(187,475)	$(279,478)	$(570,807)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$50,150	$37,525	$233,926	$182,166	$339,964
Variable account expenses	41,488	12,581	63,146	28,642	104,212
Investment income (loss) — net	8,662	24,944	170,780	153,524	235,752

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,198,273	1,170,613	1,763,298	3,208,787	1,825,919
Cost of investments sold	1,072,377	1,199,285	1,876,167	3,395,153	1,451,254
Net realized gain (loss) on sales of investments	125,896	(28,672)	(112,869)	(186,366)	374,665
Distributions from capital gains	4,438	3,213	—	—	750,100
Net change in unrealized appreciation or depreciation of investments	3,165	(37,935)	(86,132)	(179,729)	(1,977,169)
Net gain (loss) on investments	133,499	(63,394)	(199,001)	(366,095)	(852,404)
Net increase (decrease) in net assets resulting from operations	$142,161	$(38,450)	$(28,221)	$(212,571)	$(616,652)

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$54,177	$102,317	$41,798	$1,903	$86,322
Variable account expenses	78,373	12,657	95,449	699	58,344
Investment income (loss) — net	(24,196)	89,660	(53,651)	1,204	27,978

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,291,877	267,913	1,808,242	5,154	1,507,519
Cost of investments sold	1,851,552	294,800	1,607,206	5,328	1,084,980
Net realized gain (loss) on sales of investments	440,325	(26,887)	201,036	(174)	422,539
Distributions from capital gains	1,245,989	6,645	755,830	152	387,629
Net change in unrealized appreciation or depreciation of investments	(2,353,733)	(139,519)	(1,983,407)	(6,608)	(900,251)
Net gain (loss) on investments	(667,419)	(159,761)	(1,026,541)	(6,630)	(90,083)
Net increase (decrease) in net assets resulting from operations	$(691,615)	$(70,101)	$(1,080,192)	$(5,426)	$(62,105)

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
Investment income
Dividend income	$—	$24,234	$141,033	$17,884	$—
Variable account expenses	31,064	7,001	75,415	9,824	32,937
Investment income (loss) — net	(31,064)	17,233	65,618	8,060	(32,937)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	684,041	312,217	1,502,475	271,531	1,070,345
Cost of investments sold	459,531	333,693	1,036,370	187,425	686,832
Net realized gain (loss) on sales of investments	224,510	(21,476)	466,105	84,106	383,513
Distributions from capital gains	18,648	54,633	23,291	—	319,424
Net change in unrealized appreciation or depreciation of investments	(78,052)	(83,696)	(1,146,227)	(74,626)	(600,702)
Net gain (loss) on investments	165,106	(50,539)	(656,831)	9,480	102,235
Net increase (decrease) in net assets resulting from operations	$134,042	$(33,306)	$(591,213)	$17,540	$69,298

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Investment income
Dividend income	$67,482	$—	$—	$—	$4,159
Variable account expenses	44,992	4,081	13,647	11,702	11,279
Investment income (loss) — net	22,490	(4,081)	(13,647)	(11,702)	(7,120)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	648,243	37,316	295,679	378,289	377,624
Cost of investments sold	559,127	25,997	214,021	314,738	468,305
Net realized gain (loss) on sales of investments	89,116	11,319	81,658	63,551	(90,681)
Distributions from capital gains	—	35,702	111,379	140,020	199,720
Net change in unrealized appreciation or depreciation of investments	(322,978)	(40,661)	(168,983)	(107,099)	(210,511)
Net gain (loss) on investments	(233,862)	6,360	24,054	96,472	(101,472)
Net increase (decrease) in net assets resulting from operations	$(211,372)	$2,279	$10,407	$84,770	$(108,592)

Year ended Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$15,389	$1,344	$—	$20,517	$10,168
Variable account expenses	7,152	1,747	6,424	40,720	17,066
Investment income (loss) — net	8,237	(403)	(6,424)	(20,203)	(6,898)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	141,654	17,917	139,794	1,086,719	356,115
Cost of investments sold	143,712	19,218	97,831	789,541	417,221
Net realized gain (loss) on sales of investments	(2,058)	(1,301)	41,963	297,178	(61,106)
Distributions from capital gains	3,332	7,609	112,672	837,909	59,969
Net change in unrealized appreciation or depreciation of investments	(22,209)	(13,322)	(118,716)	(914,992)	(175,115)
Net gain (loss) on investments	(20,935)	(7,014)	35,919	220,095	(176,252)
Net increase (decrease) in net assets resulting from operations	$(12,698)	$(7,417)	$29,495	$199,892	$(183,150)

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$—	$20,406	$—	$323,045	$63,237
Variable account expenses	3,913	29,288	17,629	77,678	24,955
Investment income (loss) — net	(3,913)	(8,882)	(17,629)	245,367	38,282

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,084	666,597	423,377	2,459,297	621,991
Cost of investments sold	17,581	693,573	395,398	2,082,447	528,544
Net realized gain (loss) on sales of investments	(497)	(26,976)	27,979	376,850	93,447
Distributions from capital gains	10,961	257,679	67,563	566,979	—
Net change in unrealized appreciation or depreciation of investments	(13,608)	(321,475)	(118,870)	(2,466,453)	(194,148)
Net gain (loss) on investments	(3,144)	(90,772)	(23,328)	(1,522,624)	(100,701)
Net increase (decrease) in net assets resulting from operations	$(7,057)	$(99,654)	$(40,957)	$(1,277,257)	$(62,419)

(1)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$—	$—	$12,648	$65,425	$1,250,505
Variable account expenses	17,738	317	11,584	57,755	212,046
Investment income (loss) — net	(17,738)	(317)	1,064	7,670	1,038,459

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	574,091	1,904	193,491	1,481,683	5,337,550
Cost of investments sold	589,041	1,849	171,683	1,193,324	5,398,176
Net realized gain (loss) on sales of investments	(14,950)	55	21,808	288,359	(60,626)
Distributions from capital gains	330,400	392	3,662	403,088	—
Net change in unrealized appreciation or depreciation of investments	(422,293)	(2,766)	(17,040)	(514,197)	(1,668,418)
Net gain (loss) on investments	(106,843)	(2,319)	8,430	177,250	(1,729,044)
Net increase (decrease) in net assets resulting from operations	$(124,581)	$(2,636)	$9,494	$184,920	$(690,585)

Year ended Dec. 31, 2015 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$19,190	$302,340	$1,991	$20,233	$165,561
Variable account expenses	28,829	95,367	1,148	4,215	17,999
Investment income (loss) — net	(9,639)	206,973	843	16,018	147,562

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	495,396	3,748,260	29,126	138,452	269,734
Cost of investments sold	440,295	4,104,733	29,530	136,646	187,639
Net realized gain (loss) on sales of investments	55,101	(356,473)	(404)	1,806	82,095
Distributions from capital gains	444,466	—	—	4,989	—
Net change in unrealized appreciation or depreciation of investments	(724,045)	(830,862)	(2,541)	(25,508)	(105,822)
Net gain (loss) on investments	(224,478)	(1,187,335)	(2,945)	(18,713)	(23,727)
Net increase (decrease) in net assets resulting from operations	$(234,117)	$(980,362)	$(2,102)	$(2,695)	$123,835

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$11,640	$13,482	$—	$—	$—
Variable account expenses	7,863	6,584	1,710	510,367	636,118
Investment income (loss) — net	3,777	6,898	(1,710)	(510,367)	(636,118)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	147,530	128,445	24,528	6,164,918	10,653,489
Cost of investments sold	135,433	81,547	32,855	4,765,060	7,296,789
Net realized gain (loss) on sales of investments	12,097	46,898	(8,327)	1,399,858	3,356,700
Distributions from capital gains	—	—	652	—	—
Net change in unrealized appreciation or depreciation of investments	(13,679)	(63,415)	(43,685)	(1,728,920)	(3,806,223)
Net gain (loss) on investments	(1,582)	(16,517)	(51,360)	(329,062)	(449,523)
Net increase (decrease) in net assets resulting from operations	$2,195	$(9,619)	$(53,070)	$(839,429)	$(1,085,641)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
Investment income
Dividend income	$58,410	$3,527,331	$—	$—	$10,749
Variable account expenses	3,505	86,416	404,600	549,587	92,934
Investment income (loss) — net	54,905	3,440,915	(404,600)	(549,587)	(82,185)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	103,515	1,668,170	7,836,817	10,917,407	2,110,908
Cost of investments sold	100,977	2,138,692	6,985,547	9,285,400	1,577,317
Net realized gain (loss) on sales of investments	2,538	(470,522)	851,270	1,632,007	533,591
Distributions from capital gains	—	835,477	—	—	1,233,247
Net change in unrealized appreciation or depreciation of investments	(62,452)	(4,019,264)	(873,525)	(1,637,206)	(1,536,913)
Net gain (loss) on investments	(59,914)	(3,654,309)	(22,255)	(5,199)	229,925
Net increase (decrease) in net assets resulting from operations	$(5,009)	$(213,394)	$(426,855)	$(554,786)	$147,740

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,493,757	7,136,303	2,158,735	2,523,469	1,046,057
Investment income (loss) — net	(4,493,757)	(7,136,303)	(2,158,735)	(2,523,469)	(1,046,057)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,509,532	89,968,494	20,003,509	46,172,075	15,506,509
Cost of investments sold	33,941,379	65,741,602	16,004,653	32,649,533	13,117,567
Net realized gain (loss) on sales of investments	7,568,153	24,226,892	3,998,856	13,522,542	2,388,942
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,905,977)	(27,256,516)	(5,767,751)	(15,320,632)	(2,531,117)
Net gain (loss) on investments	(2,337,824)	(3,029,624)	(1,768,895)	(1,798,090)	(142,175)
Net increase (decrease) in net assets resulting from operations	$(6,831,581)	$(10,165,927)	$(3,927,630)	$(4,321,559)	$(1,188,232)

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
Investment income
Dividend income	$—	$1,410	$2,193	$—	$3,051
Variable account expenses	1,496,938	464	720	59,291	1,165
Investment income (loss) — net	(1,496,938)	946	1,473	(59,291)	1,886

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,685,854	705	51,961	1,491,901	22,130
Cost of investments sold	20,046,385	714	53,178	909,750	23,097
Net realized gain (loss) on sales of investments	5,639,469	(9)	(1,217)	582,151	(967)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,883,327)	(2,574)	(3,555)	(1,204,833)	(6,952)
Net gain (loss) on investments	(243,858)	(2,583)	(4,772)	(622,682)	(7,919)
Net increase (decrease) in net assets resulting from operations	$(1,740,796)	$(1,637)	$(3,299)	$(681,973)	$(6,033)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$13,565	$194,560	$—
Variable account expenses	25,557	7,128	15,557	121,965	179,954
Investment income (loss) — net	(25,557)	(7,128)	(1,992)	72,595	(179,954)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	738,421	146,099	451,604	3,025,834	4,198,315
Cost of investments sold	444,878	94,442	452,478	3,063,592	3,753,376
Net realized gain (loss) on sales of investments	293,543	51,657	(874)	(37,758)	444,939
Distributions from capital gains	—	—	—	1,213,927	3,372,954
Net change in unrealized appreciation or depreciation of investments	(278,715)	(49,315)	(13,339)	(1,321,744)	(3,848,899)
Net gain (loss) on investments	14,828	2,342	(14,213)	(145,575)	(31,006)
Net increase (decrease) in net assets resulting from operations	$(10,729)	$(4,786)	$(16,205)	$(72,980)	$(210,960)

Year ended Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$23,981	$103,575	$4,695	$—	$15,082
Variable account expenses	19,235	23,499	33,354	34,310	2,690
Investment income (loss) — net	4,746	80,076	(28,659)	(34,310)	12,392

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	385,957	428,659	711,632	823,049	157,432
Cost of investments sold	266,846	384,535	475,798	680,146	177,353
Net realized gain (loss) on sales of investments	119,111	44,124	235,834	142,903	(19,921)
Distributions from capital gains	—	—	375,837	464,118	—
Net change in unrealized appreciation or depreciation of investments	(110,945)	(94,501)	(712,958)	(677,795)	(14,631)
Net gain (loss) on investments	8,166	(50,377)	(101,287)	(70,774)	(34,552)
Net increase (decrease) in net assets resulting from operations	$12,912	$29,699	$(129,946)	$(105,084)	$(22,160)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(340)	$(12,357)	$20,362	$114,473	$(1,779)
Net realized gain (loss) on sales of investments	(243)	43,433	427,932	(163,527)	(61,227)
Distributions from capital gains	5,209	—	—	—	27,878
Net change in unrealized appreciation or depreciation of investments	(18,379)	(11,070)	(437,656)	244,724	(557,999)
Net increase (decrease) in net assets resulting from operations	(13,753)	20,006	10,638	195,670	(593,127)

Contract transactions
Contract purchase payments	263,038	33,560	53,465	174,962	148,527
Net transfers(1)	26,233	(37,958)	(606,624)	(201,680)	194,402
Transfers for policy loans	—	(56)	51	(11,115)	636
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,998)	—
Contract charges	(74)	(1,431)	(3,789)	(11,385)	(588)
Contract terminations:
Surrender benefits	(8,568)	(89,344)	(715,885)	(1,250,223)	(45,688)
Death benefits	—	(23,880)	(59,660)	(83,996)	(13,138)
Increase (decrease) from contract transactions	280,629	(119,109)	(1,332,442)	(1,387,435)	284,151
Net assets at beginning of year	53,646	1,342,660	6,938,103	9,495,199	1,362,101
Net assets at end of year	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,053,125

Accumulation unit activity
Units outstanding at beginning of year	47,194	934,621	3,736,953	6,655,011	1,153,863
Contract purchase payments	234,415	22,826	28,738	128,676	147,392
Net transfers(1)	23,328	(28,222)	(344,796)	(150,217)	212,173
Transfers for policy loans	—	(35)	242	(5,156)	648
Contract charges	(67)	(951)	(2,057)	(7,432)	(595)
Contract terminations:
Surrender benefits	(7,478)	(60,314)	(378,701)	(760,857)	(50,284)
Death benefits	—	(15,297)	(29,725)	(50,907)	(12,113)
Units outstanding at end of year	297,392	852,628	3,010,654	5,809,118	1,451,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(10,506)	$28,854	$(19,431)	$178,153	$10,023
Net realized gain (loss) on sales of investments	75,369	234,816	323,387	728,109	(76,990)
Distributions from capital gains	—	228,387	310,715	—	378,180
Net change in unrealized appreciation or depreciation of investments	(62,661)	(611,786)	(470,024)	(1,721,598)	(474,426)
Net increase (decrease) in net assets resulting from operations	2,202	(119,729)	144,647	(815,336)	(163,213)

Contract transactions
Contract purchase payments	17,903	60,778	13,506	275,376	157,213
Net transfers(1)	(5,608)	81,210	(470,638)	398,543	1,805,821
Transfers for policy loans	4,453	(1,138)	(1,309)	(2,061)	341
Adjustments to net assets allocated to contracts in payment period	(187)	—	—	(4,611)	—
Contract charges	(662)	(2,442)	(2,862)	(7,161)	(2,905)
Contract terminations:
Surrender benefits	(259,390)	(557,868)	(394,076)	(1,809,643)	(343,947)
Death benefits	—	(60,684)	(56,241)	(131,087)	(7,855)
Increase (decrease) from contract transactions	(243,491)	(480,144)	(911,620)	(1,280,644)	1,608,668
Net assets at beginning of year	1,717,538	5,190,767	3,210,802	17,466,054	4,794,173
Net assets at end of year	$1,476,249	$4,590,894	$2,443,829	$15,370,074	$6,239,628

Accumulation unit activity
Units outstanding at beginning of year	1,043,523	2,646,297	1,744,979	8,157,483	4,077,335
Contract purchase payments	10,243	29,641	7,007	137,585	131,501
Net transfers(1)	(8,247)	31,696	(247,924)	250,481	1,496,217
Transfers for policy loans	2,658	(482)	(704)	(1,401)	284
Contract charges	(385)	(1,281)	(1,480)	(3,421)	(2,458)
Contract terminations:
Surrender benefits	(154,237)	(296,505)	(204,922)	(841,976)	(287,760)
Death benefits	—	(29,004)	(28,365)	(67,653)	(6,829)
Units outstanding at end of year	893,555	2,380,362	1,268,591	7,631,098	5,408,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(10,913)	$(136,953)	$(118,565)	$(1,341)	$(8,420)
Net realized gain (loss) on sales of investments	13,981	443,549	314	(46,558)	7,023
Distributions from capital gains	6,112	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(56,353)	(243,447)	(313)	17,213	10,015
Net increase (decrease) in net assets resulting from operations	(47,173)	63,149	(118,564)	(30,686)	8,618

Contract transactions
Contract purchase payments	13,924	927,705	750,373	1,593	264,303
Net transfers(1)	44,403	2,111,896	4,039,123	(60,739)	244,438
Transfers for policy loans	4,810	12,340	33,341	—	(999)
Adjustments to net assets allocated to contracts in payment period	—	(19,534)	(1,709)	—	—
Contract charges	(837)	(7,584)	(10,517)	(3)	(261)
Contract terminations:
Surrender benefits	(119,008)	(831,949)	(3,400,914)	(1,656)	(31,256)
Death benefits	(33,384)	(229,229)	(77,780)	—	(10,500)
Increase (decrease) from contract transactions	(90,092)	1,963,645	1,331,917	(60,805)	465,725
Net assets at beginning of year	1,538,701	11,885,197	12,673,359	148,260	552,211
Net assets at end of year	$1,401,436	$13,911,991	$13,886,712	$56,769	$1,026,554

Accumulation unit activity
Units outstanding at beginning of year	1,024,577	5,949,842	11,622,616	204,652	407,642
Contract purchase payments	9,205	546,005	709,342	421	190,995
Net transfers(1)	29,330	1,263,041	3,909,196	(101,172)	179,212
Transfers for policy loans	3,214	5,166	29,743	—	(740)
Contract charges	(552)	(3,949)	(9,838)	(4)	(189)
Contract terminations:
Surrender benefits	(80,448)	(436,643)	(3,098,844)	(2,355)	(23,521)
Death benefits	(23,312)	(124,875)	(72,372)	—	(7,942)
Units outstanding at end of year	962,014	7,198,587	13,089,843	101,542	745,457

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$3,398	$(1,123)	$(320,039)	$2,166	$(88,424)
Net realized gain (loss) on sales of investments	417	942	2,522,607	(7,205)	194,507
Distributions from capital gains	—	—	—	—	282,293
Net change in unrealized appreciation or depreciation of investments	(8,240)	(749)	(3,461,761)	(2,290)	(1,375,179)
Net increase (decrease) in net assets resulting from operations	(4,425)	(930)	(1,259,193)	(7,329)	(986,803)

Contract transactions
Contract purchase payments	43,964	1,804	488,250	40,611	164,004
Net transfers(1)	192,893	(18,257)	(1,706,738)	(39,051)	(346,524)
Transfers for policy loans	—	—	31,963	225	15,790
Adjustments to net assets allocated to contracts in payment period	—	—	4,091	—	(2,750)
Contract charges	(113)	(17)	(23,940)	(214)	(11,797)
Contract terminations:
Surrender benefits	(958)	(27,921)	(4,020,185)	(9,581)	(1,268,546)
Death benefits	—	—	(353,382)	(10,770)	(66,931)
Increase (decrease) from contract transactions	235,786	(44,391)	(5,579,941)	(18,780)	(1,516,754)
Net assets at beginning of year	258,786	139,049	37,083,984	321,829	11,281,752
Net assets at end of year	$490,147	$93,728	$30,244,850	$295,720	$8,778,195

Accumulation unit activity
Units outstanding at beginning of year	259,315	151,036	16,772,854	353,127	5,481,790
Contract purchase payments	44,306	1,921	217,569	44,084	80,608
Net transfers(1)	195,988	(19,251)	(795,428)	(42,686)	(223,811)
Transfers for policy loans	—	—	13,859	242	8,832
Contract charges	(115)	(19)	(12,037)	(233)	(5,678)
Contract terminations:
Surrender benefits	(665)	(29,869)	(1,854,075)	(10,463)	(600,850)
Death benefits	—	—	(158,125)	(11,875)	(32,098)
Units outstanding at end of year	498,829	103,818	14,184,617	332,196	4,708,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Operations
Investment income (loss) — net	$(93,038)	$750,777	$632,386	$115,560	$(14,765)
Net realized gain (loss) on sales of investments	(279,425)	99,670	(215,808)	(200,979)	19,962
Distributions from capital gains	818,226	—	68,228	94,633	—
Net change in unrealized appreciation or depreciation of investments	(1,124,857)	(1,096,018)	(604,538)	(227,328)	(17,676)
Net increase (decrease) in net assets resulting from operations	(679,094)	(245,571)	(119,732)	(218,114)	(12,479)

Contract transactions
Contract purchase payments	64,089	107,458	70,664	265,239	71,358
Net transfers(1)	(414,145)	(175,005)	(923,067)	(481,375)	(65,813)
Transfers for policy loans	2,608	8,682	(991)	(6,420)	3,519
Adjustments to net assets allocated to contracts in payment period	(1,793)	(8,735)	(1,831)	(21,434)	(760)
Contract charges	(13,777)	(8,104)	(13,305)	(43,408)	(1,369)
Contract terminations:
Surrender benefits	(917,298)	(2,243,721)	(797,623)	(3,683,526)	(281,338)
Death benefits	(78,682)	(56,816)	(69,354)	(201,599)	(9,460)
Increase (decrease) from contract transactions	(1,358,998)	(2,376,241)	(1,735,507)	(4,172,523)	(283,863)
Net assets at beginning of year	10,537,229	16,078,920	8,439,724	33,316,079	2,402,649
Net assets at end of year	$8,499,137	$13,457,108	$6,584,485	$28,925,442	$2,106,307

Accumulation unit activity
Units outstanding at beginning of year	6,529,668	7,056,462	4,680,370	20,327,307	2,092,086
Contract purchase payments	40,242	48,057	38,722	159,899	62,226
Net transfers(1)	(269,372)	(73,496)	(523,814)	(288,319)	(52,179)
Transfers for policy loans	1,859	4,092	(471)	(3,104)	2,934
Contract charges	(8,958)	(3,594)	(7,321)	(27,096)	(1,185)
Contract terminations:
Surrender benefits	(559,252)	(957,163)	(431,465)	(2,229,974)	(237,050)
Death benefits	(50,986)	(23,588)	(38,391)	(129,273)	(8,440)
Units outstanding at end of year	5,683,201	6,050,770	3,717,630	17,809,440	1,858,392

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(46,106)	$(95,638)	$(230,717)	$92,410	$(126,308)
Net realized gain (loss) on sales of investments	380,009	588,573	1,035,723	(73,197)	31,412
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	77,121	(530,247)	(857,570)	(57,805)	(255,225)
Net increase (decrease) in net assets resulting from operations	411,024	(37,312)	(52,564)	(38,592)	(350,121)

Contract transactions
Contract purchase payments	103,598	814,085	261,070	90,278	5,130,206
Net transfers(1)	569,992	1,039,926	(32,378)	(2,759,588)	5,470,610
Transfers for policy loans	4,977	10,503	42,002	—	—
Adjustments to net assets allocated to contracts in payment period	(2,538)	—	(26,516)	—	—
Contract charges	(5,364)	(3,839)	(31,102)	(1,256)	(109,839)
Contract terminations:
Surrender benefits	(645,252)	(1,112,762)	(1,771,497)	(147,648)	(339,261)
Death benefits	(24,195)	(81,676)	(285,289)	(36,293)	—
Increase (decrease) from contract transactions	1,218	666,237	(1,843,710)	(2,854,507)	10,151,716
Net assets at beginning of year	5,034,258	9,593,432	22,468,285	4,496,575	7,205,315
Net assets at end of year	$5,446,500	$10,222,357	$20,572,011	$1,603,476	$17,006,910

Accumulation unit activity
Units outstanding at beginning of year	4,922,800	5,751,248	12,870,348	4,301,729	6,922,432
Contract purchase payments	102,503	482,266	158,779	85,651	4,915,264
Net transfers(1)	541,977	584,520	(70,487)	(2,632,437)	5,287,140
Transfers for policy loans	4,792	6,881	23,853	—	—
Contract charges	(4,967)	(2,305)	(19,203)	(1,227)	(105,880)
Contract terminations:
Surrender benefits	(624,859)	(693,485)	(1,080,028)	(146,155)	(325,115)
Death benefits	(14,872)	(45,198)	(147,889)	(34,236)	—
Units outstanding at end of year	4,927,374	6,083,927	11,735,373	1,573,325	16,693,841

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(447,046)	$(3,360,130)	$(7,140,316)	$(45,559)	$(36,529)
Net realized gain (loss) on sales of investments	85,692	458,667	3,232,223	174,528	400,420
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,070,812)	(13,632,012)	(22,220,737)	45,559	(589,189)
Net increase (decrease) in net assets resulting from operations	(1,432,166)	(16,533,475)	(26,128,830)	174,528	(225,298)

Contract transactions
Contract purchase payments	12,733,582	70,526,202	127,222,417	65,981	55,820
Net transfers(1)	3,270,198	41,356,260	7,522,681	15,420	(411,196)
Transfers for policy loans	—	6,042	(19,109)	9,725	1,691
Adjustments to net assets allocated to contracts in payment period	—	—	(32,189)	(5,108)	—
Contract charges	(366,846)	(3,051,720)	(6,943,222)	(2,147)	(3,258)
Contract terminations:
Surrender benefits	(503,318)	(8,870,795)	(9,840,252)	(296,061)	(648,768)
Death benefits	(454,817)	(1,218,649)	(3,673,084)	(11,771)	(17,817)
Increase (decrease) from contract transactions	14,678,799	98,747,340	114,237,242	(223,961)	(1,023,528)
Net assets at beginning of year	35,604,896	290,133,311	638,387,620	3,987,067	4,638,187
Net assets at end of year	$48,851,529	$372,347,176	$726,496,032	$3,937,634	$3,389,361

Accumulation unit activity
Units outstanding at beginning of year	33,120,787	257,165,674	548,588,293	2,435,803	2,261,377
Contract purchase payments	11,775,614	61,279,043	109,742,967	37,597	28,518
Net transfers(1)	3,045,649	36,524,170	6,473,564	9,103	(205,605)
Transfers for policy loans	—	5,682	(17,095)	5,970	822
Contract charges	(341,221)	(2,714,493)	(5,959,393)	(1,234)	(1,620)
Contract terminations:
Surrender benefits	(471,254)	(8,035,695)	(8,590,746)	(171,254)	(331,895)
Death benefits	(414,514)	(1,100,888)	(3,096,157)	(6,678)	(8,326)
Units outstanding at end of year	46,715,061	343,123,493	647,141,433	2,309,307	1,743,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$(9,472)	$(11,472)	$(21,811)	$107,354	$(10,449)
Net realized gain (loss) on sales of investments	163,943	136,533	198,632	60,443	(287,634)
Distributions from capital gains	—	—	—	12,778	—
Net change in unrealized appreciation or depreciation of investments	64,675	(191,309)	(263,597)	(149,318)	(29,716)
Net increase (decrease) in net assets resulting from operations	219,146	(66,248)	(86,776)	31,257	(327,799)

Contract transactions
Contract purchase payments	64,299	14,205	29,252	47,531	28,919
Net transfers(1)	29,249	16,154	(85,474)	(778,444)	(73,488)
Transfers for policy loans	8,980	679	1,962	6,053	2,780
Adjustments to net assets allocated to contracts in payment period	(6,435)	—	(1,155)	(6,460)	—
Contract charges	(2,824)	(452)	(1,574)	(3,990)	(881)
Contract terminations:
Surrender benefits	(759,816)	(178,680)	(333,249)	(921,613)	(208,045)
Death benefits	(23,009)	(20,652)	(7,729)	(61,030)	(1,725)
Increase (decrease) from contract transactions	(689,556)	(168,746)	(397,967)	(1,717,953)	(252,440)
Net assets at beginning of year	5,252,006	1,309,067	2,682,943	6,779,124	1,435,932
Net assets at end of year	$4,781,596	$1,074,073	$2,198,200	$5,092,428	$855,693

Accumulation unit activity
Units outstanding at beginning of year	3,848,336	700,365	1,169,774	5,321,912	2,284,651
Contract purchase payments	43,478	7,768	11,766	36,309	50,868
Net transfers(1)	12,392	14,526	(41,073)	(597,735)	(130,582)
Transfers for policy loans	5,675	390	634	4,477	4,966
Contract charges	(1,991)	(250)	(670)	(3,190)	(1,654)
Contract terminations:
Surrender benefits	(529,118)	(98,424)	(148,437)	(710,820)	(372,555)
Death benefits	(17,798)	(11,041)	(3,870)	(48,905)	(3,182)
Units outstanding at end of year	3,360,974	613,334	988,124	4,002,048	1,832,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2
Operations
Investment income (loss) — net	$15,421	$236,949	$(48,339)	$83,281	$(177,608)
Net realized gain (loss) on sales of investments	(13,101)	(54,652)	1,108,298	435,211	625,916
Distributions from capital gains	1,975	—	2,638,759	459,825	3,369,641
Net change in unrealized appreciation or depreciation of investments	(72,613)	(335,596)	(3,886,193)	(1,257,795)	(4,388,756)
Net increase (decrease) in net assets resulting from operations	(68,318)	(153,299)	(187,475)	(279,478)	(570,807)

Contract transactions
Contract purchase payments	52,847	83,154	1,109,493	115,581	587,845
Net transfers(1)	(72,691)	(803,192)	(690,164)	(11,837)	(1,121,133)
Transfers for policy loans	335	(4,409)	84	1,867	(18,463)
Adjustments to net assets allocated to contracts in payment period	—	(606)	(10,126)	(5,424)	(2,083)
Contract charges	(383)	(9,838)	(17,428)	(4,437)	(20,839)
Contract terminations:
Surrender benefits	(23,638)	(1,441,666)	(2,572,070)	(1,049,458)	(2,988,730)
Death benefits	—	(78,124)	(156,962)	(32,244)	(150,147)
Increase (decrease) from contract transactions	(43,530)	(2,254,681)	(2,337,173)	(985,952)	(3,713,550)
Net assets at beginning of year	889,426	10,957,716	29,543,759	9,437,426	28,315,788
Net assets at end of year	$777,578	$8,549,736	$27,019,111	$8,171,996	$24,031,431

Accumulation unit activity
Units outstanding at beginning of year	872,751	8,585,141	16,882,200	4,688,566	9,898,983
Contract purchase payments	53,135	64,534	635,225	56,182	209,900
Net transfers(1)	(77,400)	(630,400)	(428,969)	(9,864)	(421,260)
Transfers for policy loans	341	(3,342)	162	759	(5,085)
Contract charges	(381)	(7,661)	(9,915)	(2,226)	(7,398)
Contract terminations:
Surrender benefits	(23,665)	(1,120,129)	(1,454,858)	(525,644)	(963,032)
Death benefits	—	(60,342)	(88,127)	(16,378)	(61,482)
Units outstanding at end of year	824,781	6,827,801	15,535,718	4,191,395	8,650,626

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$8,662	$24,944	$170,780	$153,524	$235,752
Net realized gain (loss) on sales of investments	125,896	(28,672)	(112,869)	(186,366)	374,665
Distributions from capital gains	4,438	3,213	—	—	750,100
Net change in unrealized appreciation or depreciation of investments	3,165	(37,935)	(86,132)	(179,729)	(1,977,169)
Net increase (decrease) in net assets resulting from operations	142,161	(38,450)	(28,221)	(212,571)	(616,652)

Contract transactions
Contract purchase payments	66,220	241,942	86,420	375,764	415,092
Net transfers(1)	(321,951)	(420,297)	(538,477)	(2,477,255)	(130,934)
Transfers for policy loans	4,682	631	2,959	—	43
Adjustments to net assets allocated to contracts in payment period	(258)	—	(911)	—	—
Contract charges	(2,375)	(340)	(4,726)	(1,405)	(6,210)
Contract terminations:
Surrender benefits	(528,647)	(90,870)	(716,456)	(225,451)	(1,178,696)
Death benefits	(20,908)	(22,454)	(107,561)	—	(134,126)
Increase (decrease) from contract transactions	(803,237)	(291,388)	(1,278,752)	(2,328,347)	(1,034,831)
Net assets at beginning of year	4,898,554	1,711,256	7,743,920	4,063,901	11,757,027
Net assets at end of year	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,544

Accumulation unit activity
Units outstanding at beginning of year	3,235,813	1,696,732	4,367,482	3,659,915	6,426,366
Contract purchase payments	43,576	239,973	44,809	339,046	232,474
Net transfers(1)	(224,942)	(412,473)	(359,668)	(2,302,060)	(65,894)
Transfers for policy loans	3,113	624	1,724	—	248
Contract charges	(1,517)	(336)	(2,731)	(1,278)	(3,539)
Contract terminations:
Surrender benefits	(334,653)	(90,573)	(364,031)	(202,590)	(618,264)
Death benefits	(16,489)	(22,188)	(54,737)	—	(71,529)
Units outstanding at end of year	2,704,901	1,411,759	3,632,848	1,493,033	5,899,862

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(24,196)	$89,660	$(53,651)	$1,204	$27,978
Net realized gain (loss) on sales of investments	440,325	(26,887)	201,036	(174)	422,539
Distributions from capital gains	1,245,989	6,645	755,830	152	387,629
Net change in unrealized appreciation or depreciation of investments	(2,353,733)	(139,519)	(1,983,407)	(6,608)	(900,251)
Net increase (decrease) in net assets resulting from operations	(691,615)	(70,101)	(1,080,192)	(5,426)	(62,105)

Contract transactions
Contract purchase payments	186,926	178,182	111,745	50,546	55,590
Net transfers(1)	(844,608)	272,281	(110,728)	26,889	(30,302)
Transfers for policy loans	(2,905)	225	11,620	—	2,853
Adjustments to net assets allocated to contracts in payment period	—	—	(3,454)	—	(723)
Contract charges	(3,354)	(400)	(10,036)	(14)	(13,317)
Contract terminations:
Surrender benefits	(1,034,004)	(26,492)	(1,229,058)	(2,081)	(889,803)
Death benefits	(162,044)	—	(185,579)	—	(56,153)
Increase (decrease) from contract transactions	(1,859,989)	423,796	(1,415,490)	75,340	(931,855)
Net assets at beginning of year	9,944,905	986,242	11,998,407	29,766	7,072,495
Net assets at end of year	$7,393,301	$1,339,937	$9,502,725	$99,680	$6,078,535

Accumulation unit activity
Units outstanding at beginning of year	3,860,166	996,908	3,040,651	29,228	4,225,048
Contract purchase payments	78,284	183,747	29,264	53,011	33,093
Net transfers(1)	(377,284)	279,403	(28,443)	28,133	(17,119)
Transfers for policy loans	(326)	226	3,041	—	1,791
Contract charges	(1,292)	(410)	(2,710)	(15)	(7,770)
Contract terminations:
Surrender benefits	(360,508)	(27,649)	(315,681)	(1,848)	(533,551)
Death benefits	(66,952)	—	(47,995)	—	(34,025)
Units outstanding at end of year	3,132,088	1,432,225	2,678,127	108,509	3,667,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
Operations
Investment income (loss) — net	$(31,064)	$17,233	$65,618	$8,060	$(32,937)
Net realized gain (loss) on sales of investments	224,510	(21,476)	466,105	84,106	383,513
Distributions from capital gains	18,648	54,633	23,291	—	319,424
Net change in unrealized appreciation or depreciation of investments	(78,052)	(83,696)	(1,146,227)	(74,626)	(600,702)
Net increase (decrease) in net assets resulting from operations	134,042	(33,306)	(591,213)	17,540	69,298

Contract transactions
Contract purchase payments	15,834	90,343	86,339	14,460	48,999
Net transfers(1)	(156,116)	(102,183)	(154,196)	(117,736)	329,815
Transfers for policy loans	(976)	—	(3,350)	(484)	748
Adjustments to net assets allocated to contracts in payment period	(527)	—	—	—	—
Contract charges	(13,281)	(119)	(22,352)	(443)	(2,884)
Contract terminations:
Surrender benefits	(417,608)	(59,786)	(823,136)	(108,544)	(523,357)
Death benefits	(39,889)	—	(130,616)	(16,039)	(68,939)
Increase (decrease) from contract transactions	(612,563)	(71,745)	(1,047,311)	(228,786)	(215,618)
Net assets at beginning of year	3,625,749	657,407	9,076,465	1,151,180	3,522,951
Net assets at end of year	$3,147,228	$552,356	$7,437,941	$939,934	$3,376,631

Accumulation unit activity
Units outstanding at beginning of year	2,521,736	639,385	5,030,260	734,403	1,610,621
Contract purchase payments	10,681	87,983	49,008	9,112	21,170
Net transfers(1)	(105,192)	(100,459)	(89,163)	(72,605)	135,023
Transfers for policy loans	(639)	—	(1,596)	(318)	326
Contract charges	(9,002)	(118)	(12,902)	(277)	(1,232)
Contract terminations:
Surrender benefits	(281,717)	(58,568)	(466,846)	(67,661)	(224,118)
Death benefits	(27,024)	—	(71,759)	(9,856)	(28,966)
Units outstanding at end of year	2,108,843	568,223	4,437,002	592,798	1,512,824

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
Operations
Investment income (loss) — net	$22,490	$(4,081)	$(13,647)	$(11,702)	$(7,120)
Net realized gain (loss) on sales of investments	89,116	11,319	81,658	63,551	(90,681)
Distributions from capital gains	—	35,702	111,379	140,020	199,720
Net change in unrealized appreciation or depreciation of investments	(322,978)	(40,661)	(168,983)	(107,099)	(210,511)
Net increase (decrease) in net assets resulting from operations	(211,372)	2,279	10,407	84,770	(108,592)

Contract transactions
Contract purchase payments	74,731	2,526	13,722	25,692	138,768
Net transfers(1)	802,643	(10,692)	13,069	56,259	(226,690)
Transfers for policy loans	(2,516)	—	(1,563)	(6,247)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,020)	(208)	(618)	(2,467)	(436)
Contract terminations:
Surrender benefits	(350,230)	(20,445)	(147,837)	(190,468)	(48,157)
Death benefits	(26,718)	(2,005)	(52,478)	(11,236)	—
Increase (decrease) from contract transactions	492,890	(30,824)	(175,705)	(128,467)	(136,515)
Net assets at beginning of year	4,565,975	477,535	1,546,200	1,477,630	1,200,318
Net assets at end of year	$4,847,493	$448,990	$1,380,902	$1,433,933	$955,211

Accumulation unit activity
Units outstanding at beginning of year	2,845,662	335,793	1,095,615	1,107,026	1,064,210
Contract purchase payments	46,710	1,709	9,375	19,721	123,997
Net transfers(1)	492,076	(7,125)	10,119	46,536	(209,704)
Transfers for policy loans	(1,615)	—	(1,050)	(4,736)	—
Contract charges	(3,181)	(142)	(423)	(1,706)	(390)
Contract terminations:
Surrender benefits	(216,345)	(14,179)	(100,602)	(140,475)	(44,582)
Death benefits	(16,168)	(1,463)	(35,644)	(8,612)	—
Units outstanding at end of year	3,147,139	314,593	977,390	1,017,754	933,531

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$8,237	$(403)	$(6,424)	$(20,203)	$(6,898)
Net realized gain (loss) on sales of investments	(2,058)	(1,301)	41,963	297,178	(61,106)
Distributions from capital gains	3,332	7,609	112,672	837,909	59,969
Net change in unrealized appreciation or depreciation of investments	(22,209)	(13,322)	(118,716)	(914,992)	(175,115)
Net increase (decrease) in net assets resulting from operations	(12,698)	(7,417)	29,495	199,892	(183,150)

Contract transactions
Contract purchase payments	153,383	12,075	22,364	55,721	29,717
Net transfers(1)	228,361	44,766	(27,513)	(370,039)	(135,249)
Transfers for policy loans	225	—	945	1,062	1,900
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(120)	(139)	(336)	(8,224)	(867)
Contract terminations:
Surrender benefits	(8,812)	—	(88,529)	(440,134)	(170,889)
Death benefits	—	—	—	(31,673)	(2,822)
Increase (decrease) from contract transactions	373,037	56,702	(93,069)	(793,287)	(278,210)
Net assets at beginning of year	413,039	116,890	807,407	4,779,238	2,194,367
Net assets at end of year	$773,378	$166,175	$743,833	$4,185,843	$1,733,007

Accumulation unit activity
Units outstanding at beginning of year	403,756	96,279	896,360	3,139,153	1,513,348
Contract purchase payments	149,902	9,938	23,991	35,138	20,126
Net transfers(1)	220,321	36,066	(29,550)	(232,959)	(93,172)
Transfers for policy loans	218	—	1,016	666	1,354
Contract charges	(117)	(119)	(367)	(5,162)	(605)
Contract terminations:
Surrender benefits	(8,310)	—	(98,929)	(276,062)	(119,614)
Death benefits	—	—	—	(19,649)	(2,050)
Units outstanding at end of year	765,770	142,164	792,521	2,641,125	1,319,387

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(3,913)	$(8,882)	$(17,629)	$245,367	$38,282
Net realized gain (loss) on sales of investments	(497)	(26,976)	27,979	376,850	93,447
Distributions from capital gains	10,961	257,679	67,563	566,979	—
Net change in unrealized appreciation or depreciation of investments	(13,608)	(321,475)	(118,870)	(2,466,453)	(194,148)
Net increase (decrease) in net assets resulting from operations	(7,057)	(99,654)	(40,957)	(1,277,257)	(62,419)

Contract transactions
Contract purchase payments	19,920	42,083	37,647	255,408	34,492
Net transfers(1)	133,382	4,369,439	(100,457)	(887,010)	266,896
Transfers for policy loans	—	(3,092)	3,206	(4,911)	4,047
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,114)	—
Contract charges	(229)	(1,574)	(1,114)	(5,047)	(2,713)
Contract terminations:
Surrender benefits	(1,277)	(274,766)	(286,103)	(882,046)	(387,999)
Death benefits	—	(19,797)	(14,526)	(78,173)	(11,583)
Increase (decrease) from contract transactions	151,796	4,112,293	(361,347)	(1,603,893)	(96,860)
Net assets at beginning of year	307,325	—	2,239,334	9,594,441	2,885,057
Net assets at end of year	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,778

Accumulation unit activity
Units outstanding at beginning of year	268,008	—	1,303,483	3,425,640	2,083,659
Contract purchase payments	17,683	42,145	20,966	101,878	24,607
Net transfers(1)	116,266	4,368,059	(57,847)	(312,844)	196,262
Transfers for policy loans	—	(3,014)	1,722	(1,441)	2,898
Contract charges	(196)	(1,580)	(625)	(1,954)	(1,964)
Contract terminations:
Surrender benefits	(1,103)	(279,303)	(162,306)	(317,832)	(282,220)
Death benefits	—	(19,524)	(8,450)	(31,165)	(8,383)
Units outstanding at end of year	400,658	4,106,783	1,096,943	2,862,282	2,014,859

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(17,738)	$(317)	$1,064	$7,670	$1,038,459
Net realized gain (loss) on sales of investments	(14,950)	55	21,808	288,359	(60,626)
Distributions from capital gains	330,400	392	3,662	403,088	—
Net change in unrealized appreciation or depreciation of investments	(422,293)	(2,766)	(17,040)	(514,197)	(1,668,418)
Net increase (decrease) in net assets resulting from operations	(124,581)	(2,636)	9,494	184,920	(690,585)

Contract transactions
Contract purchase payments	72,769	10,875	17,183	216,107	351,467
Net transfers(1)	(189,513)	26,157	262,077	(353,611)	(1,721,825)
Transfers for policy loans	199	—	89	1,700	2,618
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(6,501)
Contract charges	(1,199)	—	(2,035)	(1,724)	(26,413)
Contract terminations:
Surrender benefits	(280,722)	(74)	(109,432)	(623,509)	(2,733,533)
Death benefits	(120)	—	(1,266)	(94,994)	(213,946)
Increase (decrease) from contract transactions	(398,586)	36,958	166,616	(856,031)	(4,348,133)
Net assets at beginning of year	2,123,445	18,746	1,216,616	6,226,581	24,845,973
Net assets at end of year	$1,600,278	$53,068	$1,392,726	$5,555,470	$19,807,255

Accumulation unit activity
Units outstanding at beginning of year	1,122,900	17,459	1,117,371	3,515,533	16,601,113
Contract purchase payments	38,678	10,803	14,461	115,339	245,132
Net transfers(1)	(94,877)	27,524	232,442	(200,615)	(1,154,319)
Transfers for policy loans	102	—	73	898	2,011
Contract charges	(656)	—	(1,795)	(934)	(17,684)
Contract terminations:
Surrender benefits	(147,488)	—	(98,347)	(340,494)	(1,815,740)
Death benefits	(64)	—	(1,122)	(50,962)	(144,304)
Units outstanding at end of year	918,595	55,786	1,263,083	3,038,765	13,716,209

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(9,639)	$206,973	$843	$16,018	$147,562
Net realized gain (loss) on sales of investments	55,101	(356,473)	(404)	1,806	82,095
Distributions from capital gains	444,466	—	—	4,989	—
Net change in unrealized appreciation or depreciation of investments	(724,045)	(830,862)	(2,541)	(25,508)	(105,822)
Net increase (decrease) in net assets resulting from operations	(234,117)	(980,362)	(2,102)	(2,695)	123,835

Contract transactions
Contract purchase payments	138,593	189,894	8,501	124,784	13,643
Net transfers(1)	469,037	(2,113,976)	6,799	(86,305)	189,953
Transfers for policy loans	2,425	1,495	—	—	(340)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,048)	(10,523)	(83)	(292)	(1,265)
Contract terminations:
Surrender benefits	(301,368)	(823,217)	(4,081)	(8,727)	(149,903)
Death benefits	(39,879)	(68,558)	—	—	(7,306)
Increase (decrease) from contract transactions	267,760	(2,824,885)	11,136	29,460	44,782
Net assets at beginning of year	3,027,722	11,897,126	105,661	436,238	1,856,235
Net assets at end of year	$3,061,365	$8,091,879	$114,695	$463,003	$2,024,852

Accumulation unit activity
Units outstanding at beginning of year	1,419,249	8,380,529	107,515	400,268	752,909
Contract purchase payments	67,717	136,946	8,109	126,150	5,135
Net transfers(1)	230,269	(1,537,909)	6,726	(84,845)	73,902
Transfers for policy loans	1,088	1,099	—	—	(157)
Contract charges	(501)	(7,703)	(81)	(295)	(473)
Contract terminations:
Surrender benefits	(146,246)	(587,577)	(4,012)	(2,398)	(57,098)
Death benefits	(20,387)	(49,616)	—	—	(2,936)
Units outstanding at end of year	1,551,189	6,335,769	118,257	438,880	771,282

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$3,777	$6,898	$(1,710)	$(510,367)	$(636,118)
Net realized gain (loss) on sales of investments	12,097	46,898	(8,327)	1,399,858	3,356,700
Distributions from capital gains	—	—	652	—	—
Net change in unrealized appreciation or depreciation of investments	(13,679)	(63,415)	(43,685)	(1,728,920)	(3,806,223)
Net increase (decrease) in net assets resulting from operations	2,195	(9,619)	(53,070)	(839,429)	(1,085,641)

Contract transactions
Contract purchase payments	16,147	9,374	16,589	2,628,151	1,442,042
Net transfers(1)	(33,690)	(15,168)	110,883	(602,384)	(1,615,250)
Transfers for policy loans	2,442	589	169	18,049	(15,373)
Adjustments to net assets allocated to contracts in payment period	(327)	—	—	—	—
Contract charges	(659)	(723)	(66)	(329,100)	(436,962)
Contract terminations:
Surrender benefits	(95,221)	(74,349)	(4,405)	(1,472,335)	(4,047,085)
Death benefits	(562)	(1,105)	—	—	(308,110)
Increase (decrease) from contract transactions	(111,870)	(81,382)	123,170	242,381	(4,980,738)
Net assets at beginning of year	982,067	840,705	127,696	53,048,155	69,333,728
Net assets at end of year	$872,392	$749,704	$197,796	$52,451,107	$63,267,349

Accumulation unit activity
Units outstanding at beginning of year	627,326	447,615	178,152	34,994,777	45,641,843
Contract purchase payments	9,611	4,904	24,607	1,716,064	936,480
Net transfers(1)	(20,540)	(9,082)	172,966	(343,853)	(1,055,718)
Transfers for policy loans	1,527	307	265	12,065	(10,026)
Contract charges	(409)	(380)	(111)	(216,681)	(287,022)
Contract terminations:
Surrender benefits	(56,724)	(39,305)	(7,804)	(944,915)	(2,654,343)
Death benefits	(384)	(636)	—	—	(197,596)
Units outstanding at end of year	560,407	403,423	368,075	35,217,457	42,373,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
Operations
Investment income (loss) — net	$54,905	$3,440,915	$(404,600)	$(549,587)	$(82,185)
Net realized gain (loss) on sales of investments	2,538	(470,522)	851,270	1,632,007	533,591
Distributions from capital gains	—	835,477	—	—	1,233,247
Net change in unrealized appreciation or depreciation of investments	(62,452)	(4,019,264)	(873,525)	(1,637,206)	(1,536,913)
Net increase (decrease) in net assets resulting from operations	(5,009)	(213,394)	(426,855)	(554,786)	147,740

Contract transactions
Contract purchase payments	16,720	47,549	3,273,672	150,996	135,036
Net transfers(1)	97,525	(12,790)	(2,568,276)	(530,876)	(704,001)
Transfers for policy loans	304	(3,020)	—	(6,076)	3,632
Adjustments to net assets allocated to contracts in payment period	—	—	—	(64,137)	—
Contract charges	(113)	(24,051)	(268,935)	(308,232)	(11,750)
Contract terminations:
Surrender benefits	(21,119)	(984,261)	(1,865,362)	(3,912,414)	(1,120,661)
Death benefits	—	(82,135)	(1,223,611)	(1,429,048)	(40,923)
Increase (decrease) from contract transactions	93,317	(1,058,708)	(2,652,512)	(6,099,787)	(1,738,667)
Net assets at beginning of year	321,905	9,824,500	39,200,785	60,308,163	10,873,559
Net assets at end of year	$410,213	$8,552,398	$36,121,418	$53,653,590	$9,282,632

Accumulation unit activity
Units outstanding at beginning of year	285,920	7,140,736	32,886,990	50,401,023	6,203,943
Contract purchase payments	14,857	34,523	2,734,236	124,823	75,790
Net transfers(1)	86,729	(11,538)	(2,123,055)	(485,457)	(388,246)
Transfers for policy loans	269	(2,154)	—	(5,012)	2,029
Contract charges	(99)	(17,550)	(225,549)	(256,369)	(6,507)
Contract terminations:
Surrender benefits	(18,754)	(712,968)	(1,553,313)	(3,255,466)	(635,049)
Death benefits	—	(59,274)	(1,049,350)	(1,190,497)	(22,302)
Units outstanding at end of year	368,922	6,371,775	30,669,959	45,333,045	5,229,658

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,493,757)	$(7,136,303)	$(2,158,735)	$(2,523,469)	$(1,046,057)
Net realized gain (loss) on sales of investments	7,568,153	24,226,892	3,998,856	13,522,542	2,388,942
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,905,977)	(27,256,516)	(5,767,751)	(15,320,632)	(2,531,117)
Net increase (decrease) in net assets resulting from operations	(6,831,581)	(10,165,927)	(3,927,630)	(4,321,559)	(1,188,232)

Contract transactions
Contract purchase payments	13,858,509	3,877,791	11,547,233	2,684,551	4,164,410
Net transfers(1)	4,896,171	(1,043,954)	2,658,111	(11,178,250)	(6,110,243)
Transfers for policy loans	78,760	41,302	(177,309)	31,853	5,307
Adjustments to net assets allocated to contracts in payment period	(358,308)	(993,891)	(7,708)	—	—
Contract charges	(3,408,097)	(4,623,533)	(1,692,638)	(1,523,391)	(640,855)
Contract terminations:
Surrender benefits	(18,364,928)	(56,652,351)	(8,251,093)	(20,831,076)	(3,548,987)
Death benefits	(2,768,126)	(8,384,317)	(776,722)	(728,266)	(1,743,056)
Increase (decrease) from contract transactions	(6,066,019)	(67,778,953)	3,299,874	(31,544,579)	(7,873,424)
Net assets at beginning of year	440,901,794	789,901,478	215,582,311	286,115,698	103,883,755
Net assets at end of year	$428,004,194	$711,956,598	$214,954,555	$250,249,560	$94,822,099

Accumulation unit activity
Units outstanding at beginning of year	322,932,473	575,830,252	149,301,290	197,395,344	81,667,698
Contract purchase payments	10,093,499	2,808,457	8,025,303	1,838,587	3,271,301
Net transfers(1)	3,394,140	(1,360,420)	1,759,314	(7,779,122)	(4,800,385)
Transfers for policy loans	54,968	29,744	(120,443)	23,606	4,079
Contract charges	(2,487,458)	(3,349,805)	(1,166,496)	(1,041,091)	(500,787)
Contract terminations:
Surrender benefits	(13,370,088)	(41,013,959)	(5,687,428)	(14,326,943)	(2,781,048)
Death benefits	(2,034,763)	(6,046,743)	(525,116)	(497,805)	(1,360,973)
Units outstanding at end of year	318,582,771	526,897,526	151,586,424	175,612,576	75,499,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$(1,496,938)	$946	$1,473	$(59,291)	$1,886
Net realized gain (loss) on sales of investments	5,639,469	(9)	(1,217)	582,151	(967)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,883,327)	(2,574)	(3,555)	(1,204,833)	(6,952)
Net increase (decrease) in net assets resulting from operations	(1,740,796)	(1,637)	(3,299)	(681,973)	(6,033)

Contract transactions
Contract purchase payments	597,670	30,112	33,073	65,031	17,814
Net transfers(1)	(4,528,070)	18,403	30,765	(341,579)	42,237
Transfers for policy loans	11,211	—	406	4,855	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(859,355)	(2)	(3)	(13,918)	(10)
Contract terminations:
Surrender benefits	(13,940,721)	(225)	(5,337)	(933,606)	(6,881)
Death benefits	(1,587,171)	—	—	(47,253)	—
Increase (decrease) from contract transactions	(20,306,436)	48,288	58,904	(1,266,470)	53,160
Net assets at beginning of year	165,714,359	6,508	11,179	7,653,392	82,661
Net assets at end of year	$143,667,127	$53,159	$66,784	$5,704,949	$129,788

Accumulation unit activity
Units outstanding at beginning of year	129,152,229	4,999	9,701	2,892,819	78,492
Contract purchase payments	460,591	30,251	33,101	27,858	16,738
Net transfers(1)	(3,517,300)	18,365	29,906	(168,820)	41,943
Transfers for policy loans	8,929	—	412	1,721	—
Contract charges	(666,260)	(2)	(3)	(5,636)	(10)
Contract terminations:
Surrender benefits	(10,818,222)	—	(5,119)	(353,542)	(7,035)
Death benefits	(1,237,320)	—	—	(17,119)	—
Units outstanding at end of year	113,382,647	53,613	67,998	2,377,281	130,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(25,557)	$(7,128)	$(1,992)	$72,595	$(179,954)
Net realized gain (loss) on sales of investments	293,543	51,657	(874)	(37,758)	444,939
Distributions from capital gains	—	—	—	1,213,927	3,372,954
Net change in unrealized appreciation or depreciation of investments	(278,715)	(49,315)	(13,339)	(1,321,744)	(3,848,899)
Net increase (decrease) in net assets resulting from operations	(10,729)	(4,786)	(16,205)	(72,980)	(210,960)

Contract transactions
Contract purchase payments	36,025	7,270	113,170	189,679	215,341
Net transfers(1)	(379,255)	59,898	906,265	(443,859)	(676,958)
Transfers for policy loans	179	384	1,088	1,155	(4,834)
Adjustments to net assets allocated to contracts in payment period	—	(1,069)	—	(1,014)	(3,918)
Contract charges	(8,308)	(423)	(2,028)	(14,331)	(15,589)
Contract terminations:
Surrender benefits	(271,817)	(51,569)	(108,616)	(1,733,007)	(2,208,431)
Death benefits	(8,393)	(10,579)	—	(76,793)	(323,443)
Increase (decrease) from contract transactions	(631,569)	3,912	909,879	(2,078,170)	(3,017,832)
Net assets at beginning of year	3,206,285	740,215	1,057,947	14,312,920	21,190,773
Net assets at end of year	$2,563,987	$739,341	$1,951,621	$12,161,770	$17,961,981

Accumulation unit activity
Units outstanding at beginning of year	2,188,341	367,192	1,052,098	6,700,023	7,890,448
Contract purchase payments	24,344	3,508	113,616	85,105	75,731
Net transfers(1)	(256,841)	29,290	903,769	(250,158)	(208,013)
Transfers for policy loans	120	190	1,083	1,890	(1,243)
Contract charges	(5,665)	(208)	(2,020)	(6,451)	(5,692)
Contract terminations:
Surrender benefits	(186,208)	(25,472)	(108,208)	(807,374)	(778,810)
Death benefits	(5,743)	(4,844)	—	(33,854)	(122,960)
Units outstanding at end of year	1,758,348	369,656	1,960,338	5,689,181	6,849,461

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$4,746	$80,076	$(28,659)	$(34,310)	$12,392
Net realized gain (loss) on sales of investments	119,111	44,124	235,834	142,903	(19,921)
Distributions from capital gains	—	—	375,837	464,118	—
Net change in unrealized appreciation or depreciation of investments	(110,945)	(94,501)	(712,958)	(677,795)	(14,631)
Net increase (decrease) in net assets resulting from operations	12,912	29,699	(129,946)	(105,084)	(22,160)

Contract transactions
Contract purchase payments	52,530	44,371	53,945	130,281	19,460
Net transfers(1)	88,104	101,772	(228,857)	(161,599)	(16,608)
Transfers for policy loans	(6,466)	727	3,700	417	—
Adjustments to net assets allocated to contracts in payment period	—	(1,196)	(5,380)	—	—
Contract charges	(1,457)	(4,023)	(1,565)	(1,803)	(22)
Contract terminations:
Surrender benefits	(292,388)	(227,676)	(317,508)	(439,400)	(9,630)
Death benefits	—	(5,407)	(81,221)	(2,750)	—
Increase (decrease) from contract transactions	(159,677)	(91,432)	(576,886)	(474,854)	(6,800)
Net assets at beginning of year	2,369,115	2,512,024	3,991,768	3,808,345	280,605
Net assets at end of year	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645

Accumulation unit activity
Units outstanding at beginning of year	1,156,996	1,950,786	1,750,737	1,715,195	282,467
Contract purchase payments	25,122	33,273	24,680	56,391	20,429
Net transfers(1)	44,532	80,109	(107,642)	(69,640)	(20,514)
Transfers for policy loans	(3,378)	544	1,517	180	—
Contract charges	(701)	(3,127)	(701)	(789)	(22)
Contract terminations:
Surrender benefits	(141,411)	(158,496)	(137,645)	(192,774)	(9,862)
Death benefits	—	(3,813)	(35,905)	(1,170)	—
Units outstanding at end of year	1,081,160	1,899,276	1,495,041	1,507,393	272,498

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(166)	$(12,757)	$15,579	$258,057	$(7,039)
Net realized gain (loss) on sales of investments	191	43,253	301,233	(112,171)	20,868
Distributions from capital gains	1,684	—	—	—	8,057
Net change in unrealized appreciation or depreciation of investments	(231)	23,262	234,196	(900,975)	33,354
Net increase (decrease) in net assets resulting from operations	1,478	53,758	551,008	(755,089)	55,240

Contract transactions
Contract purchase payments	14,540	21,805	201,592	240,269	334,828
Net transfers(1)	31,862	(39,761)	(384,477)	(398,549)	673,824
Transfers for policy loans	—	(2)	(5,200)	(1,461)	(1,431)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,234)	—
Contract charges	(46)	(1,526)	(3,806)	(12,467)	(400)
Contract terminations:
Surrender benefits	(2,795)	(60,549)	(529,066)	(917,656)	(51,634)
Death benefits	—	(52,447)	(50,125)	(53,179)	—
Increase (decrease) from contract transactions	43,561	(132,480)	(771,082)	(1,147,277)	955,187
Net assets at beginning of year	8,607	1,421,382	7,158,177	11,397,565	351,674
Net assets at end of year	$53,646	$1,342,660	$6,938,103	$9,495,199	$1,362,101

Accumulation unit activity
Units outstanding at beginning of year	6,445	1,027,180	4,169,775	7,368,041	329,181
Contract purchase payments	13,472	15,190	119,624	170,715	284,296
Net transfers(1)	29,727	(28,526)	(221,688)	(259,082)	587,318
Transfers for policy loans	—	2	(2,804)	(1,713)	(1,152)
Contract charges	(42)	(1,063)	(2,167)	(8,126)	(338)
Contract terminations:
Surrender benefits	(2,408)	(42,467)	(298,000)	(579,546)	(45,442)
Death benefits	—	(35,695)	(27,787)	(35,278)	—
Units outstanding at end of year	47,194	934,621	3,736,953	6,655,011	1,153,863

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$14,050	$6,165	$(21,926)	$83,923	$66,279
Net realized gain (loss) on sales of investments	98,553	298,583	194,894	690,172	27,580
Distributions from capital gains	—	347,669	—	—	411,960
Net change in unrealized appreciation or depreciation of investments	(238,418)	82,515	90,207	1,144,273	(452,615)
Net increase (decrease) in net assets resulting from operations	(125,815)	734,932	263,175	1,918,368	53,204

Contract transactions
Contract purchase payments	33,051	82,803	14,564	816,270	770,129
Net transfers(1)	(68,958)	(310,047)	16,885	(7,905)	799,521
Transfers for policy loans	3,408	(1,614)	(824)	(438)	(13)
Adjustments to net assets allocated to contracts in payment period	(198)	—	—	(4,601)	—
Contract charges	(711)	(2,671)	(2,051)	(7,275)	(2,291)
Contract terminations:
Surrender benefits	(215,660)	(567,315)	(207,871)	(1,792,536)	(482,297)
Death benefits	(50,555)	(11,789)	(4,893)	(133,926)	—
Increase (decrease) from contract transactions	(299,623)	(810,633)	(184,190)	(1,130,411)	1,085,049
Net assets at beginning of year	2,142,976	5,266,468	3,131,817	16,678,097	3,655,920
Net assets at end of year	$1,717,538	$5,190,767	$3,210,802	$17,466,054	$4,794,173

Accumulation unit activity
Units outstanding at beginning of year	1,220,201	3,093,452	1,858,870	8,693,683	3,136,230
Contract purchase payments	18,975	46,526	8,616	385,882	665,051
Net transfers(1)	(42,226)	(169,080)	3,074	27,434	685,851
Transfers for policy loans	2,008	(1,019)	(454)	(2)	(16)
Contract charges	(407)	(1,505)	(1,169)	(3,592)	(1,943)
Contract terminations:
Surrender benefits	(126,168)	(315,379)	(121,021)	(886,585)	(407,838)
Death benefits	(28,860)	(6,698)	(2,937)	(59,337)	—
Units outstanding at end of year	1,043,523	2,646,297	1,744,979	8,157,483	4,077,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$10,395	$(123,685)	$(126,095)	$(1,098)	$(3,327)
Net realized gain (loss) on sales of investments	40,917	497,555	518	(428)	4,355
Distributions from capital gains	103,132	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(23,817)	602,410	(517)	(40,699)	41,568
Net increase (decrease) in net assets resulting from operations	130,627	976,280	(126,094)	(42,225)	42,596

Contract transactions
Contract purchase payments	21,913	576,731	645,253	—	127,813
Net transfers(1)	(15,340)	456,648	760,588	139,872	216,482
Transfers for policy loans	1,384	12,582	39,652	—	—
Adjustments to net assets allocated to contracts in payment period	—	(20,762)	(1,927)	—	—
Contract charges	(832)	(6,769)	(13,005)	(31)	(75)
Contract terminations:
Surrender benefits	(219,752)	(1,070,495)	(2,778,005)	(2,114)	(10,914)
Death benefits	(4,978)	(95,422)	(79,998)	—	—
Increase (decrease) from contract transactions	(217,605)	(147,487)	(1,427,442)	137,727	333,306
Net assets at beginning of year	1,625,679	11,056,404	14,226,895	52,758	176,309
Net assets at end of year	$1,538,701	$11,885,197	$12,673,359	$148,260	$552,211

Accumulation unit activity
Units outstanding at beginning of year	1,178,572	5,938,496	12,894,206	55,506	145,192
Contract purchase payments	15,233	360,435	607,811	—	97,655
Net transfers(1)	(10,608)	250,549	706,754	151,424	173,217
Transfers for policy loans	965	5,701	35,866	—	—
Contract charges	(568)	(3,617)	(12,153)	(34)	(59)
Contract terminations:
Surrender benefits	(155,483)	(554,932)	(2,538,415)	(2,244)	(8,363)
Death benefits	(3,534)	(46,790)	(71,453)	—	—
Units outstanding at end of year	1,024,577	5,949,842	11,622,616	204,652	407,642

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,162)	$(1,108)	$(362,256)	$12,001	$(96,382)
Net realized gain (loss) on sales of investments	894	(1,029)	2,381,779	(1,598)	467,483
Distributions from capital gains	—	—	—	1,382	39,613
Net change in unrealized appreciation or depreciation of investments	3,432	560	1,173,191	(17,633)	(751,949)
Net increase (decrease) in net assets resulting from operations	3,164	(1,577)	3,192,714	(5,848)	(341,235)

Contract transactions
Contract purchase payments	220,807	19,984	559,087	55,109	197,140
Net transfers(1)	32,370	38,536	(1,215,736)	99,804	(526,738)
Transfers for policy loans	—	—	5,970	(2,738)	16,364
Adjustments to net assets allocated to contracts in payment period	—	—	(25,743)	—	(3,076)
Contract charges	(193)	(7)	(26,728)	(178)	(13,174)
Contract terminations:
Surrender benefits	(3,258)	(6,722)	(3,643,357)	(16,162)	(1,404,934)
Death benefits	—	—	(392,497)	—	(105,393)
Increase (decrease) from contract transactions	249,726	51,791	(4,739,004)	135,835	(1,839,811)
Net assets at beginning of year	5,896	88,835	38,630,274	191,842	13,462,798
Net assets at end of year	$258,786	$139,049	$37,083,984	$321,829	$11,281,752

Accumulation unit activity
Units outstanding at beginning of year	4,527	93,483	18,989,793	210,802	6,296,690
Contract purchase payments	224,352	22,430	264,937	59,185	96,780
Net transfers(1)	33,551	42,517	(555,649)	103,381	(199,915)
Transfers for policy loans	—	—	3,462	(2,793)	8,526
Contract charges	(195)	(7)	(13,922)	(189)	(5,848)
Contract terminations:
Surrender benefits	(2,920)	(7,387)	(1,722,934)	(17,259)	(655,586)
Death benefits	—	—	(192,833)	—	(58,857)
Units outstanding at end of year	259,315	151,036	16,772,854	353,127	5,481,790

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Operations
Investment income (loss) — net	$(112,616)	$905,131	$(87,932)	$599,458	$(22,510)
Net realized gain (loss) on sales of investments	(115,564)	285,249	(174,832)	(296,315)	8,835
Distributions from capital gains	491,683	—	—	171,452	—
Net change in unrealized appreciation or depreciation of investments	(218,436)	(696,145)	546,225	1,094,945	(146,519)
Net increase (decrease) in net assets resulting from operations	45,067	494,235	283,461	1,569,540	(160,194)

Contract transactions
Contract purchase payments	132,431	222,812	129,900	529,804	89,930
Net transfers(1)	(934,373)	(581,014)	(995,029)	(2,691,099)	43,625
Transfers for policy loans	(2,370)	(1,110)	(1,882)	(11,719)	827
Adjustments to net assets allocated to contracts in payment period	(1,948)	(8,563)	(1,888)	(21,307)	(775)
Contract charges	(15,320)	(8,860)	(16,465)	(47,527)	(1,372)
Contract terminations:
Surrender benefits	(1,256,523)	(2,037,315)	(1,022,028)	(4,104,159)	(202,892)
Death benefits	(97,761)	(318,568)	(26,746)	(325,988)	(7,735)
Increase (decrease) from contract transactions	(2,175,864)	(2,732,618)	(1,934,138)	(6,671,995)	(78,392)
Net assets at beginning of year	12,668,026	18,317,303	10,090,401	38,418,534	2,641,235
Net assets at end of year	$10,537,229	$16,078,920	$8,439,724	$33,316,079	$2,402,649

Accumulation unit activity
Units outstanding at beginning of year	7,799,317	8,242,016	5,757,401	24,489,660	2,166,434
Contract purchase payments	82,700	96,946	72,676	345,544	75,427
Net transfers(1)	(549,082)	(250,206)	(558,131)	(1,726,591)	35,354
Transfers for policy loans	(1,099)	115	(1,080)	(8,010)	645
Contract charges	(9,506)	(3,945)	(9,185)	(30,156)	(1,196)
Contract terminations:
Surrender benefits	(736,558)	(885,655)	(566,033)	(2,539,961)	(177,921)
Death benefits	(56,104)	(142,809)	(15,278)	(203,179)	(6,657)
Units outstanding at end of year	6,529,668	7,056,462	4,680,370	20,327,307	2,092,086

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(41,042)	$(79,122)	$(238,043)	$(4,224)	$(45,370)
Net realized gain (loss) on sales of investments	251,439	622,754	1,349,147	(7,443)	245,880
Distributions from capital gains	—	—	—	12,585	—
Net change in unrealized appreciation or depreciation of investments	373,434	485,391	1,784,737	(67,364)	32,644
Net increase (decrease) in net assets resulting from operations	583,831	1,029,023	2,895,841	(66,446)	233,154

Contract transactions
Contract purchase payments	129,172	1,005,044	255,950	240,315	60,848
Net transfers(1)	179,608	1,481,615	(1,052,676)	3,997,818	(68,169)
Transfers for policy loans	(2,603)	4,341	9,434	—	8,061
Adjustments to net assets allocated to contracts in payment period	(2,319)	—	(27,422)	—	1,159
Contract charges	(5,456)	(3,115)	(33,567)	(306)	(2,211)
Contract terminations:
Surrender benefits	(421,742)	(1,577,554)	(2,371,299)	(106,204)	(446,077)
Death benefits	(18,131)	(362,896)	(182,572)	(8,596)	(34,768)
Increase (decrease) from contract transactions	(141,471)	547,435	(3,402,152)	4,123,027	(481,157)
Net assets at beginning of year	4,591,898	8,016,974	22,974,596	439,994	4,235,070
Net assets at end of year	$5,034,258	$9,593,432	$22,468,285	$4,496,575	$3,987,067

Accumulation unit activity
Units outstanding at beginning of year	5,086,797	5,400,387	15,056,861	408,598	2,730,496
Contract purchase payments	146,973	631,020	168,773	228,584	38,364
Net transfers(1)	170,536	768,264	(745,939)	3,776,462	(37,729)
Transfers for policy loans	(2,948)	3,271	(1,303)	—	5,565
Contract charges	(5,743)	(2,035)	(21,943)	(296)	(1,410)
Contract terminations:
Surrender benefits	(450,904)	(856,212)	(1,458,458)	(103,511)	(274,409)
Death benefits	(21,911)	(193,447)	(127,643)	(8,108)	(25,074)
Units outstanding at end of year	4,922,800	5,751,248	12,870,348	4,301,729	2,435,803

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(41,765)	$40,975	$(12,116)	$(24,481)	$67,760
Net realized gain (loss) on sales of investments	254,512	169,001	141,139	217,684	32,024
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	268,345	(813,628)	5,246	(66,829)	265,493
Net increase (decrease) in net assets resulting from operations	481,092	(603,652)	134,269	126,374	365,277

Contract transactions
Contract purchase payments	95,878	88,325	16,524	27,254	79,707
Net transfers(1)	(29,888)	(223,606)	(13,084)	(39,387)	(1,180,954)
Transfers for policy loans	(1,516)	15,465	(2,844)	(4,498)	(1,890)
Adjustments to net assets allocated to contracts in payment period	—	(6,693)	—	(1,132)	(6,513)
Contract charges	(3,591)	(2,986)	(618)	(1,819)	(5,658)
Contract terminations:
Surrender benefits	(333,031)	(609,325)	(185,223)	(286,944)	(796,410)
Death benefits	(12,995)	(63,160)	(40,552)	(128,088)	(72,810)
Increase (decrease) from contract transactions	(285,143)	(801,980)	(225,797)	(434,614)	(1,984,528)
Net assets at beginning of year	4,442,238	6,657,638	1,400,595	2,991,183	8,398,375
Net assets at end of year	$4,638,187	$5,252,006	$1,309,067	$2,682,943	$6,779,124

Accumulation unit activity
Units outstanding at beginning of year	2,411,791	4,431,047	825,399	1,353,300	6,906,574
Contract purchase payments	52,174	60,860	9,371	12,324	65,643
Net transfers(1)	(28,206)	(183,934)	(8,914)	(19,343)	(957,271)
Transfers for policy loans	(828)	11,013	(1,642)	(1,535)	(1,406)
Contract charges	(1,831)	(2,126)	(353)	(815)	(4,664)
Contract terminations:
Surrender benefits	(164,894)	(424,425)	(100,847)	(126,828)	(625,530)
Death benefits	(6,829)	(44,099)	(22,649)	(47,329)	(61,434)
Units outstanding at end of year	2,261,377	3,848,336	700,365	1,169,774	5,321,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(16,217)	$3,730	$266,025	$(56,685)	$59,989
Net realized gain (loss) on sales of investments	(117,313)	3,270	22,378	1,392,157	438,877
Distributions from capital gains	—	4,212	—	587,329	2,514
Net change in unrealized appreciation or depreciation of investments	(173,509)	2,201	(324,931)	971,880	326,493
Net increase (decrease) in net assets resulting from operations	(307,039)	13,413	(36,528)	2,894,681	827,873

Contract transactions
Contract purchase payments	43,234	239,295	229,498	1,256,836	111,087
Net transfers(1)	(78,496)	108,958	(546,604)	97,413	(99,193)
Transfers for policy loans	1,071	(293)	3,700	(9,296)	(6,753)
Adjustments to net assets allocated to contracts in payment period	—	—	(635)	(9,807)	(5,344)
Contract charges	(1,138)	(381)	(10,998)	(17,508)	(4,517)
Contract terminations:
Surrender benefits	(155,581)	(32,199)	(1,074,977)	(2,937,128)	(938,608)
Death benefits	(2,111)	(90,642)	(51,994)	(178,705)	(11,956)
Increase (decrease) from contract transactions	(193,021)	224,738	(1,452,010)	(1,798,195)	(955,284)
Net assets at beginning of year	1,935,992	651,275	12,446,254	28,447,273	9,564,837
Net assets at end of year	$1,435,932	$889,426	$10,957,716	$29,543,759	$9,437,426

Accumulation unit activity
Units outstanding at beginning of year	2,533,769	652,553	9,715,821	17,970,843	5,189,662
Contract purchase payments	55,923	234,761	178,298	774,987	57,631
Net transfers(1)	(94,149)	105,735	(426,861)	36,710	(52,625)
Transfers for policy loans	1,307	(276)	2,841	(5,343)	(2,895)
Contract charges	(1,537)	(372)	(8,565)	(10,555)	(2,364)
Contract terminations:
Surrender benefits	(207,920)	(31,532)	(834,796)	(1,778,901)	(494,212)
Death benefits	(2,742)	(88,118)	(41,597)	(105,541)	(6,631)
Units outstanding at end of year	2,284,651	872,751	8,585,141	16,882,200	4,688,566

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(259,462)	$9,997	$23,059	$(33,701)	$127,818
Net realized gain (loss) on sales of investments	1,207,110	128,679	41,638	(186,469)	17,248
Distributions from capital gains	710,333	1,408	21,811	—	—
Net change in unrealized appreciation or depreciation of investments	(196,682)	(646,553)	47,136	1,237,561	(76,080)
Net increase (decrease) in net assets resulting from operations	1,461,299	(506,469)	133,644	1,017,391	68,986

Contract transactions
Contract purchase payments	654,936	91,369	103,093	140,085	357,166
Net transfers(1)	(2,042,045)	175,089	(2,009,846)	(337,514)	2,095,386
Transfers for policy loans	2,365	(430)	(4,344)	(1,415)	—
Adjustments to net assets allocated to contracts in payment period	(2,050)	(269)	—	(885)	—
Contract charges	(20,593)	(2,418)	(2,047)	(5,093)	(1,612)
Contract terminations:
Surrender benefits	(3,002,352)	(586,439)	(359,737)	(572,954)	(380,829)
Death benefits	(202,979)	(77,557)	(27,181)	(85,794)	—
Increase (decrease) from contract transactions	(4,612,718)	(400,655)	(2,300,062)	(863,570)	2,070,111
Net assets at beginning of year	31,467,207	5,805,678	3,877,674	7,590,099	1,924,804
Net assets at end of year	$28,315,788	$4,898,554	$1,711,256	$7,743,920	$4,063,901

Accumulation unit activity
Units outstanding at beginning of year	11,593,658	3,466,182	3,939,000	4,820,279	1,796,101
Contract purchase payments	251,571	59,801	102,106	79,110	318,394
Net transfers(1)	(852,865)	114,567	(1,957,469)	(167,357)	1,883,061
Transfers for policy loans	702	207	(4,210)	(804)	—
Contract charges	(7,475)	(1,546)	(2,021)	(3,126)	(1,434)
Contract terminations:
Surrender benefits	(1,009,053)	(361,352)	(353,679)	(320,091)	(336,207)
Death benefits	(77,555)	(42,046)	(26,995)	(40,529)	—
Units outstanding at end of year	9,898,983	3,235,813	1,696,732	4,367,482	3,659,915

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)
Operations
Investment income (loss) — net	$128,597	$(28,369)	$27,684	$10,971	$243
Net realized gain (loss) on sales of investments	470,021	483,267	(1,492)	590,817	(3)
Distributions from capital gains	62,406	777,333	—	1,952,393	5
Net change in unrealized appreciation or depreciation of investments	51,580	(1,276,950)	(24,539)	(1,105,753)	(1,035)
Net increase (decrease) in net assets resulting from operations	712,604	(44,719)	1,653	1,448,428	(790)

Contract transactions
Contract purchase payments	526,917	448,406	211,783	141,642	25,675
Net transfers(1)	(546,561)	(337,174)	383,841	(617,774)	4,957
Transfers for policy loans	1,215	(3,699)	(4,340)	(884)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,411)	—
Contract charges	(6,747)	(4,289)	(336)	(10,963)	(2)
Contract terminations:
Surrender benefits	(1,151,098)	(774,504)	(46,985)	(1,330,357)	(74)
Death benefits	(33,121)	(29,911)	—	(210,869)	—
Increase (decrease) from contract transactions	(1,209,395)	(701,171)	543,963	(2,032,616)	30,556
Net assets at beginning of year	12,253,818	10,690,795	440,626	12,582,595	—
Net assets at end of year	$11,757,027	$9,944,905	$986,242	$11,998,407	$29,766

Accumulation unit activity
Units outstanding at beginning of year	7,064,652	4,086,913	448,076	3,596,710	—
Contract purchase payments	299,661	174,712	213,050	39,310	24,247
Net transfers(1)	(311,852)	(117,239)	387,733	(172,343)	4,983
Transfers for policy loans	578	(1,564)	(4,308)	(277)	—
Contract charges	(3,903)	(1,614)	(336)	(2,963)	(2)
Contract terminations:
Surrender benefits	(602,727)	(272,528)	(47,307)	(358,249)	—
Death benefits	(20,043)	(8,514)	—	(61,537)	—
Units outstanding at end of year	6,426,366	3,860,166	996,908	3,040,651	29,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$35,459	$(34,865)	$(4,333)	$13,468	$8,415
Net realized gain (loss) on sales of investments	467,385	329,802	614	925,839	48,584
Distributions from capital gains	304,251	—	21,198	—	—
Net change in unrealized appreciation or depreciation of investments	165,571	(36,082)	3,653	(172,915)	68,532
Net increase (decrease) in net assets resulting from operations	972,666	258,855	21,132	766,392	125,531

Contract transactions
Contract purchase payments	73,081	35,482	291,596	101,393	11,173
Net transfers(1)	(134,974)	(669,861)	(25,159)	(1,301,309)	(41,761)
Transfers for policy loans	(754)	122	—	1,369	292
Adjustments to net assets allocated to contracts in payment period	(698)	(510)	—	—	—
Contract charges	(14,131)	(14,170)	(137)	(24,293)	(632)
Contract terminations:
Surrender benefits	(670,109)	(345,177)	(4,117)	(1,059,320)	(58,214)
Death benefits	(110,436)	(63,043)	—	(138,284)	—
Increase (decrease) from contract transactions	(858,021)	(1,057,157)	262,183	(2,420,444)	(89,142)
Net assets at beginning of year	6,957,850	4,424,051	374,092	10,730,517	1,114,791
Net assets at end of year	$7,072,495	$3,625,749	$657,407	$9,076,465	$1,151,180

Accumulation unit activity
Units outstanding at beginning of year	4,777,357	3,298,130	379,367	6,427,809	795,358
Contract purchase payments	47,224	25,264	289,314	59,834	7,602
Net transfers(1)	(70,497)	(494,050)	(25,578)	(754,326)	(28,950)
Transfers for policy loans	(579)	89	—	802	203
Contract charges	(8,527)	(10,067)	(134)	(13,716)	(428)
Contract terminations:
Surrender benefits	(442,273)	(251,935)	(3,584)	(608,876)	(39,382)
Death benefits	(77,657)	(45,695)	—	(81,267)	—
Units outstanding at end of year	4,225,048	2,521,736	639,385	5,030,260	734,403

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(30,379)	$22,452	$(4,161)	$(14,301)	$(11,754)
Net realized gain (loss) on sales of investments	213,451	161,832	18,236	91,817	75,681
Distributions from capital gains	129,595	—	—	—	116,275
Net change in unrealized appreciation or depreciation of investments	245,559	(214,972)	19,585	27,316	(43,655)
Net increase (decrease) in net assets resulting from operations	558,226	(30,688)	33,660	104,832	136,547

Contract transactions
Contract purchase payments	32,814	101,674	10,066	20,417	10,060
Net transfers(1)	64,933	268,672	(15,361)	50,575	(14,639)
Transfers for policy loans	(225)	(1,007)	164	195	823
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,704)	(5,309)	(238)	(659)	(2,748)
Contract terminations:
Surrender benefits	(229,903)	(405,303)	(38,329)	(260,163)	(88,852)
Death benefits	(57,171)	(40,775)	(421)	(23,949)	(6,436)
Increase (decrease) from contract transactions	(192,256)	(82,048)	(44,119)	(213,584)	(101,792)
Net assets at beginning of year	3,156,981	4,678,711	487,994	1,654,952	1,442,875
Net assets at end of year	$3,522,951	$4,565,975	$477,535	$1,546,200	$1,477,630

Accumulation unit activity
Units outstanding at beginning of year	1,708,791	2,890,444	367,542	1,251,447	1,199,821
Contract purchase payments	16,337	62,211	7,475	14,986	8,272
Net transfers(1)	30,448	169,696	(10,566)	38,067	(22,173)
Transfers for policy loans	(85)	(527)	119	158	700
Contract charges	(1,346)	(3,364)	(175)	(487)	(2,012)
Contract terminations:
Surrender benefits	(115,904)	(246,625)	(28,299)	(191,014)	(72,113)
Death benefits	(27,620)	(26,173)	(303)	(17,542)	(5,469)
Units outstanding at end of year	1,610,621	2,845,662	335,793	1,095,615	1,107,026

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(5,231)	$7,137	$2,475	$(6,588)	$(33,241)
Net realized gain (loss) on sales of investments	(29,317)	264	204	56,614	370,307
Distributions from capital gains	139,849	—	1,639	51,126	360,711
Net change in unrealized appreciation or depreciation of investments	(178,282)	1,620	(3,570)	(36,042)	(168,223)
Net increase (decrease) in net assets resulting from operations	(72,981)	9,021	748	65,110	529,554

Contract transactions
Contract purchase payments	204,020	107,200	27,810	9,869	71,002
Net transfers(1)	578,809	118,784	69,647	(2,302)	(431,579)
Transfers for policy loans	(3,104)	(2,718)	—	293	(709)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(441)	(66)	(41)	(315)	(9,444)
Contract terminations:
Surrender benefits	(102,489)	(589)	(366)	(111,392)	(507,531)
Death benefits	—	—	—	—	(97,494)
Increase (decrease) from contract transactions	676,795	222,611	97,050	(103,847)	(975,755)
Net assets at beginning of year	596,504	181,407	19,092	846,144	5,225,439
Net assets at end of year	$1,200,318	$413,039	$116,890	$807,407	$4,779,238

Accumulation unit activity
Units outstanding at beginning of year	494,990	183,137	14,681	1,017,508	3,836,239
Contract purchase payments	175,322	106,538	23,742	11,581	51,447
Net transfers(1)	484,457	117,321	57,890	2,345	(309,389)
Transfers for policy loans	(2,638)	(2,670)	—	319	(492)
Contract charges	(379)	(65)	(34)	(377)	(6,745)
Contract terminations:
Surrender benefits	(87,542)	(505)	—	(135,016)	(362,003)
Death benefits	—	—	—	—	(69,904)
Units outstanding at end of year	1,064,210	403,756	96,279	896,360	3,139,153

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$58,538	$(49)	$(21,502)	$93,151	$(4,518)
Net realized gain (loss) on sales of investments	13,562	454	167,349	415,326	106,706
Distributions from capital gains	274,470	14,662	520,982	349,465	—
Net change in unrealized appreciation or depreciation of investments	(686,577)	(12,455)	(912,902)	172,260	256,401
Net increase (decrease) in net assets resulting from operations	(340,007)	2,612	(246,073)	1,030,202	358,589

Contract transactions
Contract purchase payments	34,209	9,467	30,060	333,308	59,449
Net transfers(1)	(64,804)	265,702	(356,972)	(114,436)	(139,555)
Transfers for policy loans	(2,246)	—	(603)	(1,401)	(4,096)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,258)	—
Contract charges	(1,096)	(44)	(1,190)	(5,936)	(3,020)
Contract terminations:
Surrender benefits	(457,429)	(9,371)	(304,884)	(944,568)	(263,967)
Death benefits	—	—	(5,589)	(9,409)	(10,037)
Increase (decrease) from contract transactions	(491,366)	265,754	(639,178)	(744,700)	(361,226)
Net assets at beginning of year	3,025,740	38,959	3,124,585	9,308,939	2,887,694
Net assets at end of year	$2,194,367	$307,325	$2,239,334	$9,594,441	$2,885,057

Accumulation unit activity
Units outstanding at beginning of year	1,826,796	33,091	1,671,939	3,640,383	2,352,785
Contract purchase payments	20,282	8,371	17,038	153,053	46,276
Net transfers(1)	(47,041)	234,414	(206,228)	(25,121)	(105,126)
Transfers for policy loans	(1,492)	—	(283)	(587)	(3,047)
Contract charges	(674)	(39)	(667)	(2,245)	(2,294)
Contract terminations:
Surrender benefits	(284,523)	(7,829)	(174,991)	(335,956)	(197,068)
Death benefits	—	—	(3,325)	(3,887)	(7,867)
Units outstanding at end of year	1,513,348	268,008	1,303,483	3,425,640	2,083,659

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(20,556)	$(18)	$(7,847)	$(4,512)	$925,587
Net realized gain (loss) on sales of investments	63,415	1	35,944	328,729	336,475
Distributions from capital gains	300,119	—	—	302,041	—
Net change in unrealized appreciation or depreciation of investments	(332,029)	104	(82,744)	(548,267)	(660,682)
Net increase (decrease) in net assets resulting from operations	10,949	87	(54,647)	77,991	601,380

Contract transactions
Contract purchase payments	53,217	17,322	24,891	387,056	506,229
Net transfers(1)	(122,964)	1,413	(62,764)	(325,024)	(6,499,306)
Transfers for policy loans	(3,377)	—	(18)	(6,796)	(3,268)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(6,821)
Contract charges	(1,466)	(2)	(2,289)	(1,983)	(31,114)
Contract terminations:
Surrender benefits	(130,653)	(74)	(134,953)	(788,600)	(3,602,493)
Death benefits	(3,340)	—	(7,787)	(29,479)	(364,442)
Increase (decrease) from contract transactions	(208,583)	18,659	(182,920)	(764,826)	(10,001,215)
Net assets at beginning of year	2,321,079	—	1,454,183	6,913,416	34,245,808
Net assets at end of year	$2,123,445	$18,746	$1,216,616	$6,226,581	$24,845,973

Accumulation unit activity
Units outstanding at beginning of year	1,246,276	—	1,279,314	3,914,226	23,225,515
Contract purchase payments	28,679	16,027	21,379	226,245	344,744
Net transfers(1)	(74,931)	1,434	(56,524)	(169,107)	(4,320,143)
Transfers for policy loans	(1,759)	—	6	(4,014)	(2,165)
Contract charges	(790)	(2)	(2,026)	(1,123)	(20,637)
Contract terminations:
Surrender benefits	(72,586)	—	(118,442)	(434,928)	(2,381,386)
Death benefits	(1,989)	—	(6,336)	(15,766)	(244,815)
Units outstanding at end of year	1,122,900	17,459	1,117,371	3,515,533	16,601,113

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(7,843)	$539,490	$1,533	$6,473	$140,199
Net realized gain (loss) on sales of investments	137,402	(11,308)	(1,997)	(105)	73,696
Distributions from capital gains	388,867	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(235,198)	(499,561)	3,947	7,119	186,882
Net increase (decrease) in net assets resulting from operations	283,228	28,621	3,483	13,487	400,777

Contract transactions
Contract purchase payments	255,602	230,807	6,767	70,760	17,604
Net transfers(1)	32,485	(3,457,863)	(1,032)	113,882	(12,314)
Transfers for policy loans	297	(6,716)	—	—	632
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,121)	(13,102)	(21)	(282)	(1,057)
Contract terminations:
Surrender benefits	(166,654)	(1,358,884)	(9,918)	(51,594)	(143,012)
Death benefits	(3,473)	(171,869)	—	—	(897)
Increase (decrease) from contract transactions	117,136	(4,777,627)	(4,204)	132,766	(139,044)
Net assets at beginning of year	2,627,358	16,646,132	106,382	289,985	1,594,502
Net assets at end of year	$3,027,722	$11,897,126	$105,661	$436,238	$1,856,235

Accumulation unit activity
Units outstanding at beginning of year	1,362,976	11,695,630	111,858	261,546	816,522
Contract purchase payments	127,132	158,033	6,957	72,449	7,643
Net transfers(1)	15,884	(2,416,539)	(975)	116,523	(8,919)
Transfers for policy loans	80	(4,475)	—	—	297
Contract charges	(565)	(8,934)	(23)	(287)	(478)
Contract terminations:
Surrender benefits	(84,587)	(926,479)	(10,302)	(49,963)	(61,709)
Death benefits	(1,671)	(116,707)	—	—	(447)
Units outstanding at end of year	1,419,249	8,380,529	107,515	400,268	752,909

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$1,172	$(4,374)	$(912)	$(506,730)	$(729,666)
Net realized gain (loss) on sales of investments	26,377	58,613	1,618	2,302,282	9,484,504
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(108,277)	44,993	(17,079)	535,392	(5,256,775)
Net increase (decrease) in net assets resulting from operations	(80,728)	99,232	(16,373)	2,330,944	3,498,063

Contract transactions
Contract purchase payments	8,821	8,713	32,104	3,449,550	1,372,789
Net transfers(1)	61,719	31,514	49,553	(4,687,751)	(19,253,526)
Transfers for policy loans	1,316	509	(1,670)	(67,570)	21,480
Adjustments to net assets allocated to contracts in payment period	(353)	—	—	—	—
Contract charges	(754)	(715)	(78)	(343,948)	(401,202)
Contract terminations:
Surrender benefits	(156,416)	(59,392)	(3,653)	(1,403,651)	(5,170,404)
Death benefits	—	(42,482)	—	(297,008)	(518,175)
Increase (decrease) from contract transactions	(85,667)	(61,853)	76,256	(3,350,378)	(23,949,038)
Net assets at beginning of year	1,148,462	803,326	67,813	54,067,589	89,784,703
Net assets at end of year	$982,067	$840,705	$127,696	$53,048,155	$69,333,728

Accumulation unit activity
Units outstanding at beginning of year	675,953	481,416	86,951	37,290,930	61,784,757
Contract purchase payments	5,232	4,982	36,250	2,342,452	931,088
Net transfers(1)	37,848	19,053	59,839	(3,208,376)	(12,983,233)
Transfers for policy loans	794	295	(1,774)	(44,798)	14,363
Contract charges	(455)	(408)	(79)	(232,499)	(272,140)
Contract terminations:
Surrender benefits	(92,046)	(34,131)	(3,035)	(944,425)	(3,474,358)
Death benefits	—	(23,592)	—	(208,507)	(358,634)
Units outstanding at end of year	627,326	447,615	178,152	34,994,777	45,641,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
Operations
Investment income (loss) — net	$1,055	$(96,097)	$(440,600)	$(654,397)	$(77,977)
Net realized gain (loss) on sales of investments	(1,392)	(102,458)	1,288,046	3,831,354	765,212
Distributions from capital gains	15,499	—	—	—	1,637,290
Net change in unrealized appreciation or depreciation of investments	15,571	987,720	478,288	(900,695)	(1,430,220)
Net increase (decrease) in net assets resulting from operations	30,733	789,165	1,325,734	2,276,262	894,305

Contract transactions
Contract purchase payments	44,613	87,679	1,570,258	307,170	211,331
Net transfers(1)	85,673	(1,404,831)	(8,977,480)	(15,271,079)	(369,895)
Transfers for policy loans	392	(332)	31,133	(7,701)	(6,354)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(67)	(25,950)	(294,523)	(389,543)	(13,404)
Contract terminations:
Surrender benefits	(12,550)	(950,750)	(1,471,963)	(6,181,917)	(1,235,696)
Death benefits	—	(107,203)	(590,300)	(1,506,431)	(45,514)
Increase (decrease) from contract transactions	118,061	(2,401,387)	(9,732,875)	(23,049,501)	(1,459,532)
Net assets at beginning of year	173,111	11,436,722	47,607,926	81,081,402	11,438,786
Net assets at end of year	$321,905	$9,824,500	$39,200,785	$60,308,163	$10,873,559

Accumulation unit activity
Units outstanding at beginning of year	166,804	8,944,916	41,211,670	69,977,123	7,076,811
Contract purchase payments	45,314	66,355	1,348,412	260,569	126,566
Net transfers(1)	85,934	(1,060,202)	(7,695,819)	(12,967,929)	(215,160)
Transfers for policy loans	412	(248)	26,255	(6,373)	(3,775)
Contract charges	(68)	(19,225)	(250,139)	(329,886)	(7,917)
Contract terminations:
Surrender benefits	(12,476)	(708,534)	(1,244,175)	(5,249,854)	(745,661)
Death benefits	—	(82,326)	(509,214)	(1,282,627)	(26,921)
Units outstanding at end of year	285,920	7,140,736	32,886,990	50,401,023	6,203,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,440,119)	$(7,595,400)	$(2,081,467)	$(3,033,532)	$(1,130,866)
Net realized gain (loss) on sales of investments	8,871,520	28,651,935	6,605,918	36,523,435	3,670,002
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,493,357	11,037,074	4,161,867	(20,273,173)	1,436,177
Net increase (decrease) in net assets resulting from operations	16,924,758	32,093,609	8,686,318	13,216,730	3,975,313

Contract transactions
Contract purchase payments	14,115,971	3,328,803	10,560,775	3,101,633	3,519,042
Net transfers(1)	16,147,498	7,708,749	(11,477,471)	(91,835,879)	(10,601,937)
Transfers for policy loans	(52,580)	87,428	(22,265)	24,141	7,398
Adjustments to net assets allocated to contracts in payment period	(60,057)	—	(7,927)	—	—
Contract charges	(3,385,410)	(4,816,670)	(1,742,548)	(1,595,688)	(699,772)
Contract terminations:
Surrender benefits	(16,434,010)	(49,492,347)	(6,077,308)	(21,222,284)	(4,839,490)
Death benefits	(3,096,146)	(6,845,849)	(631,755)	(1,739,757)	(1,814,715)
Increase (decrease) from contract transactions	7,235,266	(50,029,886)	(9,398,499)	(113,267,834)	(14,429,474)
Net assets at beginning of year	416,741,770	807,837,755	216,294,492	386,166,802	114,337,916
Net assets at end of year	$440,901,794	$789,901,478	$215,582,311	$286,115,698	$103,883,755

Accumulation unit activity
Units outstanding at beginning of year	317,346,277	612,889,724	155,923,229	277,714,649	93,173,607
Contract purchase payments	10,633,322	2,471,092	7,502,529	2,194,507	2,853,252
Net transfers(1)	12,075,712	5,824,508	(8,158,937)	(65,208,147)	(8,455,624)
Transfers for policy loans	(39,181)	65,685	(15,895)	15,840	5,905
Contract charges	(2,525,144)	(3,580,109)	(1,233,580)	(1,126,934)	(557,142)
Contract terminations:
Surrender benefits	(12,253,226)	(36,723,749)	(4,271,750)	(14,972,577)	(3,847,912)
Death benefits	(2,305,287)	(5,116,899)	(444,306)	(1,221,994)	(1,504,388)
Units outstanding at end of year	322,932,473	575,830,252	149,301,290	197,395,344	81,667,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
Operations
Investment income (loss) — net	$(1,686,584)	$11	$36	$(72,887)	$691
Net realized gain (loss) on sales of investments	9,075,759	—	—	863,638	236
Distributions from capital gains	—	—	—	—	20
Net change in unrealized appreciation or depreciation of investments	(860,757)	(78)	(105)	(719,763)	(1,875)
Net increase (decrease) in net assets resulting from operations	6,528,418	(67)	(69)	70,988	(928)

Contract transactions
Contract purchase payments	828,304	6,650	8,523	109,920	45,240
Net transfers(1)	(17,790,309)	—	2,800	(553,227)	13,572
Transfers for policy loans	(12,350)	—	—	(791)	—
Adjustments to net assets allocated to contracts in payment period	(85,230)	—	—	—	—
Contract charges	(945,197)	—	—	(15,617)	(2)
Contract terminations:
Surrender benefits	(13,154,534)	(75)	(75)	(1,081,899)	(10,271)
Death benefits	(2,621,934)	—	—	(132,414)	—
Increase (decrease) from contract transactions	(33,781,250)	6,575	11,248	(1,674,028)	48,539
Net assets at beginning of year	192,967,191	—	—	9,256,432	35,050
Net assets at end of year	$165,714,359	$6,508	$11,179	$7,653,392	$82,661

Accumulation unit activity
Units outstanding at beginning of year	156,063,323	—	—	3,557,366	31,746
Contract purchase payments	662,805	4,999	6,890	50,097	43,412
Net transfers(1)	(14,288,897)	—	2,811	(218,821)	13,065
Transfers for policy loans	(10,187)	—	—	(452)	—
Contract charges	(749,603)	—	—	(6,290)	(2)
Contract terminations:
Surrender benefits	(10,431,556)	—	—	(433,321)	(9,729)
Death benefits	(2,093,656)	—	—	(55,760)	—
Units outstanding at end of year	129,152,229	4,999	9,701	2,892,819	78,492

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(30,081)	$(6,759)	$(3,890)	$86,251	$(197,038)
Net realized gain (loss) on sales of investments	355,815	68,722	(480)	376,522	930,746
Distributions from capital gains	—	—	—	1,793,584	2,766,784
Net change in unrealized appreciation or depreciation of investments	11,373	12,107	1,527	(3,063,395)	(2,731,358)
Net increase (decrease) in net assets resulting from operations	337,107	74,070	(2,843)	(807,038)	769,134

Contract transactions
Contract purchase payments	59,571	8,650	43,881	273,839	303,353
Net transfers(1)	(400,002)	69,629	773,285	(780,250)	(911,395)
Transfers for policy loans	(2,866)	(5,862)	260	(2,510)	5,668
Adjustments to net assets allocated to contracts in payment period	—	(10)	—	(1,090)	(3,830)
Contract charges	(9,653)	(499)	(586)	(15,674)	(16,443)
Contract terminations:
Surrender benefits	(399,225)	(68,204)	(12,103)	(1,437,747)	(2,682,625)
Death benefits	(47,448)	(24,217)	—	(114,447)	(230,639)
Increase (decrease) from contract transactions	(799,623)	(20,513)	804,737	(2,077,879)	(3,535,911)
Net assets at beginning of year	3,668,801	686,658	256,053	17,197,837	23,957,550
Net assets at end of year	$3,206,285	$740,215	$1,057,947	$14,312,920	$21,190,773

Accumulation unit activity
Units outstanding at beginning of year	2,772,987	379,414	254,547	7,611,480	9,198,840
Contract purchase payments	44,194	4,545	43,216	122,616	117,818
Net transfers(1)	(294,790)	35,333	766,680	(341,545)	(347,136)
Transfers for policy loans	(2,156)	(3,086)	258	(1,426)	1,944
Contract charges	(7,030)	(265)	(582)	(6,915)	(6,375)
Contract terminations:
Surrender benefits	(289,780)	(36,194)	(12,021)	(638,207)	(982,635)
Death benefits	(35,084)	(12,555)	—	(45,980)	(92,008)
Units outstanding at end of year	2,188,341	367,192	1,052,098	6,700,023	7,890,448

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$15,998	$47,883	$(35,435)	$(36,285)	$17,985
Net realized gain (loss) on sales of investments	119,975	44,590	324,140	243,251	(256)
Distributions from capital gains	—	62,241	—	357,060	—
Net change in unrealized appreciation or depreciation of investments	231,660	(327,477)	87,882	(716,793)	(35,046)
Net increase (decrease) in net assets resulting from operations	367,633	(172,763)	376,587	(152,767)	(17,317)

Contract transactions
Contract purchase payments	40,899	50,628	60,046	241,835	29,961
Net transfers(1)	(56,082)	(14,128)	(424,403)	(364,180)	216,635
Transfers for policy loans	(29,093)	(1,290)	2,189	(25)	—
Adjustments to net assets allocated to contracts in payment period	—	(1,176)	(5,343)	—	—
Contract charges	(1,527)	(4,313)	(1,673)	(1,869)	(20)
Contract terminations:
Surrender benefits	(300,739)	(256,042)	(308,263)	(397,537)	(1,815)
Death benefits	(8,521)	(27,327)	(55,830)	(62,318)	—
Increase (decrease) from contract transactions	(355,063)	(253,648)	(733,277)	(584,094)	244,761
Net assets at beginning of year	2,356,545	2,938,435	4,348,458	4,545,206	53,161
Net assets at end of year	$2,369,115	$2,512,024	$3,991,768	$3,808,345	$280,605

Accumulation unit activity
Units outstanding at beginning of year	1,346,797	2,150,400	2,086,816	1,987,748	50,929
Contract purchase payments	21,648	38,469	29,463	116,987	28,809
Net transfers(1)	(29,482)	(11,236)	(199,960)	(179,409)	204,197
Transfers for policy loans	(15,247)	(882)	964	18	—
Contract charges	(807)	(3,516)	(784)	(884)	(19)
Contract terminations:
Surrender benefits	(161,074)	(199,554)	(143,411)	(181,231)	(1,449)
Death benefits	(4,839)	(22,895)	(22,351)	(28,034)	—
Units outstanding at end of year	1,156,996	1,950,786	1,750,737	1,715,195	282,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio – Core Bond Fund (Class 2))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	67

Division	Fund
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(4)
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Loomis Sayles Gro II, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)(3) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Pyrford International Equity Fund (Class 2))

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Division	Fund
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)

Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016. In addition, Columbia Variable Portfolio – Select International Equity Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.

(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
(4)	Invesco V.I. Mid Cap Growth Fund, Series II Shares were exchanged for corresponding Series I Shares of the same fund on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2015.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	69

Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage and RAVA Select contracts.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$300,980
AB VPS Global Thematic Gro, Cl B	71,037
AB VPS Gro & Inc, Cl B	285,126
AB VPS Intl Val, Cl B	521,285
ALPS Alerian Engy Infr, Class III	696,877
AC VP Intl, Cl II	98,171
AC VP Mid Cap Val, Cl II	817,302
AC VP Ultra, Cl II	670,088
AC VP Val, Cl II	1,916,648
BlackRock Global Alloc, Cl III	3,302,362
Calvert VP SRI Bal, Cl I	70,910
Col VP Bal, Cl 3	3,442,247
Col VP Govt Money Mkt, Cl 3	9,436,463
Col VP Commodity Strategy, Cl 2	81,428
Col VP Contrarian Core, Cl 2	572,891
Col VP Long Govt/Cr Bond, Cl 2	376,928
Col VP Div Abs Return, Cl 2	15,068
Col VP Divd Opp, Cl 3	850,345
Col VP Emerg Mkts Bond, Cl 2	70,945
Col VP Emer Mkts, Cl 3	1,242,600
Col VP Global Bond, Cl 3	1,201,389
Col VP Hi Yield Bond, Cl 3	1,455,298
Col VP Inc Opp, Cl 3	1,074,816
Col VP Inter Bond, Cl 3	2,650,296
Col VP Intl Opp, Cl 2	242,104
Col VP Lg Cap Gro, Cl 3	914,275
Col VP Lg Cap Index, Cl 3	2,647,125
Col VP Disciplined Core, Cl 3	744,879
Col VP Limited Duration Cr, Cl 2	916,350
Col VP Man Vol Conserv, Cl 2	12,102,499
Col VP Man Vol Conserv Gro, Cl 2	16,612,710
Col VP Man Vol Gro, Cl 2	109,566,201
Col VP Man Vol Mod Gro, Cl 2	140,122,124
Col VP Mid Cap Gro, Cl 3	183,100
Col VP Mid Cap Val, Cl 3	84,334
Col VP Select Intl Eq, Cl 3	347,367
Col VP Select Lg Cap Val, Cl 3	287,735
Col VP Select Sm Cap Val, Cl 3	119,267
Col VP US Govt Mtge, Cl 3	325,709
CS Commodity Return	113,727
Deutsche Alt Asset Alloc VIP, Cl B	215,602
EV VT Floating-Rate Inc	949,664
Fid VIP Contrafund, Serv Cl 2	5,951,883
Fid VIP Gro & Inc, Serv Cl 2	1,034,754
Fid VIP Mid Cap, Serv Cl 2	4,948,113
Fid VIP Overseas, Serv Cl 2	412,071
Fid VIP Strategic Inc, Serv Cl 2	908,977
FTVIPT Frank Global Real Est, Cl 2	661,577
FTVIPT Frank Inc, Cl 2	1,037,197
FTVIPT Frank Mutual Shares, Cl 2	1,786,789
FTVIPT Frank Sm Cap Val, Cl 2	1,661,900
FTVIPT Temp Global Bond, Cl 2	788,819
GS VIT Mid Cap Val, Inst	1,104,395
GS VIT Multi-Strategy Alt, Advisor	81,874
GS VIT U.S. Eq Insights, Inst	996,946
Invesco VI Am Fran, Ser II	62,006
Invesco VI Bal Risk Alloc, Ser II	312,981

Division	Purchases
Invesco VI Comstock, Ser II	$551,384
Invesco VI Div Divd, Ser I	51,748
Invesco VI Global Hlth, Ser II	1,144,094
Invesco VI Intl Gro, Ser II	1,167,389
Invesco VI Mid Cap Gro, Ser I	38,481
Invesco VI Mid Cap Gro, Ser II	218,973
Invesco VI Tech, Ser I	379,236
Ivy VIP Asset Strategy	434,767
Janus Aspen Flex Bond, Serv	526,588
Janus Aspen Gbl Alloc Mod, Serv	81,925
Janus Aspen Global Tech, Serv	153,565
Janus Aspen Janus, Serv	1,115,018
Janus Aspen Overseas, Serv	132,681
Lazard Ret Global Dyn MA, Serv	176,159
MFS Mass Inv Gro Stock, Serv Cl	5,027,687
MFS New Dis, Serv Cl	113,686
MFS Utilities, Serv Cl	1,675,657
MS UIF Global Real Est, Cl II	565,725
MS UIF Mid Cap Gro, Cl II	489,963
NB AMT Abs Return Multi-Mgr, Cl S	38,949
NB AMT Intl Eq, Cl S	365,838
Oppen Global VA, Serv	1,041,692
Oppen Global Strategic Inc VA, Srv	2,049,091
Oppen Main St Sm Cap VA, Serv	1,200,476
PIMCO VIT All Asset, Advisor Cl	1,140,643
PIMCO VIT Glb MA Man Alloc, Adv Cl	41,203
PIMCO VIT Tot Return, Advisor Cl	189,293
Put VT Global Hlth Care, Cl IB	463,525
Put VT Intl Eq, Cl IB	40,153
Put VT Multi-Cap Gro, Cl IB	54,588
VanEck VIP Global Gold, Cl S	146,750
VP Aggr, Cl 2	5,896,932
VP Aggr, Cl 4	5,036,633
VP AQR Man Fut Strategy, Cl 2	251,738
VP BR Gl Infl Prot Sec, Cl 3	4,885,854
VP Conserv, Cl 2	4,779,705
VP Conserv, Cl 4	4,268,033
VP Loomis Sayles Gro II, Cl 1	1,523,304
VP Mod, Cl 2	30,949,756
VP Mod, Cl 4	15,053,238
VP Mod Aggr, Cl 2	21,144,646
VP Mod Aggr, Cl 4	12,104,027
VP Mod Conserv, Cl 2	6,587,029
VP Mod Conserv, Cl 4	3,882,480
VP Multi-Mgr Div Inc, Cl 2	49,938
VP Multi-Mgr Int Rate Adapt, Cl 2	112,338
VP Ptnrs Sm Cap Val, Cl 3	166,139
VP Lazard Intl Eq Adv, Cl 2	77,176
VP MFS Blended Res Core Eq, Cl 3	81,296
VP Vty Sycamore Estb Val, Cl 3	142,883
VP WF Short Duration Govt, Cl 2	1,359,490
Wanger Intl	2,234,186
Wanger USA	4,373,483
WF VT Index Asset Alloc, Cl 2	232,811
WF VT Intl Eq, Cl 2	419,349
WF VT Opp, Cl 2	485,244
WF VT Sm Cap Gro, Cl 2	781,225
WA Var Global Hi Yd Bond, Cl II	163,269

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	71

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.09	$1.43	$1.87	$1.17	$0.73
0.75%	1.08	1.40	1.90	1.76	0.73
0.85%	1.08	1.50	1.70	0.85	0.73
0.95%	1.08	1.37	1.85	1.71	0.73
1.00%	1.08	1.36	2.35	1.90	0.72
1.05%	1.07	1.47	1.67	0.83	0.72
1.10%	1.07	1.47	1.66	0.83	0.72
1.15%	1.07	—	—	—	0.72
1.20%	1.07	1.33	2.28	1.85	0.72
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.45	1.64	0.82	0.72
1.30%	1.07	1.44	1.63	0.82	0.72
1.35%	1.06	—	—	—	0.72
1.40%	1.06	—	—	—	0.72
1.45%	1.06	1.42	1.61	0.80	0.72
1.50%	1.06	—	—	—	0.72
1.55%	1.06	—	—	—	0.71
1.60%	1.06	—	—	—	0.71
1.65%	1.06	—	—	—	0.71
1.70%	1.05	—	—	—	0.71
1.75%	1.05	—	—	—	0.71
1.80%	1.05	—	—	—	0.71
1.85%	1.05	—	—	—	0.71

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$1.70	$1.73	$1.91	$1.87	$1.17
0.75%	1.62	1.70	1.87	2.29	1.16
0.85%	—	2.11	2.04	1.67	1.16
0.95%	1.58	1.67	1.83	2.23	1.15
1.00%	2.10	1.66	1.82	2.45	1.15
1.05%	—	2.07	2.00	1.64	1.15
1.10%	—	2.06	1.99	1.63	1.15
1.15%	—	—	—	1.43	1.15
1.20%	2.03	1.63	1.78	2.38	1.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.03	1.96	1.61	1.14
1.30%	—	2.02	1.95	1.60	1.14
1.35%	—	—	—	1.78	1.14
1.40%	—	—	—	1.42	1.14
1.45%	—	1.99	1.92	1.58	1.13
1.50%	—	—	—	1.21	1.05
1.55%	—	—	—	1.76	1.13
1.60%	—	—	—	1.76	1.13
1.65%	—	—	—	1.41	1.12
1.70%	—	—	—	1.75	1.12
1.75%	—	—	—	1.20	1.04
1.80%	—	—	—	1.40	1.12
1.85%	—	—	—	1.19	1.04

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.60	$1.82	$1.08	$0.55	$1.39
0.75%	1.46	1.64	1.11	0.55	1.39
0.85%	—	1.64	1.01	0.55	1.38
0.95%	1.41	1.59	1.07	0.54	1.38
1.00%	1.80	2.11	1.02	0.54	1.38
1.05%	—	1.61	0.99	0.54	1.38
1.10%	—	1.61	0.99	0.54	1.37
1.15%	—	1.37	—	0.54	1.37
1.20%	1.76	2.05	1.00	0.54	1.37
1.25%	—	—	—	—	—
1.25%	—	1.58	0.97	—	—
1.25%	—	—	—	—	—
1.25%	—	2.47	1.19	—	—
1.25%	—	—	—	0.54	1.37
1.30%	—	1.58	0.97	0.54	1.37
1.35%	—	1.70	—	0.54	1.36
1.40%	—	1.35	—	0.54	1.36
1.45%	—	1.55	0.96	0.54	1.36
1.50%	—	1.21	—	0.54	1.36
1.55%	—	1.68	—	0.54	1.36
1.60%	—	1.67	—	0.53	1.35
1.65%	—	1.34	—	0.53	1.35
1.70%	—	1.66	—	0.53	1.35
1.75%	—	1.20	—	0.53	1.35
1.80%	—	1.33	—	0.53	1.35
1.85%	—	1.19	—	0.53	1.35

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$0.99	$0.91	$1.88	$0.90	$2.02
0.75%	0.99	0.91	2.34	0.89	2.55
0.85%	0.98	0.91	1.48	0.89	1.33
0.95%	0.98	0.90	2.28	0.89	2.47
1.00%	0.98	0.90	2.78	0.89	3.07
1.05%	0.98	0.90	1.45	0.89	1.30
1.10%	0.98	0.90	1.45	0.88	1.30
1.15%	0.98	0.90	—	0.88	—
1.20%	0.97	0.90	2.71	0.88	2.99
1.25%	—	—	2.19	—	1.67
1.25%	—	—	1.43	—	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	0.90	—	0.88	—
1.30%	0.97	0.90	1.42	0.88	1.27
1.35%	0.97	0.90	—	0.88	—
1.40%	0.97	0.89	—	0.88	—
1.45%	0.97	0.89	1.40	0.88	1.26
1.50%	0.97	0.89	—	0.87	—
1.55%	0.97	0.89	—	0.87	—
1.60%	0.96	0.89	—	0.87	—
1.65%	0.96	0.89	—	0.87	—
1.70%	0.96	0.89	—	0.87	—
1.75%	0.96	0.89	—	0.87	—
1.80%	0.96	0.88	—	0.87	—
1.85%	0.96	0.88	—	0.87	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	73

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
0.55%	$1.22	$1.95	$1.87	$1.46	$1.11
0.75%	1.70	2.33	1.83	1.74	1.09
0.85%	1.19	1.76	1.73	1.39	1.22
0.95%	1.65	2.27	1.79	1.69	1.07
1.00%	1.43	2.58	1.78	1.50	1.06
1.05%	1.16	1.72	1.70	1.36	1.19
1.10%	1.16	1.71	1.69	1.35	1.19
1.15%	—	—	—	—	1.14
1.20%	1.39	2.51	1.74	1.46	1.04
1.25%	—	—	—	—	—
1.25%	1.14	1.69	—	1.34	—
1.25%	—	—	—	—	—
1.25%	1.63	2.35	—	1.82	—
1.25%	—	—	1.67	—	1.17
1.30%	1.14	1.68	1.66	1.33	1.17
1.35%	—	—	—	—	1.28
1.40%	—	—	—	—	1.13
1.45%	1.12	1.66	1.63	1.31	1.15
1.50%	—	—	—	—	1.05
1.55%	—	—	—	—	1.27
1.60%	—	—	—	—	1.27
1.65%	—	—	—	—	1.12
1.70%	—	—	—	—	1.26
1.75%	—	—	—	—	1.04
1.80%	—	—	—	—	1.11
1.85%	—	—	—	—	1.04

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
0.55%	$2.04	$1.96	$1.91	$0.92	$1.02
0.75%	0.97	1.60	1.35	0.92	1.02
0.85%	1.86	1.79	1.73	1.04	1.02
0.95%	0.94	1.55	1.31	1.03	1.02
1.00%	2.27	2.39	2.19	0.91	1.01
1.05%	1.82	1.76	1.70	1.03	1.02
1.10%	1.81	1.75	1.69	1.03	1.02
1.15%	—	1.49	—	0.98	1.02
1.20%	2.21	2.33	2.14	1.02	1.02
1.25%	—	—	—	—	—
1.25%	—	—	1.67	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.18	—	—
1.25%	1.79	1.73	—	0.91	0.96
1.30%	1.78	1.72	1.66	1.01	1.01
1.35%	—	1.94	—	1.01	1.01
1.40%	—	1.48	—	0.97	1.01
1.45%	1.76	1.69	1.63	1.01	1.01
1.50%	—	1.29	—	0.94	1.01
1.55%	—	1.92	—	1.00	1.01
1.60%	—	1.91	—	1.00	1.00
1.65%	—	1.46	—	0.96	1.00
1.70%	—	1.90	—	0.99	1.00
1.75%	—	1.28	—	0.94	1.00
1.80%	—	1.46	—	0.96	1.00
1.85%	—	1.28	—	0.93	1.00

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$1.03	$1.03	$1.03	$1.96	$1.93
0.75%	1.02	1.03	1.03	2.06	2.12
0.85%	1.02	1.03	1.03	1.90	1.73
0.95%	1.05	1.11	1.16	2.00	2.07
1.00%	1.02	1.02	1.02	2.31	2.06
1.05%	1.05	1.11	1.15	1.86	1.70
1.10%	1.05	1.11	1.07	1.85	1.69
1.15%	1.05	1.10	1.15	—	—
1.20%	1.04	1.10	1.15	2.25	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	1.83	—
1.25%	—	—	—	1.55	—
1.25%	—	—	—	—	—
1.25%	0.95	0.92	0.93	—	1.67
1.30%	1.04	1.10	1.14	1.82	1.66
1.35%	1.04	1.10	1.07	—	—
1.40%	1.04	1.10	1.14	—	—
1.45%	1.04	1.10	1.14	1.79	1.64
1.50%	1.04	1.09	1.06	—	—
1.55%	1.04	1.09	1.13	—	—
1.60%	1.03	1.09	1.06	—	—
1.65%	1.03	1.09	1.13	—	—
1.70%	1.03	1.09	1.13	—	—
1.75%	1.03	1.09	1.06	—	—
1.80%	1.03	1.09	1.12	—	—
1.85%	1.03	1.08	1.05	—	—

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.66	$1.88	$1.96	$1.20	$0.48
0.75%	1.18	1.84	2.30	1.35	0.47
0.85%	1.27	1.67	1.81	1.14	0.47
0.95%	1.15	1.80	2.23	1.31	0.46
1.00%	2.16	1.79	3.01	1.14	0.46
1.05%	1.25	1.64	1.77	1.12	0.47
1.10%	1.24	1.63	1.77	1.12	0.46
1.15%	—	—	—	—	—
1.20%	2.10	1.75	2.93	1.11	0.45
1.25%	—	—	—	—	—
1.25%	1.23	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.54	—	—	—	—
1.25%	—	1.61	1.74	1.10	0.46
1.30%	1.22	1.60	1.73	1.09	0.45
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.20	1.58	1.71	1.08	0.45
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	75

Subaccount	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2
0.55%	$0.96	$1.30	$1.74	$1.87	$2.39
0.75%	0.95	1.28	1.70	1.91	3.49
0.85%	0.95	1.26	1.83	—	1.88
0.95%	0.94	1.25	1.67	1.86	3.39
1.00%	0.94	1.25	1.66	2.17	3.63
1.05%	0.94	1.24	1.79	—	1.84
1.10%	0.94	1.23	1.78	—	1.84
1.15%	0.94	—	1.44	—	1.38
1.20%	0.94	1.22	1.63	2.12	3.53
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.93	1.21	1.76	—	1.81
1.30%	0.93	1.21	1.75	—	1.80
1.35%	0.93	—	1.86	—	1.68
1.40%	0.93	—	1.43	—	1.37
1.45%	0.93	1.19	1.73	—	1.78
1.50%	0.89	—	1.28	—	1.24
1.55%	0.92	—	1.84	—	1.66
1.60%	0.92	—	1.84	—	1.65
1.65%	0.92	—	1.42	—	1.36
1.70%	0.92	—	1.83	—	1.65
1.75%	0.89	—	1.28	—	1.23
1.80%	0.92	—	1.41	—	1.35
1.85%	0.89	—	1.27	—	1.22

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$1.59	$0.99	$1.26	$1.03	$1.73
0.75%	1.76	0.98	2.33	1.03	1.90
0.85%	1.24	0.98	1.06	1.02	1.42
0.95%	1.71	0.98	2.26	1.02	1.85
1.00%	2.16	0.98	2.04	1.02	2.16
1.05%	1.21	0.98	1.04	1.02	1.39
1.10%	1.21	0.97	1.03	1.02	1.39
1.15%	—	0.97	—	1.02	1.33
1.20%	2.10	0.97	1.99	1.01	2.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	0.97	1.02	1.01	1.37
1.30%	1.19	0.97	1.01	1.01	1.36
1.35%	—	0.97	—	1.01	1.54
1.40%	—	0.97	—	1.01	1.31
1.45%	1.17	0.96	1.00	1.01	1.34
1.50%	—	0.96	—	1.01	1.13
1.55%	—	0.96	—	1.00	1.53
1.60%	—	0.96	—	1.00	1.52
1.65%	—	0.96	—	1.00	1.30
1.70%	—	0.96	—	1.00	1.51
1.75%	—	0.96	—	1.00	1.12
1.80%	—	0.96	—	1.00	1.29
1.85%	—	0.95	—	1.00	1.12

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst
0.55%	$1.95	$0.95	$2.12	$0.92	$1.88
0.75%	3.26	0.94	3.70	0.91	1.61
0.85%	1.66	0.94	—	0.91	1.69
0.95%	3.16	0.94	3.59	0.91	1.56
1.00%	2.86	0.94	3.00	0.91	2.39
1.05%	1.63	0.93	—	0.91	1.66
1.10%	1.62	0.93	—	0.91	1.65
1.15%	1.31	0.93	—	0.91	—
1.20%	2.78	0.93	2.92	0.91	2.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.59	0.93	—	0.91	1.63
1.30%	1.59	0.93	—	0.91	1.62
1.35%	1.76	0.93	—	0.91	—
1.40%	1.30	0.93	—	0.90	—
1.45%	1.57	0.92	—	0.90	1.60
1.50%	1.13	0.92	—	0.90	—
1.55%	1.74	0.92	—	0.90	—
1.60%	1.74	0.92	—	0.90	—
1.65%	1.29	0.92	—	0.90	—
1.70%	1.73	0.92	—	0.90	—
1.75%	1.12	0.92	—	0.90	—
1.80%	1.28	0.92	—	0.90	—
1.85%	1.11	0.91	—	0.90	—

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
0.55%	$1.51	$0.99	$1.77	$1.61	$2.23
0.75%	1.50	0.98	1.73	1.60	2.19
0.85%	1.49	0.98	1.58	—	2.29
0.95%	1.49	0.97	1.69	1.58	2.15
1.00%	1.49	0.97	1.68	1.58	2.14
1.05%	1.48	0.97	1.55	—	2.25
1.10%	1.48	0.97	1.54	—	2.24
1.15%	—	0.97	—	—	—
1.20%	1.47	0.97	1.64	1.56	2.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.47	0.97	1.52	—	2.21
1.30%	1.47	0.97	1.51	—	2.20
1.35%	—	0.96	—	—	—
1.40%	—	0.96	—	—	—
1.45%	1.46	0.96	1.49	—	2.17
1.50%	—	0.96	—	—	—
1.55%	—	0.96	—	—	—
1.60%	—	0.96	—	—	—
1.65%	—	0.96	—	—	—
1.70%	—	0.95	—	—	—
1.75%	—	0.95	—	—	—
1.80%	—	0.95	—	—	—
1.85%	—	0.95	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	77

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	$1.69	$—	$1.43	$1.97	$1.04
0.75%	1.66	1.43	1.42	1.34	1.03
0.85%	1.45	—	1.42	—	1.03
0.95%	1.63	1.42	1.41	1.30	1.02
1.00%	1.62	1.42	1.41	2.48	1.02
1.05%	1.42	—	1.41	—	1.02
1.10%	1.41	—	1.40	—	1.02
1.15%	—	—	—	—	1.02
1.20%	1.59	1.41	1.40	2.42	1.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.39	—	1.40	—	1.02
1.30%	1.39	—	1.39	—	1.01
1.35%	—	—	—	—	1.01
1.40%	—	—	—	—	1.01
1.45%	1.37	—	1.38	—	1.01
1.50%	—	—	—	—	1.01
1.55%	—	—	—	—	1.01
1.60%	—	—	—	—	1.01
1.65%	—	—	—	—	1.00
1.70%	—	—	—	—	1.00
1.75%	—	—	—	—	1.00
1.80%	—	—	—	—	1.00
1.85%	—	—	—	—	1.00

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$1.02	$1.18	$—	$1.63	$—
0.75%	1.01	1.17	0.93	1.61	1.31
0.85%	1.01	1.17	—	1.59	—
0.95%	1.01	1.17	0.90	1.58	1.27
1.00%	1.01	1.16	3.23	1.57	2.56
1.05%	1.01	1.16	—	1.56	—
1.10%	1.01	1.16	—	1.56	—
1.15%	1.00	1.16	—	1.50	—
1.20%	1.00	1.15	3.15	1.54	2.48
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	1.15	—	1.54	—
1.30%	1.00	1.15	—	1.53	—
1.35%	1.00	1.15	—	1.88	—
1.40%	1.00	1.15	—	1.49	—
1.45%	1.00	1.14	—	1.51	—
1.50%	0.99	1.05	—	1.37	—
1.55%	0.99	1.14	—	1.86	—
1.60%	0.99	1.14	—	1.86	—
1.65%	0.99	1.14	—	1.47	—
1.70%	0.99	1.13	—	1.85	—
1.75%	0.99	1.04	—	1.36	—
1.80%	0.99	1.13	—	1.47	—
1.85%	0.98	1.04	—	1.35	—

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$1.14	$0.98	$2.21	$2.53	$1.38
0.75%	1.13	0.98	1.66	2.77	1.36
0.85%	1.13	0.98	—	1.86	1.37
0.95%	1.13	0.98	1.61	2.69	1.33
1.00%	1.12	0.98	2.66	3.91	1.32
1.05%	1.12	0.98	—	1.82	1.35
1.10%	1.12	0.98	—	1.82	1.34
1.15%	1.12	—	—	1.20	—
1.20%	1.12	0.97	2.59	3.90	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	0.97	—	1.79	1.32
1.30%	1.12	0.97	—	1.78	1.31
1.35%	1.11	—	—	1.52	—
1.40%	1.11	—	—	1.18	—
1.45%	1.11	0.97	—	1.76	1.30
1.50%	1.11	—	—	0.98	—
1.55%	1.11	—	—	1.51	—
1.60%	1.11	—	—	1.50	—
1.65%	1.11	—	—	1.17	—
1.70%	1.10	—	—	1.49	—
1.75%	1.10	—	—	0.98	—
1.80%	1.10	—	—	1.17	—
1.85%	1.10	—	—	0.98	—

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$1.70	$0.93	$1.09	$2.05	$1.53
0.75%	1.66	0.93	1.06	2.00	1.49
0.85%	1.91	0.93	1.20	1.66	1.42
0.95%	1.63	0.93	1.04	1.96	1.46
1.00%	1.62	0.93	1.04	1.95	1.45
1.05%	1.88	0.93	1.18	1.63	1.39
1.10%	1.87	0.93	1.17	1.62	1.39
1.15%	1.18	0.92	—	1.40	0.95
1.20%	1.59	0.92	1.02	1.90	1.42
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.84	0.92	1.15	1.60	1.37
1.30%	1.83	0.92	1.15	1.59	1.36
1.35%	1.56	0.92	—	1.65	0.94
1.40%	1.17	0.92	—	1.39	0.94
1.45%	1.81	0.92	1.13	1.57	1.34
1.50%	1.15	0.92	—	1.19	0.94
1.55%	1.54	0.92	—	1.63	0.94
1.60%	1.54	0.92	—	1.63	0.93
1.65%	1.16	0.92	—	1.38	0.93
1.70%	1.53	0.92	—	1.62	0.93
1.75%	1.14	0.92	—	1.18	0.93
1.80%	1.15	0.92	—	1.37	0.93
1.85%	1.14	0.91	—	1.18	0.93

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	79

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	$2.16	$1.33	$0.98	$1.00	$2.85
0.75%	2.11	1.30	0.97	0.99	2.60
0.85%	1.86	1.29	0.97	0.99	—
0.95%	2.07	1.27	0.96	0.99	2.53
1.00%	2.06	1.27	0.96	0.98	3.09
1.05%	1.83	1.27	0.96	0.98	—
1.10%	1.82	1.26	0.96	0.98	—
1.15%	1.47	0.95	0.96	0.98	—
1.20%	2.01	1.24	0.95	0.98	3.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.79	1.25	0.95	0.98	—
1.30%	1.78	1.24	0.95	0.98	—
1.35%	1.94	1.06	0.95	0.98	—
1.40%	1.46	0.94	0.95	0.97	—
1.45%	1.76	1.22	0.95	0.97	—
1.50%	1.23	0.86	0.92	0.97	—
1.55%	1.92	1.05	0.94	0.97	—
1.60%	1.91	1.05	0.94	0.97	—
1.65%	1.44	0.93	0.94	0.97	—
1.70%	1.90	1.04	0.94	0.97	—
1.75%	1.23	0.85	0.91	0.96	—
1.80%	1.43	0.93	0.93	0.96	—
1.85%	1.22	0.85	0.91	0.96	—

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$1.44	$1.88	$0.54	$1.52	$1.53
0.75%	1.54	1.86	0.54	1.51	1.51
0.85%	—	—	0.54	1.50	1.50
0.95%	1.49	1.84	0.54	1.49	1.49
1.00%	1.88	1.84	0.54	1.49	1.49
1.05%	—	—	0.53	1.48	1.48
1.10%	—	—	0.53	1.48	1.48
1.15%	—	—	0.53	1.25	—
1.20%	1.83	1.82	0.53	1.47	1.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.53	1.47	1.47
1.30%	—	—	0.53	1.46	1.46
1.35%	—	—	0.53	1.52	—
1.40%	—	—	0.53	1.24	—
1.45%	—	—	0.53	1.45	1.45
1.50%	—	—	0.53	1.13	—
1.55%	—	—	0.53	1.50	—
1.60%	—	—	0.53	1.50	—
1.65%	—	—	0.53	1.23	—
1.70%	—	—	0.53	1.49	—
1.75%	—	—	0.52	1.12	—
1.80%	—	—	0.52	1.22	—
1.85%	—	—	0.52	1.12	—

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
0.55%	$1.12	$1.41	$1.21	$1.21	$1.77
0.75%	1.12	1.37	1.20	1.20	1.73
0.85%	1.11	1.33	1.19	1.19	1.88
0.95%	1.11	1.35	1.19	1.19	1.70
1.00%	1.11	1.34	1.18	1.18	1.69
1.05%	1.11	1.30	1.18	1.18	1.85
1.10%	1.11	1.30	1.18	1.18	1.84
1.15%	1.10	—	1.07	—	—
1.20%	1.10	1.31	1.17	1.17	1.66
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.28	1.17	1.17	1.81
1.30%	1.10	1.27	1.16	1.16	1.80
1.35%	1.10	—	1.16	—	—
1.40%	1.10	—	1.06	—	—
1.45%	1.10	1.25	1.15	1.15	1.78
1.50%	1.09	—	1.01	—	—
1.55%	1.09	—	1.15	—	—
1.60%	1.09	—	1.15	—	—
1.65%	1.09	—	1.05	—	—
1.70%	1.09	—	1.14	—	—
1.75%	1.09	—	1.00	—	—
1.80%	1.09	—	1.04	—	—
1.85%	1.08	—	1.00	—	—

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$1.38	$1.38	$1.45	$1.46	$1.29
0.75%	1.36	1.37	1.44	1.44	1.28
0.85%	1.36	1.36	1.43	1.43	1.27
0.95%	1.35	1.35	1.42	1.42	1.27
1.00%	1.35	1.35	1.42	1.42	1.26
1.05%	1.34	1.34	1.41	1.41	1.26
1.10%	1.34	1.34	1.41	1.41	1.25
1.15%	1.16	—	1.20	—	1.11
1.20%	1.33	1.33	1.40	1.40	1.25
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.33	1.40	1.40	1.24
1.30%	1.32	1.32	1.39	1.39	1.24
1.35%	1.34	—	1.42	—	1.25
1.40%	1.15	—	1.19	—	1.10
1.45%	1.31	1.31	1.38	1.38	1.23
1.50%	1.06	—	1.09	—	1.04
1.55%	1.32	—	1.41	—	1.23
1.60%	1.32	—	1.40	—	1.23
1.65%	1.14	—	1.18	—	1.09
1.70%	1.31	—	1.39	—	1.22
1.75%	1.06	—	1.09	—	1.03
1.80%	1.13	—	1.17	—	1.09
1.85%	1.05	—	1.08	—	1.03

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	81

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
0.55%	$1.30	$0.98	$0.97	$1.88	$1.00
0.75%	1.28	0.97	0.97	2.67	1.00
0.85%	1.28	0.97	0.97	1.61	0.99
0.95%	1.27	0.97	0.97	2.59	0.99
1.00%	1.26	0.97	0.97	2.76	0.99
1.05%	1.26	0.97	0.97	1.57	0.99
1.10%	1.26	0.97	0.96	1.57	0.99
1.15%	—	0.97	0.96	—	0.99
1.20%	1.25	0.97	0.96	2.69	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.25	0.97	0.96	1.55	0.98
1.30%	1.24	0.97	0.96	1.54	0.98
1.35%	—	0.97	0.96	—	0.98
1.40%	—	0.96	0.96	—	0.98
1.45%	1.23	0.96	0.96	1.52	0.98
1.50%	—	0.96	0.96	—	0.98
1.55%	—	0.96	0.96	—	0.98
1.60%	—	0.96	0.96	—	0.97
1.65%	—	0.96	0.96	—	0.97
1.70%	—	0.96	0.96	—	0.97
1.75%	—	0.96	0.95	—	0.97
1.80%	—	0.96	0.95	—	0.97
1.85%	—	0.96	0.95	—	0.97

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$1.49	$2.13	$1.00	$2.45	$2.12
0.75%	1.46	2.09	0.99	2.27	3.11
0.85%	1.49	1.94	1.00	1.64	1.87
0.95%	1.43	2.04	1.00	2.20	3.01
1.00%	1.42	2.03	0.99	4.17	3.20
1.05%	1.46	1.90	0.99	1.61	1.83
1.10%	1.45	1.90	0.99	1.60	1.83
1.15%	—	—	0.97	—	—
1.20%	1.40	1.98	0.98	4.06	3.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.87	0.98	1.58	1.80
1.30%	1.43	1.86	0.98	1.57	1.79
1.35%	—	—	0.98	—	—
1.40%	—	—	0.96	—	—
1.45%	1.41	1.83	0.97	1.55	1.77
1.50%	—	—	0.96	—	—
1.55%	—	—	0.97	—	—
1.60%	—	—	0.96	—	—
1.65%	—	—	0.95	—	—
1.70%	—	—	0.96	—	—
1.75%	—	—	0.96	—	—
1.80%	—	—	0.95	—	—
1.85%	—	—	0.95	—	—

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$—	$1.45	$2.10	$2.32	$0.93
0.75%	2.05	1.42	2.27	2.10	0.93
0.85%	—	1.11	1.91	2.15	0.92
0.95%	1.99	1.39	2.20	2.04	0.92
1.00%	2.29	1.38	2.87	3.37	0.92
1.05%	—	1.09	1.88	2.11	0.92
1.10%	—	1.08	1.87	2.10	0.92
1.15%	—	—	1.37	1.29	0.92
1.20%	2.21	1.35	2.80	3.28	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.07	1.84	2.07	0.91
1.30%	—	1.06	1.83	2.06	0.91
1.35%	—	—	1.75	1.76	0.91
1.40%	—	—	1.36	1.28	0.91
1.45%	—	1.05	1.81	2.03	0.91
1.50%	—	—	1.21	1.25	0.91
1.55%	—	—	1.73	1.74	0.91
1.60%	—	—	1.73	1.73	0.90
1.65%	—	—	1.34	1.27	0.90
1.70%	—	—	1.72	1.73	0.90
1.75%	—	—	1.20	1.24	0.90
1.80%	—	—	1.34	1.26	0.90
1.85%	—	—	1.20	1.24	0.90

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	—	—	—	19,691	3,085
0.75%	28,618	162,373	1,262,508	2,043,231	232,245
0.85%	—	352,967	313,202	1,198,140	217,158
0.95%	25,891	84,395	920,787	1,153,702	397,556
1.00%	201	1,921	95,272	305,908	100,507
1.05%	20,794	218,754	198,215	534,650	86,438
1.10%	197,799	14,727	34,562	198,799	142,080
1.15%	—	—	—	—	—
1.20%	21,506	4,292	100,953	181,292	101,001
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,243	669	34,703	10,338
1.30%	—	4,956	62,179	131,382	83,205
1.35%	2,015	—	—	—	51,043
1.40%	—	—	—	—	—
1.45%	568	—	22,307	7,620	24,900
1.50%	—	—	—	—	1,528
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	297,392	852,628	3,010,654	5,809,118	1,451,084

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	83

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	—	74	—	10,914	87,980
0.75%	541,219	441,404	278,068	1,905,199	1,103,853
0.85%	—	901,123	292,713	1,931,386	892,976
0.95%	275,337	429,995	268,936	1,887,753	887,814
1.00%	53,170	27,071	70,560	264,361	385,679
1.05%	—	433,414	321,997	875,697	586,041
1.10%	—	42,904	2,193	147,627	582,090
1.15%	—	—	—	—	164,749
1.20%	23,829	30,730	32,913	296,439	349,537
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,542	800	19,746	10,465
1.30%	—	50,478	—	214,704	205,880
1.35%	—	—	—	42,423	90,417
1.40%	—	—	—	—	7,324
1.45%	—	18,627	411	10,845	6,658
1.50%	—	—	—	19,855	11,444
1.55%	—	—	—	—	—
1.60%	—	—	—	4,149	26,219
1.65%	—	—	—	—	—
1.70%	—	—	—	—	9,164
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	893,555	2,380,362	1,268,591	7,631,098	5,408,290

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	—	—	5	—	—
0.75%	554,831	1,399,096	2,877,592	22	93,824
0.85%	—	611,135	1,403,045	22,243	77,896
0.95%	362,907	1,171,915	2,238,615	16,898	205,520
1.00%	21,398	162,240	153,574	—	27,328
1.05%	—	317,151	4,067,134	—	37,945
1.10%	—	264,270	225,951	1,245	151,088
1.15%	—	169,541	—	—	—
1.20%	22,878	393,740	286,690	—	71,614
1.25%	—	—	—	—	—
1.25%	—	10,003	18,285	—	—
1.25%	—	—	—	—	—
1.25%	—	2,165,759	1,685,167	—	—
1.25%	—	—	—	—	3,200
1.30%	—	111,609	114,615	61,134	32,830
1.35%	—	168,645	—	—	20,667
1.40%	—	—	—	—	—
1.45%	—	233,815	19,170	—	23,545
1.50%	—	19,668	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	962,014	7,198,587	13,089,843	101,542	745,457

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	—	—	7,354	—	7,590
0.75%	14,391	10,010	4,411,819	79,610	908,490
0.85%	19,432	22,763	1,871,518	17,026	911,839
0.95%	280,972	14,075	2,784,601	117,084	519,817
1.00%	27,066	5,633	536,779	32,299	109,714
1.05%	68,115	—	1,059,790	9,860	562,063
1.10%	65,991	—	159,608	8,119	168,457
1.15%	—	—	—	—	—
1.20%	17,702	4,748	351,277	55,987	74,168
1.25%	—	—	2,702,791	—	1,386,367
1.25%	—	—	36,310	—	32,241
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	21,866	—	—	—
1.30%	—	14,254	237,937	—	20,471
1.35%	5,160	1,700	—	10,558	—
1.40%	—	—	—	—	—
1.45%	—	—	24,833	—	7,576
1.50%	—	—	—	1,653	—
1.55%	—	—	—	—	—
1.60%	—	8,769	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	498,829	103,818	14,184,617	332,196	4,708,793

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
0.55%	5,139	620	5,218	2,184	—
0.75%	1,511,805	1,638,947	1,086,114	5,203,237	451,688
0.85%	722,245	671,128	591,175	2,091,043	424,760
0.95%	1,303,551	1,573,389	905,485	4,416,602	383,462
1.00%	269,034	248,997	152,674	752,471	85,422
1.05%	633,029	343,369	649,085	1,528,830	155,684
1.10%	53,550	68,990	43,627	179,569	178,566
1.15%	—	—	—	—	—
1.20%	500,411	196,000	154,192	1,085,010	147,566
1.25%	—	—	—	—	—
1.25%	10,325	2,174	—	65,074	—
1.25%	—	—	—	—	—
1.25%	483,550	1,187,305	—	1,867,682	—
1.25%	—	—	45,447	—	10,505
1.30%	169,209	111,154	64,031	509,569	15,687
1.35%	—	—	—	—	4,210
1.40%	—	—	—	—	—
1.45%	21,353	8,697	20,582	108,169	725
1.50%	—	—	—	—	117
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	5,683,201	6,050,770	3,717,630	17,809,440	1,858,392

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	85

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
0.55%	2,647	7,302	2,321	—	—
0.75%	2,361,312	1,885,701	4,129,555	158,851	731,587
0.85%	352,216	454,056	170,854	343,723	952,015
0.95%	1,825,708	2,191,823	1,681,679	531,873	6,274,346
1.00%	124,997	145,370	244,962	—	67,485
1.05%	161,868	442,756	216,805	216,956	489,305
1.10%	6,896	260,369	52,792	50,941	5,200,849
1.15%	—	—	—	—	—
1.20%	57,042	317,605	250,935	160,614	1,424,979
1.25%	—	—	—	—	—
1.25%	—	—	2,534	—	—
1.25%	—	—	—	—	—
1.25%	—	—	4,973,898	—	—
1.25%	3,493	7,862	—	—	—
1.30%	31,195	138,108	9,038	26,774	232,278
1.35%	—	154,428	—	64,362	618,568
1.40%	—	—	—	—	—
1.45%	—	47,461	—	3,944	507,115
1.50%	—	31,086	—	15,287	61,081
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	134,233
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,927,374	6,083,927	11,735,373	1,573,325	16,693,841

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	1,219,194	763,957	225,945	—	747
0.75%	992,164	12,729,062	9,513,935	304,511	526,541
0.85%	2,639,214	78,901,139	51,457,369	53,714	347,253
0.95%	18,730,147	113,711,899	247,127,361	242,715	448,254
1.00%	—	1,792,344	1,263,538	22,241	50,667
1.05%	3,671,319	29,277,696	102,812,080	55,766	223,587
1.10%	10,621,127	71,895,702	137,942,158	3,844	41,944
1.15%	—	941,537	5,981,462	—	—
1.20%	1,283,857	12,164,222	27,489,014	5,372	38,357
1.25%	—	—	—	—	—
1.25%	—	—	—	594	—
1.25%	—	—	—	1,618,519	—
1.25%	—	—	—	—	—
1.25%	—	26,000	—	—	3,461
1.30%	1,892,031	8,980,937	38,373,562	1,613	58,048
1.35%	5,044,337	10,795,187	18,102,302	—	—
1.40%	—	88,468	942,353	—	—
1.45%	347,541	909,074	1,460,555	418	4,412
1.50%	37,885	121,999	487,839	—	—
1.55%	—	—	1,109,534	—	—
1.60%	133,063	24,270	1,619,583	—	—
1.65%	—	—	755,644	—	—
1.70%	—	—	477,199	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	103,182	—	—	—	—
Total	46,715,061	343,123,493	647,141,433	2,309,307	1,743,271

86	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	12,705	47	—	2,558	10,880
0.75%	584,332	148,563	405,520	1,465,218	638,072
0.85%	169,130	151,384	135,141	531,438	448,152
0.95%	448,106	179,599	302,824	1,294,837	349,500
1.00%	70,323	44,202	54,381	166,222	52,198
1.05%	187,640	59,881	33,408	346,613	173,336
1.10%	44,035	16,734	10,583	9,827	32,387
1.15%	—	—	—	—	—
1.20%	63,734	—	17,067	72,464	55,186
1.25%	—	—	—	—	—
1.25%	2,164	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,749,907	—	—	—	—
1.25%	—	956	5,447	9,421	9,003
1.30%	28,392	1,156	23,753	64,130	47,649
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	506	10,812	—	39,320	16,149
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,360,974	613,334	988,124	4,002,048	1,832,512

Subaccount	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2
0.55%	2,447	8,599	6,942	—	21,232
0.75%	167,364	1,594,478	3,822,159	1,901,620	2,672,344
0.85%	55,102	1,133,101	3,403,767	—	2,046,528
0.95%	200,928	1,599,319	3,485,379	1,522,194	1,652,024
1.00%	235	290,223	625,634	458,772	346,769
1.05%	74,651	1,211,564	1,713,923	—	874,051
1.10%	63,307	157,720	825,062	—	441,187
1.15%	—	—	—	—	—
1.20%	116,084	306,530	644,420	308,809	258,417
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	112,924	76,477	—	47,837
1.30%	38,887	338,511	643,021	—	211,561
1.35%	98,495	—	158,668	—	25,642
1.40%	—	—	3,740	—	—
1.45%	3,046	74,832	66,898	—	31,082
1.50%	4,235	—	41,708	—	12,510
1.55%	—	—	2,445	—	—
1.60%	—	—	752	—	1,399
1.65%	—	—	—	—	—
1.70%	—	—	14,658	—	7,978
1.75%	—	—	65	—	65
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	824,781	6,827,801	15,535,718	4,191,395	8,650,626

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	87

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	—	—	17,261	—	19,503
0.75%	822,375	311,790	1,097,892	164,470	1,418,309
0.85%	734,695	151,324	881,127	230,929	1,021,137
0.95%	664,902	556,315	735,006	636,347	1,314,369
1.00%	101,911	5,036	140,388	1,984	456,192
1.05%	189,989	131,524	500,567	74,971	762,907
1.10%	37,436	86,048	37,272	89,595	258,558
1.15%	—	—	—	—	—
1.20%	72,241	48,551	136,106	39,620	260,843
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,311	3,706	9,458	12,508	22,212
1.30%	42,697	54,948	70,673	90,695	292,186
1.35%	—	16,843	—	64,969	19,782
1.40%	—	—	—	—	3,697
1.45%	9,344	37,485	7,098	61,302	36,278
1.50%	—	8,189	—	1,214	11,168
1.55%	—	—	—	—	1,803
1.60%	—	—	—	—	847
1.65%	—	—	—	—	—
1.70%	—	—	—	24,429	—
1.75%	—	—	—	—	71
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,704,901	1,411,759	3,632,848	1,493,033	5,899,862

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst
0.55%	—	—	3,651	—	6,022
0.75%	658,130	120,557	1,294,651	—	1,580,219
0.85%	891,051	196,106	—	—	369,323
0.95%	584,996	544,147	926,802	26,244	1,128,239
1.00%	120,317	7,925	240,862	—	118,281
1.05%	424,778	174,317	—	16,483	209,861
1.10%	160,766	119,944	—	32,264	67,024
1.15%	—	—	—	—	—
1.20%	138,332	103,469	212,161	11,946	115,267
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,149	—	—	—	63,840
1.30%	91,679	35,792	—	16,082	8,692
1.35%	11,982	66,967	—	5,490	—
1.40%	3,926	—	—	—	—
1.45%	21,594	21,571	—	—	699
1.50%	11,234	13,908	—	—	—
1.55%	—	—	—	—	—
1.60%	721	—	—	—	—
1.65%	—	—	—	—	—
1.70%	7,362	27,522	—	—	—
1.75%	71	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,132,088	1,432,225	2,678,127	108,509	3,667,467

88	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
0.55%	—	15,539	—	4,443	26,852
0.75%	927,044	41,254	1,975,751	257,673	411,656
0.85%	89,315	21,420	417,882	—	494,619
0.95%	500,108	75,000	917,804	228,977	179,492
1.00%	174,065	—	315,384	6,329	6,905
1.05%	113,510	37,066	280,466	—	301,923
1.10%	20,877	72,880	53,794	—	49,585
1.15%	—	—	—	—	—
1.20%	274,432	204,124	379,563	95,376	5,407
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,197	6,007	—	4,902
1.30%	9,492	48,598	84,055	—	27,183
1.35%	—	46,102	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	6,296	—	4,300
1.50%	—	5,043	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,108,843	568,223	4,437,002	592,798	1,512,824

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	4,551	—	—	56,320	23,730
0.75%	838,663	159,507	243,473	629,979	158,814
0.85%	901,320	—	349,507	—	55,414
0.95%	552,610	155,086	102,841	286,436	200,666
1.00%	58,532	—	3,732	18,020	75,128
1.05%	490,979	—	230,261	—	54,317
1.10%	54,384	—	11,958	—	146,859
1.15%	—	—	—	—	17,634
1.20%	161,651	—	15,051	26,999	46,665
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	24,629	—	5,961	—	18,478
1.30%	52,853	—	6,010	—	75,246
1.35%	—	—	—	—	23,214
1.40%	—	—	—	—	—
1.45%	6,967	—	8,596	—	24,821
1.50%	—	—	—	—	12,545
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,147,139	314,593	977,390	1,017,754	933,531

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	89

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	—	—	—	—	—
0.75%	114,765	24,188	639,736	705,054	709,536
0.85%	84,179	—	—	847,787	—
0.95%	326,702	15,978	147,674	401,129	587,067
1.00%	12,521	—	4,086	75,677	18,696
1.05%	34,895	66,007	—	465,895	—
1.10%	136,602	3,946	—	32,315	—
1.15%	—	—	—	—	—
1.20%	9,781	15,335	1,025	49,558	4,088
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	17,434	—
1.30%	—	—	—	37,629	—
1.35%	20,276	11,464	—	133	—
1.40%	—	—	—	—	—
1.45%	—	—	—	902	—
1.50%	—	4,103	—	7,612	—
1.55%	—	—	—	—	—
1.60%	—	1,143	—	—	—
1.65%	—	—	—	—	—
1.70%	26,049	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	765,770	142,164	792,521	2,641,125	1,319,387

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	—	8,160	9,936	14,178	9,641
0.75%	64,238	1,425,559	675,450	759,436	568,360
0.85%	30,890	748,711	—	496,638	681,887
0.95%	89,715	1,185,918	378,051	613,748	422,139
1.00%	104,229	142,540	24,721	65,280	49,908
1.05%	19,813	461,640	—	409,044	188,218
1.10%	61,130	25,841	—	93,036	24,029
1.15%	—	—	—	—	—
1.20%	5,212	32,143	8,785	63,067	39,257
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,473	16,956	—	5,427	3,318
1.30%	34	44,851	—	144,667	22,598
1.35%	22,889	—	—	139,398	—
1.40%	—	—	—	3,639	—
1.45%	453	14,464	—	48,898	5,504
1.50%	582	—	—	5,826	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	400,658	4,106,783	1,096,943	2,862,282	2,014,859

90	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	7,363	—	—	715	17,926
0.75%	229,318	3,725	397,466	541,126	4,047,186
0.85%	200,159	—	263,413	668,345	2,088,020
0.95%	242,757	37,888	333,615	849,285	2,902,836
1.00%	10,003	—	26,466	117,572	713,769
1.05%	102,935	—	133,517	289,126	1,654,419
1.10%	50,407	1,995	28,665	143,277	439,245
1.15%	—	—	—	—	—
1.20%	31,768	11,281	37,161	258,218	867,836
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,807	—	3,985	20,997	29,524
1.30%	11,553	—	28,278	110,377	836,459
1.35%	28,903	897	—	10,638	2,222
1.40%	—	—	—	3,841	—
1.45%	224	—	10,517	24,165	89,604
1.50%	398	—	—	1,083	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	27,163
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	918,595	55,786	1,263,083	3,038,765	13,716,209

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	—	29,734	—	—	1,235
0.75%	245,340	1,473,850	5,200	28,985	370,952
0.85%	303,097	1,087,492	20,494	40,469	—
0.95%	531,087	1,351,012	46,846	271,735	311,320
1.00%	50,402	459,384	—	—	47,937
1.05%	309,748	932,775	16,083	—	—
1.10%	32,224	288,459	13,201	3,219	—
1.15%	—	—	—	—	—
1.20%	42,658	396,613	—	46,412	39,838
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,228	41,188	—	—	—
1.30%	13,004	206,155	5,302	12,973	—
1.35%	17,690	6,663	4,440	6,626	—
1.40%	3,808	—	—	—	—
1.45%	236	38,244	6,691	23,816	—
1.50%	603	—	—	3,269	—
1.55%	—	1,973	—	—	—
1.60%	—	—	—	1,376	—
1.65%	—	22,227	—	—	—
1.70%	—	—	—	—	—
1.75%	64	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,551,189	6,335,769	118,257	438,880	771,282

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	91

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	—	—	3,671	173,163	503,905
0.75%	405,550	280,978	30,564	2,810,487	4,619,735
0.85%	—	—	22,540	14,383,435	18,427,270
0.95%	118,472	115,917	76,423	7,080,294	2,554,187
1.00%	34,088	5,823	36,492	409,375	1,103,051
1.05%	—	—	19,624	1,318,816	7,836,835
1.10%	—	—	130,513	2,870,829	4,251,356
1.15%	—	—	—	—	—
1.20%	2,297	705	18,756	2,577,776	646,753
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	57,933	78,614
1.30%	—	—	10,922	1,247,030	2,299,928
1.35%	—	—	11,778	498,107	—
1.40%	—	—	—	—	—
1.45%	—	—	6,792	1,680,022	51,984
1.50%	—	—	—	20,183	—
1.55%	—	—	—	—	—
1.60%	—	—	—	75,538	—
1.65%	—	—	—	—	—
1.70%	—	—	—	14,469	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	560,407	403,423	368,075	35,217,457	42,373,618

Subaccount	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
0.55%	—	—	17,278	—	14,946
0.75%	28,305	2,021,563	2,208,506	5,033,518	1,282,838
0.85%	68,657	1,159,858	7,279,005	17,326,730	1,185,428
0.95%	81,780	1,568,745	5,213,489	2,932,592	1,262,943
1.00%	15,502	414,073	360,155	747,063	286,776
1.05%	7,543	563,138	1,720,175	9,698,063	742,673
1.10%	136,748	36,862	4,701,677	3,735,964	168,527
1.15%	—	—	16,781	—	—
1.20%	13,787	396,918	3,720,242	1,124,964	186,766
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,516	1,072	13,701	312,380	7,517
1.30%	243	200,707	460,821	2,302,666	76,749
1.35%	—	—	127,546	—	—
1.40%	—	—	—	—	—
1.45%	12,841	8,839	4,123,495	2,119,105	14,495
1.50%	—	—	38,160	—	—
1.55%	—	—	561,009	—	—
1.60%	—	—	89,584	—	—
1.65%	—	—	—	—	—
1.70%	—	—	18,335	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	368,922	6,371,775	30,669,959	45,333,045	5,229,658

92	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	—	453,955	13,480	193,691	1,143,637
0.75%	13,359,366	55,182,061	9,043,963	22,799,942	4,218,996
0.85%	75,640,795	226,393,056	53,188,205	82,744,532	14,113,542
0.95%	94,951,021	33,076,715	37,969,527	12,123,352	21,396,768
1.00%	2,417,735	13,253,126	988,192	3,890,565	365,420
1.05%	20,265,256	104,634,099	5,842,202	31,083,965	4,871,367
1.10%	19,679,742	58,129,796	12,606,438	14,227,216	5,503,861
1.15%	258,051	—	—	—	1,274,901
1.20%	59,008,308	6,104,164	22,517,630	1,583,761	12,038,886
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	32,946	852,606	189,199	511,907	82,469
1.30%	11,605,002	28,203,286	4,332,483	5,344,643	3,996,969
1.35%	5,539,828	—	1,729,819	—	1,466,046
1.40%	145,577	—	4,820	—	197,815
1.45%	12,928,495	614,662	2,111,622	1,109,002	2,723,903
1.50%	273,482	—	547,701	—	50,929
1.55%	671,578	—	312,335	—	1,161,183
1.60%	1,242,841	—	39,218	—	267,646
1.65%	—	—	—	—	356,125
1.70%	372,121	—	73,260	—	92,307
1.75%	—	—	—	—	—
1.80%	—	—	—	—	87,750
1.85%	190,627	—	76,330	—	89,365
Total	318,582,771	526,897,526	151,586,424	175,612,576	75,499,885

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
0.55%	—	—	—	2,937	—
0.75%	13,802,358	3,004	10,131	1,002,545	4,255
0.85%	43,140,968	—	14,670	337,133	4,991
0.95%	8,148,428	4,999	9,467	538,256	65,472
1.00%	1,222,185	—	—	123,252	—
1.05%	26,332,095	15,359	—	154,529	—
1.10%	10,848,179	—	2,639	31,351	—
1.15%	—	—	—	—	—
1.20%	1,843,170	16,828	4,327	145,571	15,054
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	202,885	—	—	429	—
1.30%	6,744,588	—	—	41,278	5,592
1.35%	—	—	—	—	34,764
1.40%	—	—	—	—	—
1.45%	1,097,791	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	13,423	26,764	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	113,382,647	53,613	67,998	2,377,281	130,128

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	93

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	—	—	—	6,456	29,682
0.75%	563,707	83,906	408,558	2,077,532	2,164,904
0.85%	478,515	80,163	430,571	1,043,946	1,604,862
0.95%	216,434	62,114	748,003	1,339,390	1,577,024
1.00%	93,830	12,335	—	196,857	307,849
1.05%	256,538	96,094	61,605	582,599	620,055
1.10%	24,224	459	88,750	135,146	135,647
1.15%	—	—	—	—	—
1.20%	84,624	9,082	104,189	115,320	224,408
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,930	—	9,016	17,829
1.30%	38,909	18,337	24,839	166,155	153,666
1.35%	—	—	45,243	—	—
1.40%	—	—	—	—	—
1.45%	1,567	236	—	16,764	13,535
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	27,290	—	—
1.75%	—	—	21,290	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,758,348	369,656	1,960,338	5,689,181	6,849,461

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	—	7,310	51	—	—
0.75%	697,585	550,968	473,594	423,730	32,673
0.85%	—	300,721	241,039	314,476	24,531
0.95%	289,958	414,382	369,629	301,508	125,153
1.00%	79,632	145,276	74,144	32,012	24,723
1.05%	—	340,107	249,617	157,473	—
1.10%	—	39,526	31,704	175,193	42,611
1.15%	—	—	—	—	—
1.20%	13,985	43,023	25,002	33,198	8,478
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	3,326	10,944	—
1.30%	—	49,526	19,069	11,723	—
1.35%	—	—	4,518	24,809	4,135
1.40%	—	—	—	—	—
1.45%	—	8,437	2,812	16,844	3,374
1.50%	—	—	536	4,171	6,820
1.55%	—	—	—	—	—
1.60%	—	—	—	1,312	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,081,160	1,899,276	1,495,041	1,507,393	272,498

94	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$81	$83	$165	$23,034	$2,313
0.75%	30,976	227,023	2,401,330	3,610,711	169,499
0.85%	79	529,953	532,416	1,019,034	158,064
0.95%	27,872	115,386	1,701,928	1,978,954	288,572
1.00%	296	2,619	223,440	579,953	72,864
1.05%	22,320	322,048	330,639	449,935	62,578
1.10%	212,065	21,564	57,383	165,311	102,725
1.15%	79	—	—	—	55
1.20%	22,994	5,729	230,615	334,858	72,827
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	79	11,917	1,255	28,404	7,444
1.30%	79	7,131	101,299	107,119	59,833
1.35%	2,223	—	—	—	36,656
1.40%	78	—	—	—	55
1.45%	682	104	35,829	6,121	17,834
1.50%	78	—	—	—	1,147
1.55%	78	—	—	—	54
1.60%	78	—	—	—	66
1.65%	77	—	—	—	108
1.70%	77	—	—	—	108
1.75%	77	—	—	—	108
1.80%	77	—	—	—	108
1.85%	77	—	—	—	107
Total	$320,522	$1,243,557	$5,616,299	$8,303,434	$1,053,125

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$106	$246	$134	$20,402	$103,087
0.75%	878,696	749,279	519,185	4,396,568	1,283,853
0.85%	—	1,897,119	595,686	3,220,736	1,034,743
0.95%	437,585	717,319	491,851	4,204,916	1,024,927
1.00%	111,563	45,040	128,408	647,295	444,434
1.05%	—	895,334	642,920	1,433,343	674,092
1.10%	—	88,076	4,357	240,458	668,295
1.15%	—	—	—	110	188,801
1.20%	48,299	50,195	58,695	706,678	399,840
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,208	1,568	31,706	11,948
1.30%	—	102,026	82	343,180	234,639
1.35%	—	—	—	75,618	102,854
1.40%	—	—	—	109	8,316
1.45%	—	37,052	943	17,089	7,547
1.50%	—	—	—	23,925	11,999
1.55%	—	—	—	127	86
1.60%	—	—	—	7,293	29,550
1.65%	—	—	—	108	85
1.70%	—	—	—	126	10,291
1.75%	—	—	—	90	78
1.80%	—	—	—	107	85
1.85%	—	—	—	90	78
Total	$1,476,249	$4,590,894	$2,443,829	$15,370,074	$6,239,628

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	95

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$73	$13	$1,994	$87	$14
0.75%	809,165	2,298,316	3,181,996	118	130,087
0.85%	—	1,004,996	1,419,032	12,130	107,720
0.95%	513,456	1,881,154	2,408,645	9,191	283,492
1.00%	38,575	341,582	156,930	105	37,639
1.05%	—	511,723	4,038,019	107	52,184
1.10%	—	424,469	223,192	674	207,751
1.15%	—	231,529	—	105	14
1.20%	40,167	807,497	285,922	105	98,078
1.25%	—	—	—	—	—
1.25%	—	15,837	17,789	—	—
1.25%	—	—	—	—	—
1.25%	—	5,545,699	2,023,807	—	—
1.25%	—	—	—	105	4,392
1.30%	—	175,888	111,066	32,931	44,842
1.35%	—	286,183	—	65	28,193
1.40%	—	14	—	105	14
1.45%	—	363,262	18,320	105	32,029
1.50%	—	23,724	—	105	14
1.55%	—	18	—	105	13
1.60%	—	18	—	105	13
1.65%	—	14	—	105	13
1.70%	—	17	—	104	13
1.75%	—	12	—	104	13
1.80%	—	14	—	104	13
1.85%	—	12	—	104	13
Total	$1,401,436	$13,911,991	$13,886,712	$56,769	$1,026,554

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$74	$9	$13,868	$75	$15,360
0.75%	14,201	9,110	10,363,310	71,061	2,326,264
0.85%	19,126	20,657	2,773,752	15,156	1,212,716
0.95%	275,792	12,740	6,382,599	103,941	1,285,758
1.00%	26,537	5,092	1,493,818	28,636	336,323
1.05%	66,668	10	1,546,689	8,730	733,407
1.10%	64,516	12	231,350	7,178	218,340
1.15%	74	9	—	67	—
1.20%	17,259	4,277	951,969	49,363	221,557
1.25%	—	—	6,038,260	—	2,351,658
1.25%	—	—	51,832	—	41,276
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74	19,628	—	67	—
1.30%	74	12,776	338,238	66	26,022
1.35%	5,012	1,531	—	9,274	—
1.40%	74	9	—	66	—
1.45%	74	9	59,165	66	9,514
1.50%	74	9	—	1,512	—
1.55%	74	9	—	66	—
1.60%	74	7,796	—	66	—
1.65%	74	9	—	66	—
1.70%	74	9	—	66	—
1.75%	74	9	—	66	—
1.80%	74	9	—	66	—
1.85%	74	9	—	66	—
Total	$490,147	$93,728	$30,244,850	$295,720	$8,778,195

96	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
0.55%	$6,265	$1,206	$9,746	$3,181	$100
0.75%	2,574,262	3,819,087	2,005,523	9,094,350	499,874
0.85%	857,169	1,177,856	1,022,832	2,900,549	517,018
0.95%	2,155,322	3,572,459	1,617,083	7,470,912	408,918
1.00%	383,854	642,786	270,969	1,131,634	90,650
1.05%	737,275	591,422	1,101,363	2,079,824	186,146
1.10%	61,981	118,252	73,757	243,291	212,202
1.15%	—	—	—	—	88
1.20%	695,343	492,256	267,750	1,589,153	153,593
1.25%	—	—	—	—	—
1.25%	11,805	3,674	—	86,879	—
1.25%	—	—	—	—	—
1.25%	799,437	2,836,673	—	3,475,542	—
1.25%	—	—	75,700	—	12,306
1.30%	192,445	187,013	106,089	676,969	18,309
1.35%	—	—	—	—	5,402
1.40%	—	—	—	—	89
1.45%	23,979	14,424	33,673	173,158	835
1.50%	—	—	—	—	200
1.55%	—	—	—	—	83
1.60%	—	—	—	—	79
1.65%	—	—	—	—	88
1.70%	—	—	—	—	83
1.75%	—	—	—	—	78
1.80%	—	—	—	—	88
1.85%	—	—	—	—	78
Total	$8,499,137	$13,457,108	$6,584,485	$28,925,442	$2,106,307

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
0.55%	$5,392	$14,288	$4,443	$72	$10
0.75%	2,290,001	3,009,018	5,576,060	145,904	744,720
0.85%	654,414	813,882	295,289	357,238	967,108
0.95%	1,717,068	3,392,869	2,222,286	549,742	6,415,575
1.00%	284,053	347,412	536,557	96	68,342
1.05%	294,813	778,531	367,975	222,993	498,915
1.10%	12,510	455,705	89,201	52,230	5,296,573
1.15%	—	16	—	76	10
1.20%	126,322	739,509	537,149	163,753	1,447,144
1.25%	—	—	—	—	—
1.25%	—	—	4,384	—	—
1.25%	—	—	—	—	—
1.25%	—	—	10,923,524	—	—
1.25%	6,246	13,566	—	71	10
1.30%	55,549	237,177	14,983	27,151	235,241
1.35%	—	299,754	—	65,093	625,668
1.40%	—	16	—	75	10
1.45%	132	80,360	160	4,042	511,513
1.50%	—	40,139	—	14,418	61,535
1.55%	—	19	—	72	10
1.60%	—	19	—	78	10
1.65%	—	16	—	75	10
1.70%	—	19	—	78	134,476
1.75%	—	13	—	72	10
1.80%	—	16	—	75	10
1.85%	—	13	—	72	10
Total	$5,446,500	$10,222,357	$20,572,011	$1,603,476	$17,006,910

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	97

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$1,252,668	$789,214	$233,187	$102	$1,446
0.75%	1,014,937	13,091,497	9,775,544	635,411	1,115,544
0.85%	2,694,188	80,988,837	52,769,674	101,837	601,015
0.95%	19,704,267	126,257,495	286,310,767	489,437	929,505
1.00%	10	1,833,528	1,291,486	51,207	104,438
1.05%	3,851,495	32,416,696	118,655,434	103,743	379,973
1.10%	11,128,495	79,506,696	148,219,708	7,117	70,830
1.15%	11	1,039,603	6,877,712	—	—
1.20%	1,341,402	13,414,229	31,551,114	12,074	77,381
1.25%	—	—	—	—	—
1.25%	—	—	—	1,085	—
1.25%	—	—	—	2,531,719	—
1.25%	—	—	—	—	—
1.25%	10	24,031	10	—	5,769
1.30%	1,971,389	9,876,030	43,875,243	3,015	96,248
1.35%	5,249,223	11,856,534	19,318,284	—	—
1.40%	11	97,039	1,073,744	—	—
1.45%	360,648	995,748	1,660,935	887	7,212
1.50%	39,267	133,456	518,514	—	—
1.55%	11	11	1,257,287	—	—
1.60%	137,529	26,477	1,716,653	—	—
1.65%	11	11	853,050	—	—
1.70%	11	11	537,652	—	—
1.75%	11	11	11	—	—
1.80%	11	11	12	—	—
1.85%	105,924	11	11	—	—
Total	$48,851,529	$372,347,176	$726,496,032	$3,937,634	$3,389,361

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$21,110	$187	$152	$3,081	$5,201
0.75%	691,868	273,299	932,833	1,972,280	299,416
0.85%	215,355	252,457	244,389	606,944	212,730
0.95%	521,104	323,114	678,383	1,690,981	160,797
1.00%	151,582	79,086	163,711	189,782	23,928
1.05%	234,751	97,997	59,303	388,734	80,773
1.10%	54,796	27,259	18,697	10,981	15,021
1.15%	—	—	—	—	—
1.20%	133,820	10	49,940	80,679	24,812
1.25%	—	—	—	—	—
1.25%	2,763	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,708,573	—	—	—	—
1.25%	—	1,655	9,486	10,364	4,115
1.30%	34,668	1,969	41,178	70,269	21,659
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	11,206	17,040	128	68,333	7,241
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$4,781,596	$1,074,073	$2,198,200	$5,092,428	$855,693

98	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2
0.55%	$2,346	$11,203	$12,062	$249	$50,691
0.75%	159,270	2,045,079	6,513,328	3,677,809	9,344,755
0.85%	52,242	1,426,788	6,218,806	—	3,845,699
0.95%	189,797	2,004,626	5,833,526	2,843,008	5,598,495
1.00%	221	361,946	1,040,503	997,176	1,258,689
1.05%	70,255	1,497,031	3,081,138	—	1,611,628
1.10%	59,470	193,743	1,471,891	—	810,053
1.15%	73	—	150	—	143
1.20%	108,645	374,936	1,051,876	653,754	913,410
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	73	136,911	134,512	—	86,486
1.30%	36,260	408,447	1,125,991	—	381,289
1.35%	91,676	—	295,452	—	42,991
1.40%	72	—	5,347	—	142
1.45%	2,897	89,026	147,230	—	55,218
1.50%	3,787	—	53,593	—	15,457
1.55%	72	—	4,678	—	120
1.60%	72	—	1,556	—	2,313
1.65%	72	—	146	—	140
1.70%	72	—	26,780	—	13,125
1.75%	68	—	243	—	264
1.80%	71	—	144	—	139
1.85%	67	—	159	—	184
Total	$777,578	$8,549,736	$27,019,111	$8,171,996	$24,031,431

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$78	$74	$21,853	$71	$33,715
0.75%	1,446,475	306,669	2,600,714	168,901	2,701,305
0.85%	909,432	148,389	932,778	236,463	1,449,919
0.95%	1,137,348	544,168	1,677,726	649,817	2,432,167
1.00%	219,828	4,918	286,422	2,023	987,323
1.05%	230,812	128,301	519,897	76,352	1,063,207
1.10%	45,265	83,828	38,538	91,123	358,430
1.15%	—	72	—	76	101
1.20%	151,759	47,167	270,596	40,186	549,887
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,944	3,668	9,636	12,670	30,365
1.30%	50,606	53,236	71,689	91,737	397,578
1.35%	—	16,296	—	65,628	30,508
1.40%	—	72	—	75	4,856
1.45%	10,931	36,170	7,098	61,754	48,672
1.50%	—	7,892	—	1,221	12,639
1.55%	—	72	—	74	2,863
1.60%	—	71	—	74	1,399
1.65%	—	71	—	74	99
1.70%	—	71	—	24,442	110
1.75%	—	71	—	74	191
1.80%	—	71	—	74	99
1.85%	—	71	—	74	111
Total	$4,237,478	$1,381,418	$6,436,947	$1,522,983	$10,105,544

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	99

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst
0.55%	$109	$72	$7,752	$69	$11,330
0.75%	2,146,558	113,536	4,824,274	68	2,549,068
0.85%	1,475,883	184,180	—	68	623,340
0.95%	1,850,866	509,672	3,328,032	23,907	1,766,399
1.00%	343,276	7,413	722,374	68	282,897
1.05%	690,579	162,823	—	14,991	347,599
1.10%	260,074	111,885	—	29,321	110,497
1.15%	102	93	—	68	—
1.20%	384,759	96,252	620,293	10,840	268,454
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,210	92	—	68	103,779
1.30%	145,536	33,217	—	14,570	14,055
1.35%	21,092	62,042	—	4,970	—
1.40%	5,107	92	—	68	—
1.45%	33,797	19,931	—	68	1,117
1.50%	12,644	12,833	—	67	—
1.55%	120	92	—	67	—
1.60%	1,371	92	—	67	—
1.65%	101	92	—	67	—
1.70%	12,713	25,255	—	67	—
1.75%	192	91	—	67	—
1.80%	100	91	—	67	—
1.85%	112	91	—	67	—
Total	$7,393,301	$1,339,937	$9,502,725	$99,680	$6,078,535

Subaccount	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
0.55%	$222	$15,312	$154	$7,160	$59,967
0.75%	1,392,056	40,429	3,413,257	411,440	901,676
0.85%	133,440	20,934	658,556	—	1,133,669
0.95%	744,436	73,098	1,550,413	362,230	385,747
1.00%	258,643	72	529,607	9,985	14,756
1.05%	168,346	36,028	433,777	—	678,770
1.10%	30,906	70,742	82,811	—	110,929
1.15%	—	74	—	—	—
1.20%	404,766	197,596	623,939	149,119	11,342
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	244	1,231	9,116	—	10,817
1.30%	13,948	46,910	126,935	—	59,647
1.35%	—	44,440	—	—	—
1.40%	—	72	—	—	—
1.45%	221	72	9,376	—	9,311
1.50%	—	4,842	—	—	—
1.55%	—	72	—	—	—
1.60%	—	72	—	—	—
1.65%	—	72	—	—	—
1.70%	—	72	—	—	—
1.75%	—	72	—	—	—
1.80%	—	72	—	—	—
1.85%	—	72	—	—	—
Total	$3,147,228	$552,356	$7,437,941	$939,934	$3,376,631

100	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy
0.55%	$7,713	$—	$110	$110,826	$24,573
0.75%	1,392,919	228,281	345,591	841,351	163,579
0.85%	1,304,910	—	494,813	—	56,979
0.95%	899,023	220,492	145,066	371,829	205,531
1.00%	94,902	109	5,255	44,696	76,844
1.05%	697,505	—	323,612	—	55,482
1.10%	76,952	—	16,775	—	149,806
1.15%	—	—	—	—	17,964
1.20%	256,313	108	21,092	65,231	47,472
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,353	—	8,316	—	18,772
1.30%	73,351	—	8,369	—	76,361
1.35%	—	—	—	—	23,519
1.40%	—	—	—	—	74
1.45%	9,552	—	11,903	—	25,079
1.50%	—	—	—	—	12,658
1.55%	—	—	—	—	74
1.60%	—	—	—	—	74
1.65%	—	—	—	—	74
1.70%	—	—	—	—	74
1.75%	—	—	—	—	74
1.80%	—	—	—	—	74
1.85%	—	—	—	—	74
Total	$4,847,493	$448,990	$1,380,902	$1,433,933	$955,211

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$77	$90	$—	$124	$—
0.75%	116,486	28,407	594,337	1,131,727	929,314
0.85%	85,210	89	—	1,348,851	—
0.95%	329,804	18,623	133,070	632,597	745,753
1.00%	12,624	88	13,202	118,782	47,787
1.05%	35,130	76,647	—	728,807	—
1.10%	137,337	4,662	—	50,428	—
1.15%	75	88	—	155	—
1.20%	9,807	17,709	3,224	76,530	10,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	75	87	—	26,767	—
1.30%	75	87	—	57,437	—
1.35%	20,249	13,165	—	431	—
1.40%	74	87	—	153	—
1.45%	74	87	—	1,469	—
1.50%	74	4,372	—	10,411	—
1.55%	74	86	—	179	—
1.60%	74	1,387	—	178	—
1.65%	74	86	—	152	—
1.70%	25,764	86	—	177	—
1.75%	74	78	—	169	—
1.80%	74	86	—	151	—
1.85%	73	78	—	168	—
Total	$773,378	$166,175	$743,833	$4,185,843	$1,733,007

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	101

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$84	$7,994	$21,912	$35,936	$13,333
0.75%	72,746	1,394,312	1,119,154	2,100,283	771,340
0.85%	34,891	731,742	—	923,078	935,311
0.95%	101,048	1,158,154	607,340	1,655,644	561,881
1.00%	117,241	139,150	65,860	255,213	66,303
1.05%	22,254	450,488	—	751,577	253,227
1.10%	68,572	25,191	—	168,872	32,125
1.15%	82	—	—	120	—
1.20%	5,832	31,331	22,764	246,030	50,979
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,727	16,521	—	9,717	4,381
1.30%	120	43,684	—	257,618	29,766
1.35%	25,504	—	—	212,342	—
1.40%	82	—	—	4,310	—
1.45%	587	14,072	—	85,908	7,132
1.50%	727	—	—	5,735	—
1.55%	81	—	—	144	—
1.60%	81	—	—	144	—
1.65%	81	—	—	118	—
1.70%	81	—	—	143	—
1.75%	81	—	—	121	—
1.80%	81	—	—	117	—
1.85%	81	—	—	121	—
Total	$452,064	$4,012,639	$1,837,030	$6,713,291	$2,725,778

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$12,485	$70	$110	$1,464	$27,340
0.75%	381,449	3,534	423,123	1,083,787	6,042,419
0.85%	382,726	70	315,945	1,109,845	2,965,618
0.95%	396,008	35,134	348,311	1,663,095	4,252,706
1.00%	16,272	69	27,488	228,991	1,036,626
1.05%	193,476	69	157,179	471,413	2,313,861
1.10%	94,026	1,915	33,592	232,331	608,892
1.15%	92	69	—	181	71
1.20%	50,589	10,420	37,948	491,917	1,232,676
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,165	69	4,602	33,570	40,320
1.30%	21,185	69	32,503	175,644	1,138,456
1.35%	45,088	896	—	17,525	2,159
1.40%	92	69	—	5,341	71
1.45%	405	69	11,925	37,911	120,254
1.50%	543	69	—	1,286	70
1.55%	110	69	—	156	70
1.60%	109	68	—	156	74
1.65%	91	68	—	178	70
1.70%	109	68	—	155	25,292
1.75%	84	68	—	174	70
1.80%	90	68	—	177	70
1.85%	84	68	—	173	70
Total	$1,600,278	$53,068	$1,392,726	$5,555,470	$19,807,255

102	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.55%	$161	$39,402	$78	$2,062	$3,518
0.75%	518,677	1,915,508	5,045	28,732	965,836
0.85%	563,875	1,406,310	19,810	40,009	—
0.95%	1,097,715	1,721,925	45,115	267,924	787,711
1.00%	103,602	582,952	74	2,088	147,994
1.05%	565,222	1,183,746	15,431	2,086	—
1.10%	58,562	364,260	12,644	3,161	—
1.15%	114	66	73	2,080	—
1.20%	85,748	493,463	73	45,440	119,793
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,329	51,248	72	2,075	—
1.30%	23,182	255,772	5,042	12,668	—
1.35%	34,274	7,059	4,285	8,530	—
1.40%	5,540	71	72	2,066	—
1.45%	542	46,801	6,326	23,161	—
1.50%	869	64	67	5,237	—
1.55%	135	2,146	71	2,058	—
1.60%	135	78	71	3,389	—
1.65%	112	20,735	71	2,053	—
1.70%	134	78	71	2,050	—
1.75%	202	63	67	2,047	—
1.80%	112	69	71	2,045	—
1.85%	123	63	66	2,042	—
Total	$3,061,365	$8,091,879	$114,695	$463,003	$2,024,852

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$117	$137	$2,030	$263,982	$769,135
0.75%	622,826	523,678	16,467	4,234,987	6,970,494
0.85%	—	—	12,109	21,559,559	27,657,401
0.95%	181,211	213,766	40,949	10,550,493	3,810,796
1.00%	64,034	10,708	19,527	608,351	1,641,451
1.05%	—	—	10,487	1,953,838	11,623,840
1.10%	—	—	69,655	4,241,829	6,289,498
1.15%	—	—	83	13	—
1.20%	4,204	1,415	9,983	3,786,633	951,254
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	83	84,868	115,303
1.30%	—	—	5,840	1,821,167	3,362,796
1.35%	—	—	6,244	755,122	—
1.40%	—	—	84	13	—
1.45%	—	—	3,591	2,432,928	75,381
1.50%	—	—	83	22,783	—
1.55%	—	—	83	16	—
1.60%	—	—	83	112,955	—
1.65%	—	—	83	13	—
1.70%	—	—	83	21,520	—
1.75%	—	—	83	12	—
1.80%	—	—	83	13	—
1.85%	—	—	83	12	—
Total	$872,392	$749,704	$197,796	$52,451,107	$63,267,349

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	103

Subaccount	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
0.55%	$83	$75	$20,949	$70	$26,406
0.75%	31,611	2,779,960	2,647,021	6,031,857	2,224,576
0.85%	76,473	1,539,895	8,677,723	20,656,001	2,229,653
0.95%	90,812	2,110,040	6,178,296	3,475,247	2,148,478
1.00%	17,196	553,830	425,607	882,948	485,289
1.05%	8,355	733,540	2,026,526	11,424,746	1,370,752
1.10%	151,276	47,818	5,524,411	4,390,040	309,433
1.15%	82	—	17,927	—	—
1.20%	15,212	519,344	4,346,029	1,314,310	310,194
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,874	1,370	15,952	363,741	13,632
1.30%	350	255,439	535,494	2,674,423	138,459
1.35%	82	—	148,542	—	—
1.40%	82	—	20	—	—
1.45%	14,069	11,087	4,748,280	2,440,207	25,760
1.50%	82	—	38,387	—	—
1.55%	82	—	646,339	—	—
1.60%	82	—	102,925	—	—
1.65%	82	—	11	—	—
1.70%	82	—	20,948	—	—
1.75%	82	—	10	—	—
1.80%	82	—	11	—	—
1.85%	82	—	10	—	—
Total	$410,213	$8,552,398	$36,121,418	$53,653,590	$9,282,632

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$14	$627,359	$19,598	$281,939	$1,480,750
0.75%	18,223,597	75,380,289	12,995,129	32,805,234	5,399,796
0.85%	102,718,811	307,636,177	76,024,994	118,428,791	17,968,069
0.95%	128,081,627	44,679,690	53,953,374	17,249,348	27,079,891
1.00%	3,252,521	17,857,451	1,400,401	5,521,167	461,172
1.05%	27,176,124	140,511,769	8,252,517	43,967,147	6,128,663
1.10%	26,322,340	77,862,089	17,762,053	20,072,631	6,906,926
1.15%	299,365	—	13	—	1,417,719
1.20%	78,513,535	8,128,164	31,589,626	2,221,653	15,019,102
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	43,675	1,132,178	264,248	715,992	102,593
1.30%	15,340,815	37,334,153	6,032,601	7,452,119	4,957,211
1.35%	7,410,255	—	2,459,843	—	1,828,783
1.40%	167,334	—	5,750	—	217,879
1.45%	16,945,838	807,279	2,915,641	1,533,539	3,349,922
1.50%	290,752	—	599,427	—	52,767
1.55%	888,587	—	439,354	—	1,432,898
1.60%	1,639,911	—	55,009	—	329,324
1.65%	12	—	12	—	388,701
1.70%	488,328	—	102,204	—	112,971
1.75%	10	—	11	—	11
1.80%	12	—	12	—	95,243
1.85%	200,731	—	82,738	—	91,708
Total	$428,004,194	$711,956,598	$214,954,555	$250,249,560	$94,822,099

104	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2
0.55%	$13	$73	$73	$5,534	$75
0.75%	17,690,467	3,000	9,825	2,675,195	4,243
0.85%	55,006,438	73	14,206	541,094	4,964
0.95%	10,327,847	4,856	9,154	1,395,452	64,967
1.00%	1,544,944	73	73	340,056	74
1.05%	33,178,605	14,893	76	243,115	77
1.10%	13,633,648	73	2,618	49,140	74
1.15%	—	73	73	—	74
1.20%	2,303,091	16,281	4,240	391,198	14,829
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	252,755	73	73	665	74
1.30%	8,376,889	73	72	63,486	5,494
1.35%	—	73	72	—	34,106
1.40%	—	73	72	—	74
1.45%	1,352,430	73	72	14	74
1.50%	—	73	72	—	74
1.55%	—	73	72	—	74
1.60%	—	73	72	—	74
1.65%	—	73	72	—	74
1.70%	—	12,888	25,581	—	74
1.75%	—	73	72	—	73
1.80%	—	73	72	—	73
1.85%	—	73	72	—	73
Total	$143,667,127	$53,159	$66,784	$5,704,949	$129,788

Subaccount	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$15	$112	$75	$15,841	$62,791
0.75%	822,389	175,027	405,340	4,731,985	6,735,904
0.85%	712,231	155,708	432,234	1,714,482	3,000,494
0.95%	309,665	133,917	746,569	2,951,776	4,764,475
1.00%	133,802	25,008	74	821,459	983,471
1.05%	374,774	183,040	61,133	938,740	1,137,608
1.10%	35,104	871	87,865	216,881	247,532
1.15%	—	—	74	—	—
1.20%	118,308	18,011	102,563	468,893	698,318
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11	12,960	74	14,245	32,103
1.30%	55,484	34,119	24,319	261,462	275,374
1.35%	—	—	44,181	—	—
1.40%	—	—	74	—	—
1.45%	2,204	568	76	26,006	23,911
1.50%	—	—	74	—	—
1.55%	—	—	76	—	—
1.60%	—	—	76	—	—
1.65%	—	—	74	—	—
1.70%	—	—	26,143	—	—
1.75%	—	—	20,379	—	—
1.80%	—	—	74	—	—
1.85%	—	—	74	—	—
Total	$2,563,987	$739,341	$1,951,621	$12,161,770	$17,961,981

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	105

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$—	$10,588	$267	$102	$70
0.75%	1,431,643	799,544	1,143,007	889,685	30,237
0.85%	—	333,472	460,787	675,115	22,642
0.95%	577,850	574,132	814,911	614,890	115,194
1.00%	181,958	200,149	212,849	107,944	22,727
1.05%	—	370,082	468,258	331,566	68
1.10%	—	42,804	59,188	367,140	39,062
1.15%	—	—	106	100	68
1.20%	30,899	57,967	69,907	109,023	7,750
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	81	6,122	22,612	68
1.30%	—	52,632	34,941	24,114	68
1.35%	—	—	7,915	43,631	3,833
1.40%	—	—	105	99	68
1.45%	—	8,840	5,079	34,158	3,132
1.50%	—	—	741	5,204	6,184
1.55%	—	—	122	121	68
1.60%	—	—	122	2,397	68
1.65%	—	—	104	99	68
1.70%	—	—	122	120	68
1.75%	—	—	90	95	68
1.80%	—	—	103	98	67
1.85%	—	—	90	94	67
Total	$2,222,350	$2,450,291	$3,284,936	$3,228,407	$251,645

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	297	$1.09	to	$1.05	$321	0.87%	0.55%	to	1.85%	(1.85%)		to	(3.11%)
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(8)	to	4.09	%(8)
AB VPS Global Thematic Gro, Cl B
2015	853	$1.43	to	$1.42	$1,244	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97	to	$1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
AB VPS Gro & Inc, Cl B
2015	3,011	$1.87	to	$1.61	$5,616	1.20%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09	to	$0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
AB VPS Intl Val, Cl B
2015	5,809	$1.17	to	$0.80	$8,303	2.11%	0.55%	to	1.45%	1.84%		to	0.93%
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89	to	$0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
ALPS Alerian Engy Infr, Class III
2015	1,451	$0.73	to	$0.71	$1,053	0.84%	0.55%	to	1.85%	(38.26%)		to	(39.07%)
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(9)	to	5.88	%(9)

106	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2015	894	$1.70	to	$2.03	$1,476	0.22%	0.55%	to	1.20%	(0.05%)		to	(0.69%)
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24	to	$1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
AC VP Mid Cap Val, Cl II
2015	2,380	$1.73	to	$1.99	$4,591	1.50%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02	to	$1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
AC VP Ultra, Cl II
2015	1,269	$1.91	to	$1.92	$2,444	0.30%	0.55%	to	1.45%	5.47%		to	4.52%
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07	to	$1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%)
AC VP Val, Cl II
2015	7,631	$1.87	to	$1.19	$15,370	1.98%	0.55%	to	1.85%	(4.55%)		to	(5.78%)
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(8)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(7)
2011	10,663	$1.17	to	$1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%)
BlackRock Global Alloc, Cl III
2015	5,408	$1.17	to	$1.04	$6,240	1.16%	0.55%	to	1.85%	(1.54%)		to	(2.82%)
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(8)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(7)	to	1.83	%(7)
Calvert VP SRI Bal, Cl I
2015	962	$1.60	to	$1.76	$1,401	0.11%	0.55%	to	1.20%	(2.72%)		to	(3.36%)
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17	to	$1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
Col VP Bal, Cl 3
2015	7,199	$1.82	to	$1.19	$13,912	—	0.55%	to	1.85%	1.15%		to	(0.16%)
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(8)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(7)
2011	6,971	$1.19	to	$1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
Col VP Govt Money Mkt, Cl 3
2015	13,090	$1.08	to	$0.96	$13,887	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2011	23,583	$1.11	to	$1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
Col VP Commodity Strategy, Cl 2
2015	102	$0.55	to	$0.53	$57	—	0.55%	to	1.85%	(24.19%)		to	(25.17%)
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(9)	to	(6.65	%)(9)
Col VP Contrarian Core, Cl 2
2015	745	$1.39	to	$1.35	$1,027	—	0.55%	to	1.85%	2.17%		to	0.85%
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(8)	to	18.84	%(8)
Col VP Long Govt/Cr Bond, Cl 2
2015	499	$0.99	to	$0.96	$490	1.90%	0.55%	to	1.85%	(0.77%)		to	(2.05%)
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(9)	to	(5.29	%)(9)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	107

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Div Abs Return, Cl 2
2015	104	$0.91	to	$0.88	$94	—	0.55%	to	1.85%	(1.38%)		to	(2.65%)
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(8)	to	(5.96	%)(8)
Col VP Divd Opp, Cl 3
2015	14,185	$1.88	to	$1.40	$30,245	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25	to	$0.96	$39,787	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
Col VP Emerg Mkts Bond, Cl 2
2015	332	$0.90	to	$0.87	$296	1.62%	0.55%	to	1.85%	(1.86%)		to	(3.13%)
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(8)	to	(10.27	%)(8)
Col VP Emer Mkts, Cl 3
2015	4,709	$2.02	to	$1.26	$8,778	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97	to	$1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
Col VP Global Bond, Cl 3
2015	5,683	$1.22	to	$1.12	$8,499	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34	to	$1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
Col VP Hi Yield Bond, Cl 3
2015	6,051	$1.95	to	$1.66	$13,457	5.97%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58	to	$1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
Col VP Inc Opp, Cl 3
2015	3,718	$1.87	to	$1.63	$6,584	9.19%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54	to	$1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
Col VP Inter Bond, Cl 3
2015	17,809	$1.46	to	$1.31	$28,925	1.32%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34	to	$1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
Col VP Intl Opp, Cl 2
2015	1,858	$1.11	to	$1.04	$2,106	0.29%	0.55%	to	1.85%	(0.58%)		to	(1.87%)
2014	2,092	$1.11	to	$1.06	$2,403	0.03%	0.55%	to	1.85%	(5.61%)		to	(6.84%)
2013	2,166	$1.18	to	$1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16	%(8)
2012	2,207	$0.99	to	$1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35	%(7)
2011	2,738	$0.84	to	$1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%)		to	(17.60%)
Col VP Lg Cap Gro, Cl 3
2015	4,927	$2.04	to	$1.76	$5,446	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07	to	$0.96	$3,902	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)

108	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2015	6,084	$1.96	to	$1.28	$10,222	—	0.55%	to	1.85%	0.31%		to	(0.99%)
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(8)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(7)
2011	6,611	$1.15	to	$1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%)
Col VP Disciplined Core, Cl 3
2015	11,735	$1.91	to	$1.63	$20,572	—	0.55%	to	1.45%	0.20%		to	(0.70%)
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11	to	$0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
Col VP Limited Duration Cr, Cl 2
2015	1,573	$0.92	to	$0.93	$1,603	4.64%	0.55%	to	1.85%	(3.01%)		to	(4.29%)
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(11)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(8)
2012	290	$1.08	to	$1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(7)
2011	126	$1.02	to	$1.01	$129	1.58%	0.85%	to	1.70%	1.24%		to	0.37%
Col VP Man Vol Conserv, Cl 2
2015	16,694	$1.02	to	$1.00	$17,007	—	0.55%	to	1.85%	(1.68%)		to	(2.95%)
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
2013	3,948	$1.00	to	$1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(10)	to	(0.26	%)(8)
Col VP Man Vol Conserv Gro, Cl 2
2015	46,715	$1.03	to	$1.03	$48,852	—	0.55%	to	1.85%	(2.37%)		to	(3.63%)
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
2013	9,664	$1.01	to	$1.04	$10,051	—	0.55%	to	1.85%	0.61	%(10)	to	2.89	%(8)
Col VP Man Vol Gro, Cl 2
2015	343,123	$1.03	to	$1.08	$372,347	—	0.55%	to	1.85%	(3.87%)		to	(5.12%)
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
2013	107,696	$1.03	to	$1.11	$117,097	—	0.55%	to	1.85%	1.95	%(10)	to	9.48	%(8)
Col VP Man Vol Mod Gro, Cl 2
2015	647,141	$1.03	to	$1.05	$726,496	—	0.55%	to	1.85%	(3.05%)		to	(4.31%)
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
2013	361,215	$1.02	to	$1.07	$409,272	—	0.55%	to	1.85%	1.40	%(10)	to	6.57	%(8)
2012	149,031	$1.02	to	$1.02	$152,054	—	0.95%	to	1.80%	1.64	%(7)	to	1.07	%(7)
Col VP Mid Cap Gro, Cl 3
2015	2,309	$1.96	to	$1.79	$3,938	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21	to	$1.15	$3,933	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
Col VP Mid Cap Val, Cl 3
2015	1,743	$1.93	to	$1.64	$3,389	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14	to	$1.00	$3,596	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
Col VP Select Intl Eq, Cl 3
2015	3,361	$1.66	to	$1.20	$4,782	0.92%	0.55%	to	1.45%	4.46%		to	3.52%
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23	to	$0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
Col VP Select Lg Cap Val, Cl 3
2015	613	$1.88	to	$1.58	$1,074	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11	to	$0.97	$849	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 3
2015	988	$1.96	to	$1.71	$2,198	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12	to	$1.01	$2,001	—	0.55%	to	1.45%	(9.02%)		to	(9.83%)
Col VP US Govt Mtge, Cl 3
2015	4,002	$1.20	to	$1.08	$5,092	2.77%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15	to	$1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%)
CS Commodity Return
2015	1,833	$0.48	to	$0.45	$856	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	3,994	$0.90	to	$0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	825	$0.96	to	$0.89	$778	2.76%	0.55%	to	1.85%	(7.05%)		to	(8.26%)
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(8)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67	%(7)	to	2.80	%(7)
EV VT Floating-Rate Inc
2015	6,828	$1.30	to	$1.19	$8,550	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20	to	$1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
Fid VIP Contrafund, Serv Cl 2
2015	15,536	$1.74	to	$1.27	$27,019	0.77%	0.55%	to	1.85%	(0.13%)		to	(1.43%)
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(8)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(7)
2011	21,427	$1.04	to	$1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%)		to	(4.42%)
Fid VIP Gro & Inc, Serv Cl 2
2015	4,191	$1.87	to	$2.12	$8,172	1.81%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%		to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
2011	7,408	$1.13	to	$1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%		to	0.15%
Fid VIP Mid Cap, Serv Cl 2
2015	8,651	$2.39	to	$1.22	$24,031	0.24%	0.55%	to	1.85%	(2.17%)		to	(3.43%)
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%		to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(8)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(7)
2011	15,096	$1.50	to	$1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%)		to	(12.35%)
Fid VIP Overseas, Serv Cl 2
2015	2,705	$1.59	to	$1.17	$4,237	1.07%	0.55%	to	1.45%	2.73%		to	1.81%
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
2011	4,582	$1.09	to	$0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%)		to	(18.53%)
Fid VIP Strategic Inc, Serv Cl 2
2015	1,412	$0.99	to	$0.95	$1,381	2.81%	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(8)	to	(2.95	%)(8)

110	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Frank Global Real Est, Cl 2
2015	3,633	$1.26	to	$1.00	$6,437	3.25%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86	to	$0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
FTVIPT Frank Inc, Cl 2
2015	1,493	$1.03	to	$1.00	$1,523	5.94%	0.55%	to	1.85%	(7.56%)		to	(8.76%)
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(8)	to	4.80	%(8)
FTVIPT Frank Mutual Shares, Cl 2
2015	5,900	$1.73	to	$1.12	$10,106	3.03%	0.55%	to	1.85%	(5.46%)		to	(6.68%)
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(8)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(7)
2011	9,772	$1.18	to	$1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%)		to	(2.71%)
FTVIPT Frank Sm Cap Val, Cl 2
2015	3,132	$1.95	to	$1.11	$7,393	0.63%	0.55%	to	1.85%	(7.90%)		to	(9.09%)
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(8)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(7)
2011	5,110	$1.33	to	$1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%)		to	(5.38%)
FTVIPT Temp Global Bond, Cl 2
2015	1,432	$0.95	to	$0.91	$1,340	8.05%	0.55%	to	1.85%	(4.83%)		to	(6.06%)
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(8)	to	(2.83	%)(8)
GS VIT Mid Cap Val, Inst
2015	2,678	$2.12	to	$2.92	$9,503	0.38%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34	to	$1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
GS VIT Multi-Strategy Alt, Advisor
2015	109	$0.92	to	$0.90	$100	2.90%	0.55%	to	1.85%	(5.40%)		to	(6.63%)
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(11)	to	(3.73	%)(11)
GS VIT U.S. Eq Insights, Inst
2015	3,667	$1.88	to	$1.60	$6,079	1.30%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05	to	$0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
Invesco VI Am Fran, Ser II
2015	2,109	$1.51	to	$1.46	$3,147	—	0.55%	to	1.45%	4.17%		to	3.24%
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(6)	to	(3.63	%)(6)
Invesco VI Bal Risk Alloc, Ser II
2015	568	$0.99	to	$0.95	$552	3.77%	0.55%	to	1.85%	(4.92%)		to	(6.16%)
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(8)	to	(2.94	%)(8)
Invesco VI Comstock, Ser II
2015	4,437	$1.77	to	$1.49	$7,438	1.65%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09	to	$0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser I
2015	593	$1.61	to	$1.56	$940	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92	to	$0.92	$912	—	0.55%	to	1.20%	(8.03	%)(5)	to	(8.43	%)(5)
Invesco VI Global Hlth, Ser II
2015	1,513	$2.23	to	$2.17	$3,377	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10	to	$1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
Invesco VI Intl Gro, Ser II
2015	3,147	$1.69	to	$1.37	$4,847	1.36%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30	to	$1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
Invesco VI Mid Cap Gro, Ser I
2015	315	$1.43	to	$1.41	$449	—	0.75%	to	1.20%	0.45%		to	0.00%
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22	%)(6)	to	(2.52	%)(6)
Invesco VI Mid Cap Gro, Ser II
2015	977	$1.43	to	$1.38	$1,381	—	0.55%	to	1.45%	0.49%		to	(0.41%)
2014	1,096	$1.42	to	$1.39	$1,546	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	1,251	$1.33	to	$1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98	to	$0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(6)	to	(2.69	%)(6)
Invesco VI Tech, Ser I
2015	1,018	$1.97	to	$2.42	$1,434	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22	to	$1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%)		to	(6.19%)
Ivy VIP Asset Strategy
2015	934	$1.04	to	$1.00	$955	0.37%	0.55%	to	1.85%	(8.85%)		to	(10.03%)
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(8)	to	17.27	%(8)
Janus Aspen Flex Bond, Serv
2015	766	$1.02	to	$0.98	$773	2.07%	0.55%	to	1.85%	(0.60%)		to	(1.90%)
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(8)	to	(2.82	%)(8)
Janus Aspen Gbl Alloc Mod, Serv
2015	142	$1.18	to	$1.04	$166	0.81%	0.55%	to	1.85%	(2.89%)		to	(4.16%)
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(8)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(7)	to	2.54	%(7)
Janus Aspen Global Tech, Serv
2015	793	$0.93	to	$3.15	$744	—	0.75%	to	1.20%	3.86%		to	3.40%
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52	to	$1.79	$874	—	0.75%	to	1.20%	(9.34%)		to	(9.75%)
Janus Aspen Janus, Serv
2015	2,641	$1.63	to	$1.35	$4,186	0.45%	0.55%	to	1.85%	4.50%		to	3.15%
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(8)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(6)
2011	6,490	$0.92	to	$1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%)		to	(7.13%)

112	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Overseas, Serv
2015	1,319	$1.31	to	$2.48	$1,733	0.50%	0.75%	to	1.20%	(9.48%)		to	(9.89%)
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30	to	$2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%)		to	(33.14%)
Lazard Ret Global Dyn MA, Serv
2015	401	$1.14	to	$1.10	$452	—	0.55%	to	1.85%	(0.98%)		to	(2.27%)
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(8)	to	9.60	%(8)
MFS Mass Inv Gro Stock, Serv Cl
2015	4,107	$0.98	to	$0.97	$4,013	0.61%	0.55%	to	1.45%	(2.04	%)(12)	to	(2.71	%)(12)
MFS New Dis, Serv Cl
2015	1,097	$2.21	to	$2.59	$1,837	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46	to	$1.76	$3,023	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
MFS Utilities, Serv Cl
2015	2,862	$2.53	to	$0.98	$6,713	3.85%	0.55%	to	1.85%	(15.22%)		to	(16.31%)
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(8)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(7)
2011	5,023	$1.99	to	$1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
MS UIF Global Real Est, Cl II
2015	2,015	$1.38	to	$1.30	$2,726	2.22%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94	to	$0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
MS UIF Mid Cap Gro, Cl II
2015	919	$1.70	to	$1.14	$1,600	—	0.55%	to	1.85%	(6.50%)		to	(7.72%)
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(8)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(7)
2011	2,046	$1.21	to	$1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%)		to	(8.74%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	56	$0.93	to	$0.91	$53	—	0.55%	to	1.85%	(5.59%)		to	(6.80%)
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(11)	to	(2.11	%)(11)
NB AMT Intl Eq, Cl S
2015	1,263	$1.09	to	$1.13	$1,393	0.99%	0.55%	to	1.45%	0.97%		to	0.07%
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81	to	$0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
Oppen Global VA, Serv
2015	3,039	$2.05	to	$1.18	$5,555	1.07%	0.55%	to	1.85%	3.10%		to	1.77%
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(8)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(7)
2011	5,107	$1.29	to	$1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%)		to	(10.07%)
Oppen Global Strategic Inc VA, Srv
2015	13,716	$1.53	to	$0.93	$19,807	5.49%	0.55%	to	1.85%	(3.02%)		to	(4.28%)
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(8)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39	to	$1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Main St Sm Cap VA, Serv
2015	1,551	$2.16	to	$1.22	$3,061	0.62%	0.55%	to	1.85%	(6.61%)		to	(7.82%)
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(8)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(7)
2011	1,635	$1.27	to	$1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%)		to	(4.03%)
PIMCO VIT All Asset, Advisor Cl
2015	6,336	$1.33	to	$0.85	$8,092	2.98%	0.55%	to	1.85%	(9.69%)		to	(10.87%)
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(8)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(7)
2011	15,081	$1.29	to	$1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2015	118	$0.98	to	$0.91	$115	1.77%	0.55%	to	1.85%	(0.81%)		to	(2.09%)
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(8)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(7)	to	2.06	%(7)
PIMCO VIT Tot Return, Advisor Cl
2015	439	$1.00	to	$0.96	$463	4.84%	0.55%	to	1.85%	(0.54%)		to	(1.83%)
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(8)	to	(4.83	%)(8)
Put VT Global Hlth Care, Cl IB
2015	771	$2.85	to	$3.01	$2,025	7.92%	0.55%	to	1.20%	7.20%		to	6.50%
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22	to	$1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
Put VT Intl Eq, Cl IB
2015	560	$1.44	to	$1.83	$872	1.20%	0.55%	to	1.20%	(0.41%)		to	(1.06%)
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01	to	$1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
Put VT Multi-Cap Gro, Cl IB
2015	403	$1.88	to	$1.82	$750	1.66%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07	to	$1.06	$856	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.22%)
VanEck VIP Global Gold, Cl S
2015	368	$0.54	to	$0.52	$198	—	0.55%	to	1.85%	(24.57%)		to	(25.55%)
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(8)	to	(23.82	%)(8)
VP Aggr, Cl 2
2015	35,217	$1.52	to	$1.12	$52,451	—	0.55%	to	1.85%	(1.30%)		to	(2.58%)
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(8)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(7)
2011	29,999	$1.08	to	$1.11	$32,283	—	0.55%	to	1.70%	(3.63%)		to	(4.73%)
VP Aggr, Cl 4
2015	42,374	$1.53	to	$1.45	$63,267	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09	to	$1.07	$90,296	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
VP AQR Man Fut Strategy, Cl 2
2015	369	$1.12	to	$1.08	$410	16.50%	0.55%	to	1.85%	(0.63%)		to	(1.93%)
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(8)	to	0.59	%(8)

114	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP BR Gl Infl Prot Sec, Cl 3
2015	6,372	$1.41	to	$1.25	$8,552	37.00%	0.55%	to	1.45%	(2.03%)	to	(2.91%)
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%	to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)	to	(6.85%)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%	to	4.08%
2011	14,976	$1.35	to	$1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%	to	8.45%
VP Conserv, Cl 2
2015	30,670	$1.21	to	$1.00	$36,121	—	0.55%	to	1.85%	(0.71%)	to	(1.99%)
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%	to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%	to	(0.75	%)(8)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%	to	1.86	%(7)
2011	46,252	$1.08	to	$1.06	$49,350	—	0.55%	to	1.70%	2.67%	to	1.49%
VP Conserv, Cl 4
2015	45,333	$1.21	to	$1.15	$53,654	—	0.55%	to	1.45%	(0.70%)	to	(1.60%)
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%	to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%	to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%	to	5.72%
2011	121,004	$1.08	to	$1.06	$129,269	—	0.55%	to	1.45%	2.67%	to	1.75%
VP Loomis Sayles Gro II, Cl 1
2015	5,230	$1.77	to	$1.78	$9,283	0.11%	0.55%	to	1.45%	1.61%	to	0.70%
2014	6,204	$1.74	to	$1.76	$10,874	0.22%	0.55%	to	1.45%	8.82%	to	7.84%
2013	7,077	$1.60	to	$1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%	to	33.69%
2012	8,484	$1.19	to	$1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%	to	10.61%
2011	11,322	$1.06	to	$1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%)	to	(4.04%)
VP Mod, Cl 2
2015	318,583	$1.38	to	$1.05	$428,004	—	0.55%	to	1.85%	(1.10%)	to	(2.39%)
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%	to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%	to	4.35	%(8)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%	to	2.31	%(7)
2011	242,627	$1.09	to	$1.09	$263,319	—	0.55%	to	1.70%	(0.28%)	to	(1.42%)
VP Mod, Cl 4
2015	526,898	$1.38	to	$1.31	$711,957	—	0.55%	to	1.45%	(1.10%)	to	(1.99%)
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%	to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%	to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%	to	9.25%
2011	675,653	$1.09	to	$1.08	$734,628	—	0.55%	to	1.45%	(0.19%)	to	(1.08%)
VP Mod Aggr, Cl 2
2015	151,586	$1.45	to	$1.08	$214,955	—	0.55%	to	1.85%	(1.27%)	to	(2.55%)
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%	to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%	to	7.43	%(8)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%	to	2.02	%(7)
2011	131,371	$1.09	to	$1.10	$142,553	—	0.55%	to	1.70%	(1.97%)	to	(3.09%)
VP Mod Aggr, Cl 4
2015	175,613	$1.46	to	$1.38	$250,250	—	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%	to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%	to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%	to	10.59%
2011	354,776	$1.09	to	$1.08	$385,889	—	0.55%	to	1.45%	(1.88%)	to	(2.76%)
VP Mod Conserv, Cl 2
2015	75,500	$1.29	to	$1.03	$94,822	—	0.55%	to	1.85%	(0.77%)	to	(2.06%)
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%	to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%	to	1.70	%(8)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%	to	1.88	%(7)
2011	76,602	$1.09	to	$1.08	$82,606	—	0.55%	to	1.70%	1.30%	to	0.14%
VP Mod Conserv, Cl 4
2015	113,383	$1.30	to	$1.23	$143,667	—	0.55%	to	1.45%	(0.84%)	to	(1.74%)
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%	to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%	to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%	to	7.25%
2011	201,183	$1.09	to	$1.07	$217,531	—	0.55%	to	1.45%	1.39%	to	0.48%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Multi-Mgr Div Inc, Cl 2
2015	54	$0.98	to	$0.96	$53	3.71%	0.55%	to	1.85%	(1.45%)		to	(2.73%)
2014	5	$0.99	to	$0.98	$7	1.19%	0.55%	to	1.85%	(0.94	%)(11)	to	(1.59	%)(11)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	68	$0.97	to	$0.95	$67	3.57%	0.55%	to	1.85%	(2.02%)		to	(3.29%)
2014	10	$0.99	to	$0.99	$11	1.79%	0.55%	to	1.85%	(0.83	%)(11)	to	(1.48	%)(11)
VP Ptnrs Sm Cap Val, Cl 3
2015	2,377	$1.88	to	$1.52	$5,705	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36	to	$1.14	$9,817	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
VP Lazard Intl Eq Adv, Cl 2
2015	130	$1.00	to	$0.97	$130	2.87%	0.55%	to	1.85%	(4.23%)		to	(5.48%)
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(9)	to	4.57	%(9)
VP MFS Blended Res Core Eq, Cl 3
2015	1,758	$1.49	to	$1.41	$2,564	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95	to	$0.93	$4,367	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
VP Vty Sycamore Estb Val, Cl 3
2015	370	$2.13	to	$1.83	$739	—	0.55%	to	1.45%	(0.39%)		to	(1.29%)
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22	to	$1.09	$470	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
VP WF Short Duration Govt, Cl 2
2015	1,960	$1.00	to	$0.95	$1,952	0.81%	0.55%	to	1.85%	(0.47%)		to	(1.77%)
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(11)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(8)
2012	227	$1.03	to	$1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(7)
2011	179	$1.02	to	$1.00	$182	0.81%	0.85%	to	1.70%	1.33%		to	0.46%
Wanger Intl
2015	5,689	$2.45	to	$1.55	$12,162	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76	to	$1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
Wanger USA
2015	6,849	$2.12	to	$1.77	$17,962	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29	to	$1.12	$22,222	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
WF VT Index Asset Alloc, Cl 2
2015	1,081	$2.05	to	$2.21	$2,222	1.03%	0.75%	to	1.20%	0.49%		to	0.04%
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31	to	$1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
WF VT Intl Eq, Cl 2
2015	1,899	$1.45	to	$1.05	$2,450	3.96%	0.55%	to	1.45%	1.24%		to	0.33%
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13	to	$0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%)		to	(14.16%)

116	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Opp, Cl 2
2015	1,495	$2.10	to	$1.20	$3,285	0.13%	0.55%	to	1.85%	(3.61%)		to	(4.87%)
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(8)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(7)
2011	3,066	$1.33	to	$1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%)		to	(7.11%)
WF VT Sm Cap Gro, Cl 2
2015	1,507	$2.32	to	$1.24	$3,228	—	0.55%	to	1.85%	(3.41%)		to	(4.66%)
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(8)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(7)
2011	3,049	$1.54	to	$1.20	$4,431	—	0.55%	to	1.70%	(5.12%)		to	(6.20%)
WA Var Global Hi Yd Bond, Cl II
2015	272	$0.93	to	$0.90	$252	5.37%	0.55%	to	1.85%	(6.59%)		to	(7.80%)
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(8)	to	0.16	%(8)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on April 30, 2012.
(8)	New subaccount operations commenced on April 29, 2013.
(9)	New subaccount operations commenced on April 30, 2013.
(10)	New subaccount operations commenced on Nov. 18, 2013.
(11)	New subaccount operations commenced on June 30, 2014.
(12)	New subaccount operations commenced on March 27, 2015.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	117

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	21	6	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06
Accumulation unit value at end of period	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	162	170	174	252	275	308	372	309	363	746
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12
Accumulation unit value at end of period	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,707	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88
Accumulation unit value at end of period	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52
Number of accumulation units outstanding at end of period (000 omitted)	2,043	2,442	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	207	80	—	—	—	—	—	—	—
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16
Accumulation unit value at end of period	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	541	634	731	822	954	1,230	1,185	1,439	1,767	1,718
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—
Accumulation unit value at end of period	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	441	545	735	893	1,061	1,287	2,587	3,176	3,100	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04
Accumulation unit value at end of period	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	278	383	514	601	628	824	884	782	920	4,333
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35
Accumulation unit value at end of period	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	1,905	2,330	2,727	3,322	3,902	5,111	6,018	7,174	9,957	10,957
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,104	737	571	70	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	555	604	709	798	868	1,043	1,088	1,279	1,519	1,455
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98
Accumulation unit value at end of period	$1.64	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,399	1,397	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	69	45	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78
Accumulation unit value at end of period	$1.35	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	4,130	4,703	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411

118	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	7	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50
Accumulation unit value at end of period	$2.34	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	4,412	5,121	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	93	79	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85
Accumulation unit value at end of period	$2.55	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	908	1,004	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39
Accumulation unit value at end of period	$1.70	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,512	1,805	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06
Accumulation unit value at end of period	$1.11	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,878	3,047	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28
Accumulation unit value at end of period	$2.33	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,639	2,026	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03
Accumulation unit value at end of period	$1.83	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,086	1,412	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25
Accumulation unit value at end of period	$1.74	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5,203	6,160	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.09	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	452	523	621	696	847	1,089	1,464	1,986	1,950	3,548
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54
Accumulation unit value at end of period	$0.97	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	2,361	2,509	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89
Accumulation unit value at end of period	$1.60	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,886	2,012	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	805	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	732	259	261	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	992	1,095	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	119

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,729	11,658	4,144	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,514	11,841	4,474	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	305	336	431	522	640	835	1,066	1,091	1,416	1,560
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19
Accumulation unit value at end of period	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	527	648	660	754	970	1,211	2,304	3,561	2,944	5,108
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87
Accumulation unit value at end of period	$1.18	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	584	685	777	918	1,288	1,549	1,835	2,245	2,990	3,257
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07
Accumulation unit value at end of period	$1.84	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	149	151	206	233	256	168	91	95	137	187
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30
Accumulation unit value at end of period	$2.30	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	406	461	547	551	665	926	1,132	1,628	1,938	2,442
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16
Accumulation unit value at end of period	$1.35	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,465	1,920	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	638	676	738	985	1,206	1,289	1,510	1,174	752	2,782
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	161	136	62	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,594	2,025	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,822	4,286	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13
Accumulation unit value at end of period	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,902	2,142	2,425	2,949	3,672	5,019	6,741	8,267	10,186	12,329
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85
Accumulation unit value at end of period	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	2,672	3,212	3,808	4,722	5,651	7,443	11,345	14,767	16,235	17,466
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40
Accumulation unit value at end of period	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	822	953	1,072	1,227	1,667	2,645	3,386	4,277	5,424	5,781
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	399	1,057	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23
Accumulation unit value at end of period	$2.33	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67
Number of accumulation units outstanding at end of period (000 omitted)	1,098	1,250	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096

120	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	940	635	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29
Accumulation unit value at end of period	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,717	2,014	2,575	3,385	4,613	5,877	7,136	9,225	9,112
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92
Accumulation unit value at end of period	$3.26	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	658	887	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	136	54	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09
Accumulation unit value at end of period	$3.70	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,486	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95
Accumulation unit value at end of period	$1.61	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,580	1,885	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	927	1,168	1,637	2,214	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	62	66	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07
Accumulation unit value at end of period	$1.73	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,976	2,308	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.58	$1.41	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	300	294	345	550	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	412	379	409	409	471	504	601	590	419	1,896
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09
Accumulation unit value at end of period	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	839	799	837	947	1,103	1,381	6,218	5,525	2,450	32
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	166	195	253	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	312	377	449	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73
Accumulation unit value at end of period	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	630	671	728	858	986	1,234	1,165	1,165	1,261	1,350
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	216	88	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	121

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	31	21	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	22	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41
Accumulation unit value at end of period	$0.93	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	640	666	725	892	1,129	1,435	1,480	1,274	1,368	1,138
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	705	892	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—
Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00
Accumulation unit value at end of period	$1.31	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	710	826	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	58	13	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,426	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83
Accumulation unit value at end of period	$1.66	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	675	752	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37
Accumulation unit value at end of period	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	759	935	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00
Accumulation unit value at end of period	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	568	652	752	749	931	966	3,120	4,528	2,291	2,781
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	229	259	317	522	673	774	1,089	1,210	1,294	2,389
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	397	384	416	533	636	714	4,378	4,519	3,528	3,236
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21
Accumulation unit value at end of period	$2.00	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	541	624	840	977	1,190	1,599	1,943	2,308	3,032	3,158
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04
Accumulation unit value at end of period	$1.49	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4,047	5,056	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14
Accumulation unit value at end of period	$2.11	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	245	283	329	397	454	619	844	1,049	1,233	1,204
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,474	2,070	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475

122	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	8	3	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	91	47	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09
Accumulation unit value at end of period	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	371	410	420	440	505	581	765	1,013	1,144	1,397
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29
Accumulation unit value at end of period	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	406	451	482	601	813	1,000	1,406	1,843	2,419	2,803
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	292	322	413	551	785	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	24	24	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,810	3,512	3,263	2,605	2,418	782	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,620	5,344	7,159	9,393	10,873	12,544	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	44	19	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04
Accumulation unit value at end of period	$1.37	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,022	2,441	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,209	2,281	2,698	4,118	3,714	1,170	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,034	5,937	7,897	12,671	13,381	11,054	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	11	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.73	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,283	1,657	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	564	774	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,359	15,449	14,217	12,841	10,721	5,136	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	123

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,182	63,193	68,668	75,197	82,805	97,423	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,044	10,291	10,483	9,367	8,285	3,243	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,800	25,853	38,781	45,332	49,673	54,821	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,219	4,673	5,745	5,719	4,225	1,619	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,802	15,860	18,794	23,712	26,508	28,686	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	5	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60
Accumulation unit value at end of period	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	1,003	1,201	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04
Accumulation unit value at end of period	$2.09	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	84	97	138	93	114	125	133	261	377	381
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	188	—	—	—	—	—	—	—	—
Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24
Accumulation unit value at end of period	$2.27	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	2,078	2,439	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711
Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73
Accumulation unit value at end of period	$3.11	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	2,165	2,561	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15
Accumulation unit value at end of period	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	698	749	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21
Accumulation unit value at end of period	$1.42	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	551	628	706	859	1,099	1,530	6,732	836	1,104	1,366
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22
Accumulation unit value at end of period	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	474	542	597	775	1,053	683	826	977	1,125	1,281
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97
Accumulation unit value at end of period	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	424	493	634	870	1,068	1,632	1,942	1,865	2,522	1,762

124	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	12	12	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	23	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06
Accumulation unit value at end of period	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	84	73	82	90	114	178	330	249	316	302
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11
Accumulation unit value at end of period	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	921	1,096	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86
Accumulation unit value at end of period	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	1,154	1,378	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	327	35	—	—	—	—	—	—	—
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15
Accumulation unit value at end of period	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	275	344	417	535	596	758	1,017	1,298	1,457	1,664
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	430	491	494	493	522	644	1,306	1,860	1,583	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04
Accumulation unit value at end of period	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	269	308	320	337	346	403	473	394	409	1,987
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Accumulation unit value at end of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	1,888	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	888	670	604	119	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99
Accumulation unit value at end of period	$1.41	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	363	373	422	514	656	743	1,174	1,596	1,765	1,878
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97
Accumulation unit value at end of period	$1.59	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,172	714	748	806	952	1,174	1,503	1,256	2,079	1,672
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	83	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	112	31	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78
Accumulation unit value at end of period	$1.31	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,682	1,972	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	125

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49
Accumulation unit value at end of period	$2.28	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	2,785	3,484	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	146	65	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83
Accumulation unit value at end of period	$2.47	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	520	672	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38
Accumulation unit value at end of period	$1.65	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,304	1,548	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05
Accumulation unit value at end of period	$1.07	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,239	2,144	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27
Accumulation unit value at end of period	$2.27	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,573	1,820	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Accumulation unit value at end of period	$1.79	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	905	1,039	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23
Accumulation unit value at end of period	$1.69	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,417	4,902	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	383	445	392	376	557	751	959	1,003	1,019	1,770
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54
Accumulation unit value at end of period	$0.94	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	1,826	1,694	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Accumulation unit value at end of period	$1.55	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,192	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	804	172	90	47	4	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	218	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,274	2,793	1,545	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,730	13,568	3,888	—	—	—	—	—	—	—

126	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,712	69,461	26,594	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247,127	193,714	130,609	51,139	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22
Accumulation unit value at end of period	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	243	251	301	384	437	488	854	698	907	1,092
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19
Accumulation unit value at end of period	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	448	559	607	611	695	927	1,532	2,373	2,137	2,846
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86
Accumulation unit value at end of period	$1.15	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	448	578	734	813	1,154	1,298	1,767	2,293	3,109	3,065
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$1.80	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	180	268	290	236	196	127	65	58	137	175
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28
Accumulation unit value at end of period	$2.23	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	303	358	400	493	515	560	661	922	1,550	1,998
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15
Accumulation unit value at end of period	$1.31	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,929	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	349	493	563	798	1,106	1,310	1,351	1,404	789	1,558
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	223	159	65	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,599	2,009	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,485	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12
Accumulation unit value at end of period	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,522	1,777	1,907	2,217	2,621	3,376	4,356	5,347	7,618	9,099
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Accumulation unit value at end of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	1,652	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39
Accumulation unit value at end of period	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	665	717	773	925	1,200	1,671	2,078	2,626	3,652	3,933
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	556	443	549	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	127

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21
Accumulation unit value at end of period	$2.26	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64
Number of accumulation units outstanding at end of period (000 omitted)	735	979	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	636	616	218	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Accumulation unit value at end of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90
Accumulation unit value at end of period	$3.16	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	585	695	703	764	1,038	1,294	1,730	2,095	3,284	3,540
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	544	482	264	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06
Accumulation unit value at end of period	$3.59	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	927	1,076	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	18	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94
Accumulation unit value at end of period	$1.56	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,128	1,291	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	500	616	783	968	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	57	68	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06
Accumulation unit value at end of period	$1.69	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	918	1,060	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	321	389	327	386	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	179	185	224	227	283	381	432	545	444	892
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09
Accumulation unit value at end of period	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	553	607	607	625	907	1,139	3,824	3,203	1,506	41
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	170	172	190	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	106	140	160	—	—	—	—	—	—

128	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72
Accumulation unit value at end of period	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	286	319	366	382	383	511	600	621	929	977
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	201	133	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	195	116	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	4	1	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41
Accumulation unit value at end of period	$0.90	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	148	225	286	346	471	655	827	929	1,099	1,145
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	401	391	505	720	880	1,036	9,604	7,662	4,056	—
Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99
Accumulation unit value at end of period	$1.27	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	587	664	748	959	1,453	2,114	2,567	3,402	4,652	4,123
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	91	3	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,186	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83
Accumulation unit value at end of period	$1.61	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	378	508	670	728	1,079	1,397	1,422	1,779	2,321	2,844
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Accumulation unit value at end of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	614	809	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	422	351	357	396	538	570	1,775	2,665	1,324	1,445
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	243	250	300	402	557	566	605	622	495	1,082
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	5	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	334	303	372	392	360	381	2,376	2,572	1,809	1,600
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21
Accumulation unit value at end of period	$1.96	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	849	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	129

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04
Accumulation unit value at end of period	$1.46	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,903	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Accumulation unit value at end of period	$2.07	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	531	477	390	423	470	646	732	760	1,153	883
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,351	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	69	24	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	239	187	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08
Accumulation unit value at end of period	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	311	249	284	270	327	391	461	620	784	900
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27
Accumulation unit value at end of period	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	118	138	142	213	294	372	594	868	1,505	1,655
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	148	143	170	233	267	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	46	9	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,080	6,981	6,752	5,624	4,473	976	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,554	2,791	3,108	3,343	4,764	4,986	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	107	55	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Accumulation unit value at end of period	$1.35	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,569	1,690	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,213	6,461	7,716	11,338	9,044	2,797	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,933	3,404	4,697	7,346	7,664	5,748	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	23	9	—	—	—	—	—	—	—

130	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.70	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,448	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	216	247	344	420	560	711	9,462	5,838	3,261	3,580
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,951	93,380	93,636	91,080	71,003	23,480	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,077	36,500	39,321	44,359	49,913	58,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,970	35,428	36,965	35,294	32,460	7,790	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,123	14,329	18,868	20,553	23,909	29,598	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,397	23,307	27,235	28,147	23,560	7,958	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,148	10,319	13,588	16,222	16,640	20,699	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	5	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59
Accumulation unit value at end of period	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	538	666	840	994	1,262	1,653	4,980	5,355	4,855	4,430
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Accumulation unit value at end of period	$2.04	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	62	36	33	19	34	38	79	68	147	142
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	345	83	109	97	16	—	—	—	—
Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23
Accumulation unit value at end of period	$2.20	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	1,339	1,637	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969
Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71
Accumulation unit value at end of period	$3.01	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	1,577	1,905	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14
Accumulation unit value at end of period	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	290	306	360	391	510	671	1,069	1,473	2,175	2,018

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	131

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21
Accumulation unit value at end of period	$1.39	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	414	434	459	503	575	673	3,967	460	658	813
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Accumulation unit value at end of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	370	452	600	724	965	677	792	896	1,001	1,175
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Accumulation unit value at end of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	302	350	373	519	683	1,016	1,258	1,243	1,559	1,303
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	172	33	—	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06
Accumulation unit value at end of period	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	29	26	74	39	61	150
AB VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41
Accumulation unit value at end of period	$2.35	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	95	103	108	142	187	234	286	374	658	767
AB VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07
Accumulation unit value at end of period	$1.90	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78
Number of accumulation units outstanding at end of period (000 omitted)	306	323	335	453	551	621	1,087	1,769	1,761	1,895
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	44	15	—	—	—	—	—	—	—
American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53
Accumulation unit value at end of period	$2.10	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	53	52	55	57	58	109	87	116	159	238
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	27	53	64	55	51	49	366	768	1,102	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	71	81	83	87	117	111	112	136	159	1,283
American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48
Accumulation unit value at end of period	$2.45	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	264	255	293	327	438	431	472	658	1,255	1,765
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	349	275	25	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/07/2002)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26
Accumulation unit value at end of period	$1.80	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	21	22	22	23	21	21	23	33	36	74

132	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28
Accumulation unit value at end of period	$2.11	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	162	144	141	147	141	163	232	172	552	222
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30
Accumulation unit value at end of period	$2.19	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	245	267	349	442	493	611	760	954	1,243	1,440
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83
Accumulation unit value at end of period	$2.78	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	537	616	689	860	1,013	1,241	3,694	3,962	4,062	4,317
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	33	16	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28
Accumulation unit value at end of period	$3.07	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03
Number of accumulation units outstanding at end of period (000 omitted)	110	111	134	149	157	170	381	809	593	539
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19
Accumulation unit value at end of period	$1.43	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	269	264	335	453	467	596	2,208	2,482	3,061	2,526
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	154	280	506	450	410	669	1,148	2,741	1,930	1,762
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45
Accumulation unit value at end of period	$2.58	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	249	265	285	400	461	557	724	821	1,358	1,921
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Accumulation unit value at end of period	$1.78	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	153	171	186	223	240	303	2,818	1,894	2,076	2,349
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10
Accumulation unit value at end of period	$1.50	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	752	864	1,358	2,142	2,332	2,593	8,566	8,752	9,526	8,383
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	85	83	110	93	119	151	169	214	178	960
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31
Accumulation unit value at end of period	$2.27	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	125	135	179	212	256	349	428	472	759	973
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36
Accumulation unit value at end of period	$2.39	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	145	208	158	177	229	276	300	419	885	1,065

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	133

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	78	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	10	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,792	1,769	602	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,264	1,376	142	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41
Accumulation unit value at end of period	$2.31	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	22	23	26	39	45	55	75	104	146	210
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19
Accumulation unit value at end of period	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	51	52	63	104	126	156	355	751	813	1,468
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63
Accumulation unit value at end of period	$2.16	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	70	77	75	74	94	114	151	168	334	354
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$1.79	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	44	43	63	55	68	40	21	10	29	43
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74
Accumulation unit value at end of period	$3.01	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	54	52	62	64	82	114	100	136	170	325
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.14	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	166	210	219	445	615	786	804	972	1,041	1,265
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	52	62	69	97	141	186	215	281	235	1,052
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	6	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	290	316	353	387	402	392	1,993	1,888	2,239	2,644
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	626	581	551	697	886	977	1,847	3,810	3,538	3,713

134	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31
Accumulation unit value at end of period	$2.17	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	459	482	544	581	696	907	1,024	1,260	1,786	2,167
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97
Accumulation unit value at end of period	$3.63	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	347	390	439	516	620	744	1,337	2,138	2,477	3,028
Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77
Accumulation unit value at end of period	$2.16	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	102	111	126	125	133	167	185	268	420	513
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	26	59	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00
Accumulation unit value at end of period	$2.04	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	140	153	186	278	291	319	337	391	524	800
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	33	17	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50
Accumulation unit value at end of period	$2.16	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	456	469	527	565	613	747	793	1,046	1,559	1,733
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72
Accumulation unit value at end of period	$2.86	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	120	121	125	191	209	243	296	356	512	911
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73
Accumulation unit value at end of period	$3.00	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	241	255	308	361	424	555	653	869	1,520	2,091
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45
Accumulation unit value at end of period	$2.39	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	118	154	196	242	285	361	468	610	883	1,109
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	174	188	257	393	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	11	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06
Accumulation unit value at end of period	$1.68	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	315	327	385	517	607	728	1,930	2,880	3,061	3,791
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	33	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	135

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7	5	2	10	13	10	26	36	42	540
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09
Accumulation unit value at end of period	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	59	56	57	53	68	68	1,308	1,425	831	9
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	6	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39
Accumulation unit value at end of period	$2.48	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	18	24	28	39	48	51	60	82	92	103
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	83	53	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48
Accumulation unit value at end of period	$3.23	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	6	10	16	12	10	11	24
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	76	75	105	119	137	160	3,858	3,505	2,828	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01
Accumulation unit value at end of period	$2.56	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91
Number of accumulation units outstanding at end of period (000 omitted)	19	18	13	21	36	61	70	83	193	206
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	41	1	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37
Accumulation unit value at end of period	$2.66	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	25	25	30	37	38	57	72	110	127	178
MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98
Accumulation unit value at end of period	$3.91	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	65	72	87	106	120	150	209	307	355	578
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	50	46	46	66	76	77	644	962	485	846

136	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	10	15	25	60	80	106	106	114	140	648
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	26	27	29	39	43	43	878	1,086	1,105	1,042
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21
Accumulation unit value at end of period	$1.95	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	118	120	153	277	298	401	544	664	841	790
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04
Accumulation unit value at end of period	$1.45	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	714	811	989	1,150	1,584	2,113	5,661	5,965	6,507	4,804
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Accumulation unit value at end of period	$2.06	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	50	50	52	63	66	62	80	99	173	85
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	459	556	864	1,005	1,097	987	2,912	3,613	3,179	3,380
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32
Accumulation unit value at end of period	$3.09	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	48	57	82	85	100	127	164	228	287	405
Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61
Accumulation unit value at end of period	$1.88	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	34	38	51	65	107	127	148	180	244	229
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	16	19	21	23	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	22	3	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	336	278	135	136	136	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,530	2,016	1,759	2,093	2,614	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	18	3	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	137

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Accumulation unit value at end of period	$1.34	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	414	426	511	768	844	1,006	4,005	2,228	2,807	3,435
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	344	415	496	210	72	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	747	731	1,161	2,287	2,298	2,129	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.69	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	287	297	379	424	493	603	4,485	3,709	2,790	2,140
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	94	90	113	121	141	144	3,933	2,731	2,168	2,674
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,418	2,261	2,009	1,585	1,291	885	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,253	15,534	17,524	19,082	21,360	25,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	988	1,279	1,257	1,065	938	452	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,891	4,178	5,153	6,747	7,546	9,298	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	381	258	633	482	320	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,222	1,457	1,982	2,762	3,824	4,744	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69
Accumulation unit value at end of period	$2.76	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	123	127	152	194	216	280	1,523	1,763	1,674	1,021
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Accumulation unit value at end of period	$2.03	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	12	14	14	28	27	26	33	47	59	63

138	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34
Accumulation unit value at end of period	$4.17	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17
Number of accumulation units outstanding at end of period (000 omitted)	197	193	206	274	305	394	835	926	1,054	1,256
Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82
Accumulation unit value at end of period	$3.20	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	308	365	411	480	576	720	1,292	1,638	2,304	2,492
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31
Accumulation unit value at end of period	$2.29	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	80	86	98	125	127	158	186	269	357	386
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21
Accumulation unit value at end of period	$1.38	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	145	130	112	127	145	159	1,551	187	332	522
Wells Fargo VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59
Accumulation unit value at end of period	$2.87	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	74	81	97	114	141	69	79	43	49	76
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60
Accumulation unit value at end of period	$3.37	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	32	29	38	61	84	94	110	100	135	185
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	24	1	—	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06
Accumulation unit value at end of period	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	16	41	31	31	25	26	87
AB VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41
Accumulation unit value at end of period	$2.28	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	101	111	115	142	193	264	312	351	534	623
AB VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06
Accumulation unit value at end of period	$1.85	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75
Number of accumulation units outstanding at end of period (000 omitted)	181	222	222	276	309	382	603	1,147	1,421	1,520
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	57	10	—	—	—	—	—	—	—
American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51
Accumulation unit value at end of period	$2.03	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	24	13	16	16	26	30	90	217	269	158
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	31	43	47	69	75	106	222	398	560	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	139

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	33	38	42	53	62	135	129	118	42	664
American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47
Accumulation unit value at end of period	$2.38	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	296	309	231	274	350	375	414	569	1,164	1,347
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	341	300	17	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26
Accumulation unit value at end of period	$1.76	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	15	100	103	306	291	288
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27
Accumulation unit value at end of period	$2.05	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	394	217	268	244	219	257	300	162	485	198
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	17	13	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30
Accumulation unit value at end of period	$2.14	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	251	264	297	361	412	483	518	602	779	865
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82
Accumulation unit value at end of period	$2.71	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	351	416	477	625	830	1,087	2,423	2,867	3,181	3,601
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	31	12	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27
Accumulation unit value at end of period	$2.99	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00
Number of accumulation units outstanding at end of period (000 omitted)	74	72	77	89	139	159	327	536	403	381
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19
Accumulation unit value at end of period	$1.39	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	500	519	536	610	711	809	1,674	2,093	2,465	2,116
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	287	297	360	450	467	644	1,286	3,444	2,303	1,986
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44
Accumulation unit value at end of period	$2.51	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	196	208	173	185	236	412	500	818	1,579	2,004
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03
Accumulation unit value at end of period	$1.74	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	154	162	251	252	264	285	1,691	1,098	1,103	1,257

140	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10
Accumulation unit value at end of period	$1.46	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,288	1,358	1,721	1,921	2,480	5,619	6,022	6,003	5,478
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	148	101	106	68	102	183	189	279	232	549
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30
Accumulation unit value at end of period	$2.21	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	57	68	72	77	117	159	184	279	440	531
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35
Accumulation unit value at end of period	$2.33	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	318	198	266	291	223	246	322	417	691	735
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	104	36	44	45	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	13	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,425	621	456	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,284	775	161	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,164	9,502	5,296	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,489	24,848	15,090	4,492	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40
Accumulation unit value at end of period	$2.25	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	11	16	27	62	43	57	59
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19
Accumulation unit value at end of period	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	38	50	41	51	69	119	225	454	618	1,132
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62
Accumulation unit value at end of period	$2.10	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	64	64	68	77	81	62	86	127	200	243
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07
Accumulation unit value at end of period	$1.75	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	8	10	16	18	5	14	29
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73
Accumulation unit value at end of period	$2.93	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	17	17	49	46	51	65	63	92	224	337
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	72	101	129	140	226	327	482	738	720	991

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	141

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00
Accumulation unit value at end of period	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	55	73	85	118	137	134	161	167	44	479
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	98	96	87	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	307	421	535	455	389	453	1,260	1,127	1,335	1,077
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	644	600	775	787	904	1,007	1,393	2,566	2,154	2,206
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30
Accumulation unit value at end of period	$2.12	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	309	287	312	360	419	532	722	976	1,343	1,937
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96
Accumulation unit value at end of period	$3.53	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	258	254	294	328	423	559	964	1,496	1,756	2,082
Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75
Accumulation unit value at end of period	$2.10	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	72	98	99	113	120	170	204	286	425	456
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	17	26	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99
Accumulation unit value at end of period	$1.99	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	136	142	168	172	167	180	224	340	514	653
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	35	34	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49
Accumulation unit value at end of period	$2.11	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	261	287	341	354	350	429	484	629	956	1,045
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71
Accumulation unit value at end of period	$2.78	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	138	136	118	101	115	128	170	208	507	672
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	54	10	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72
Accumulation unit value at end of period	$2.92	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	212	219	261	289	325	408	473	646	1,282	1,607
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	6	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44
Accumulation unit value at end of period	$2.33	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	115	128	144	182	215	302	330	472	629	670

142	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	274	294	316	369	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	255	20	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06
Accumulation unit value at end of period	$1.64	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	380	394	456	567	739	831	1,461	2,030	2,124	2,626
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.55	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	103	102	21	14	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	12	13	9	10	9	16	28	38	300
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09
Accumulation unit value at end of period	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	162	122	118	116	131	160	697	765	403	4
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	29	19	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38
Accumulation unit value at end of period	$2.42	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	27	28	30	35	44	63	41	55	58	66
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	29	33	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	12	9	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47
Accumulation unit value at end of period	$3.15	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	18	23	23	23	33	27
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	50	54	71	86	158	190	2,089	1,885	1,445	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99
Accumulation unit value at end of period	$2.48	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	26	71	80	87	101	164	112
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	8	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	143

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37
Accumulation unit value at end of period	$2.59	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	11	25	66	53	85	180	243
MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02
Accumulation unit value at end of period	$3.90	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61
Number of accumulation units outstanding at end of period (000 omitted)	63	65	101	104	79	96	138	206	303	338
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	39	41	46	51	61	65	349	540	236	443
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00
Accumulation unit value at end of period	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	32	34	38	77	111	137	173	146	78	353
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	37	40	38	58	69	68	498	604	584	558
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21
Accumulation unit value at end of period	$1.90	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	258	259	252	286	282	309	380	448	554	612
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03
Accumulation unit value at end of period	$1.42	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	868	931	1,148	1,312	1,442	1,891	3,833	4,296	4,132	3,060
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13
Accumulation unit value at end of period	$2.01	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	43	42	38	29	33	52	84	158	355	385
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	397	432	545	951	1,025	819	1,698	2,046	1,725	1,792
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	7	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32
Accumulation unit value at end of period	$3.01	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	40	33	26	25	44	62	66	62	93	177
Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60
Accumulation unit value at end of period	$1.83	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	2	—	1	8	19	18	33	42	92	102
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	5	—	—	—	—	—	—

144	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	5	6	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,578	3,132	3,212	2,982	2,410	1,164	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	647	601	635	743	864	950	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03
Accumulation unit value at end of period	$1.31	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	397	431	582	715	861	1,085	2,677	1,805	1,833	2,120
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,720	4,095	6,489	8,176	7,853	2,274	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,125	1,150	1,297	1,676	1,494	1,943	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	6	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	187	220	228	310	364	409	2,370	2,024	1,539	1,164
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85	90	98	124	174	199	2,082	1,501	1,117	1,336
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,008	61,959	60,672	58,390	50,042	13,452	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,104	6,916	7,607	8,796	9,432	12,524	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,518	21,303	21,477	19,894	17,556	3,559	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,584	1,762	2,989	3,370	4,378	5,751	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,039	13,122	15,307	18,797	14,985	5,337	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,843	2,017	2,068	2,294	2,834	3,115	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	145

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68
Accumulation unit value at end of period	$2.69	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	146	150	160	198	240	276	923	1,068	982	774
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03
Accumulation unit value at end of period	$1.98	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	5	7	9	8	10	12	20
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	45	38	33	33	—	—	—	—	—
Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32
Accumulation unit value at end of period	$4.06	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15
Number of accumulation units outstanding at end of period (000 omitted)	115	114	135	156	217	284	555	648	846	949
Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81
Accumulation unit value at end of period	$3.11	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	224	254	281	388	478	609	958	1,256	1,812	1,951
Wells Fargo VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29
Accumulation unit value at end of period	$2.21	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	14	16	32	42	38	40	83	93	127	200
Wells Fargo VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21
Accumulation unit value at end of period	$1.35	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	43	42	43	49	63	88	839	119	201	226
Wells Fargo VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58
Accumulation unit value at end of period	$2.80	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	25	28	41	48	54	34	35	39	42	48
Wells Fargo VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59
Accumulation unit value at end of period	$3.28	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	33	35	37	65	92	146	172	147	127	116
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	2	—	—	—	—	—	—	—

146	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2015 and December 31, 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 19, 2016

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $1,720,349; 2014, $1,707,999)	$1,784,405	$1,842,234
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2015 and 2014, $2,038)	135,452	144,614
Policy loans	46,740	45,112
Other investments	359	375
Total investments	1,966,956	2,032,335
Cash and cash equivalents	43,812	24,143
Reinsurance recoverables	126,671	117,296
Other receivables	10,391	8,587
Accrued investment income	18,687	19,148
Deferred acquisition costs	160,600	150,763
Other assets	160,853	176,629
Separate account assets	4,367,522	4,480,677
Total assets	$6,855,492	$7,009,578

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,930,666	$1,980,331
Other liabilities	138,161	127,322
Separate account liabilities	4,367,522	4,480,677
Total liabilities	6,436,349	6,588,330
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,915	106,906
Retained earnings	281,351	256,788
Accumulated other comprehensive income, net of tax	28,877	55,554
Total shareholder’s equity	419,143	421,248
Total liabilities and shareholder’s equity	$6,855,492	$7,009,578

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2015	2014	2013
Revenues
Premiums	$23,091	$24,484	$24,284
Net investment income	85,903	87,260	90,983
Policy and contract charges	110,716	106,271	99,975
Other revenues	23,475	21,257	19,180
Net realized investment gains (losses)	(482)	2,024	1,135
Total revenues	242,703	241,296	235,557

Benefits and expenses
Benefits, claims, losses and settlement expenses	74,107	64,479	52,288
Interest credited to fixed accounts	48,138	50,510	54,502
Amortization of deferred acquisition costs	15,096	13,159	8,098
Other insurance and operating expenses	41,535	45,498	44,490
Total benefits and expenses	178,876	173,646	159,378
Pretax income	63,827	67,650	76,179
Income tax provision	14,264	15,441	21,790
Net income	$49,563	$52,209	$54,389

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(776)	$(358)	$(34)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	375	14	(83)
Net impairment losses recognized in net realized investment gains (losses)	$(401)	$(344)	$(117)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2015	2014	2013

Net income	$49,563	$52,209	$54,389
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(26,677)	12,175	(45,365)
Total comprehensive income	$22,886	$64,384	$9,024

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$2,000	$106,751	$199,190	$88,744	$396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014	2,000	106,906	256,788	55,554	421,248
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)
Balances at December 31, 2015	$2,000	$106,915	$281,351	$28,877	$419,143

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$49,563	$52,209	$54,389
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,499	4,273	3,351
Deferred income tax expense (benefit)	(3,557)	13,346	1,140
Contractholder and policyholder charges, non-cash	(21,737)	(20,780)	(20,034)
(Gain) loss from equity method investments	9	(9)	(122)
Net realized investment (gains) losses	81	(2,368)	(1,252)
Other-than-temporary impairments recognized in net realized investment gains	401	344	117
Changes in operating assets and liabilities:
Deferred acquisition costs	(3,965)	(5,398)	(11,097)
Policyholder account balances, future policy benefits and claims, net	41,444	77,397	(55,456)
Derivatives, net of collateral	37,312	(40,530)	43,395
Reinsurance recoverables	(8,323)	(8,177)	(10,163)
Other receivables	(1,872)	(586)	(1,228)
Accrued investment income	461	604	978
Other, net	23,260	(18,476)	6,962
Net cash provided by operating activities	116,576	51,849	10,980

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	11,350	16,620	20,988
Maturities, sinking fund payments and calls	192,721	208,977	238,974
Purchases	(219,602)	(280,820)	(233,274)
Proceeds from maturities and repayments of commercial mortgage loans	17,439	22,231	28,238
Funding of commercial mortgage loans	(8,277)	(16,893)	(22,898)
Net proceeds from sales of other investments	7	—	—
Purchase of land, buildings, equipment and software	(22)	(73)	—
Change in policy loans, net	(1,628)	(4,013)	(1,710)
Net cash provided by (used in) investing activities	(8,012)	(53,971)	30,318

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,391	150,722	160,592
Net transfers to separate accounts	(22,966)	(28,652)	(21,615)
Surrenders and other benefits	(172,766)	(110,714)	(119,320)
Proceeds from line of credit with Ameriprise Financial, Inc.	6,300	—	1,700
Payments on line of credit with Ameriprise Financial, Inc.	(6,300)	—	(1,700)
Tax adjustment on share-based incentive compensation plan	9	55	100
Cash paid for purchased options with deferred premiums	(15,563)	(13,301)	(13,922)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(24,000)	(25,000)
Net cash used in financing activities	(88,895)	(25,890)	(19,165)
Net increase (decrease) in cash and cash equivalents	19,669	(28,012)	22,133
Cash and cash equivalents at beginning of period	24,143	52,155	30,022
Cash and cash equivalents at end of period	$43,812	$24,143	$52,155

Supplemental Disclosures:
Income taxes paid (received), net	$(2,011)	$25,500	$35,436
Interest paid on borrowings	1	—	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-

RiverSource Life Insurance Co. of New York

temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund

RiverSource Life Insurance Co. of New York

growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

RiverSource Life Insurance Co. of New York

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are

RiverSource Life Insurance Co. of New York

effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The update should be applied using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. In March 2016, the FASB updated the accounting standards to provide clarification on determining if an entity is a principal or an agent in revenue transactions involving third parties. The key provisions of the update include assessing which entity controls the good or service and whether the nature of the transaction is to provide the good or service or arrange for that good or service to be provided by another entity. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $61.0 million and $32.5 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $24.4 million and nil, respectively, may be sold, pledged or rehypothecated by the counterparty.

At both December 31, 2015 and 2014, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $132.7 million and $140.0 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$338,078	$347,835	19%	$374,584	$391,684	21%
AA	77,776	94,922	5	74,538	95,024	5
A	314,945	338,342	19	335,236	373,669	20
BBB	892,459	909,541	52	814,316	872,112	48
Below investment grade	97,091	93,765	5	109,325	109,745	6
Total fixed maturities	$1,720,349	$1,784,405	100%	$1,707,999	$1,842,234	100%

RiverSource Life Insurance Co. of New York

At December 31, 2015 and 2014, approximately 54% and 51%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity at December 31, 2015. The Company had holdings of $43.6 million in Kinder Morgan, Inc., which were greater than 10% of total equity at December 31, 2014. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	Years Ended December 31,
(in thousands)	2015	2014	2013
Beginning balance	$1,452	$1,416	$1,299
Credit losses for which an other-than-temporary impairment was not previously recognized	112	15	—
Credit losses for which an other-than-temporary impairment was previously recognized	—	21	117
Ending balance	$1,564	$1,452	$1,416
Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Gross realized investment gains	$922	$2,543	$1,263
Gross realized investment losses	(1,003)	(175)	(11)
Other-than-temporary impairments	(401)	(344)	(117)
Total	$(482)	$2,024	$1,135

Other-than-temporary impairments for the years ended December 31, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 16 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$74,366	$75,032
Due after one year through five years	510,992	535,307
Due after five years through 10 years	476,166	467,585
Due after 10 years	249,435	290,396
	1,310,959	1,368,320
Residential mortgage backed securities	195,184	198,900
Commercial mortgage backed securities	157,028	159,001
Asset backed securities	57,178	58,184
Total	$1,720,349	$1,784,405

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Fixed maturities	$78,348	$79,039	$82,640
Commercial mortgage loans	7,383	8,247	8,578
Policy loans and other investments	2,187	2,039	1,959
	87,918	89,325	93,177
Less: investment expenses	2,015	2,065	2,194
Total	$85,903	$87,260	$90,983

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2015	2014	2013
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2015	2014
Collectively evaluated for impairment	$137,490	$146,652

As of both December 31, 2015 and 2014, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2015 and 2014. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans

RiverSource Life Insurance Co. of New York

which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
South Atlantic	$34,624	$38,607	25%	26%
Pacific	28,934	27,929	21	19
Middle Atlantic	18,120	19,781	13	13
West North Central	14,708	12,480	11	9
Mountain	14,004	15,432	10	11
East North Central	11,527	15,851	8	11
New England	8,980	9,652	7	7
East South Central	4,800	5,022	4	3
West South Central	1,793	1,898	1	1

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
Retail	$36,268	$36,815	26%	25%
Apartments	30,797	29,544	23	20
Industrial	28,034	33,815	20	23
Office	27,308	30,761	20	21
Mixed use	5,202	5,403	4	4
Other	9,881	10,314	7	7

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$150,763	$146,765	$127,704
Capitalization of acquisition costs	19,061	18,557	19,195
Amortization, excluding the impact of valuation assumptions review	(13,896)	(13,859)	(13,498)
Amortization, impact of valuation assumptions review	(1,200)	700	5,400
Impact of change in net unrealized securities losses (gains)	5,872	(1,400)	7,964
Balance at December 31	$160,600	$150,763	$146,765

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$16,970	$18,954	$18,242
Capitalization of sales inducement costs	252	273	285
Amortization, excluding the impact of valuation assumptions review	(2,426)	(2,351)	(1,964)
Amortization, impact of valuation assumptions review	100	200	1,000
Impact of change in net unrealized securities losses (gains)	1,077	(106)	1,391
Balance at December 31	$15,973	$16,970	$18,954

7.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual fixed and variable universal life insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $11.4 billion and $11.3 billion, respectively, of which $8.0 billion and $7.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Direct premiums	$34,840	$36,205	$35,607
Reinsurance ceded	(11,749)	(11,721)	(11,323)
Net premiums	$23,091	$24,484	$24,284

Policy and contract charges are presented on the Statements of Income net of $5.7 million, $5.0 million and $4.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $13.6 million, $11.9 million and $8.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $95.0 million and $86.3 million related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $2.5 million and $2.7 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2015		2014
Policyholder account balances
Fixed annuities	$922,582		$1,011,775
Variable annuity fixed sub-accounts	255,106		247,746
VUL/UL insurance	185,852		183,810
IUL insurance	34,016		22,674
Other life insurance	37,012		38,117
Total policyholder account balances	1,434,568		1,504,122
Future policy benefits
Variable annuity GMWB	45,907		27,840
Variable annuity GMAB	(237	)(1)	(3,944	)(1)
Other annuity liabilities	1,424		7,700
Fixed annuities life contingent liabilities	91,500		91,227
Life, DI and LTC insurance	322,016		318,893
VUL/UL and other life insurance additional liabilities	29,408		27,364
Total future policy benefits	490,018		469,080
Policy claims and other policyholders’ funds	6,080		7,129
Total policyholder account balances, future policy benefits and claims	$1,930,666		$1,980,331

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2015 and 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2015	2014
Variable annuity	$3,979,524	$4,073,573
VUL insurance	387,205	406,303
Other insurance	793	801
Total	$4,367,522	$4,480,677

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,941,369	$2,855,258	$16,990	65	$2,924,873	$2,842,871	$1,057	64
Five/six-year reset	521,969	373,009	4,208	64	571,861	425,897	1,919	64
One-year ratchet	520,326	506,376	19,734	66	552,092	537,908	1,550	65
Five-year ratchet	205,496	199,585	1,760	64	222,112	216,465	247	63
Total — GMDB	$4,189,160	$3,934,228	$42,692	65	$4,270,938	$4,023,141	$4,773	64
GMIB	$12,580	$11,632	$270	65	$16,805	$15,811	$72	65
GMWB:
GMWB	$200,796	$200,091	$20	69	$227,961	$227,149	$10	68
GMWB for life	2,110,159	2,099,690	545	66	2,062,524	2,052,018	86	65
Total — GMWB	$2,310,955	$2,299,781	$565	66	$2,290,485	$2,279,167	$96	65
GMAB	$301,599	$300,213	$3,109	58	$309,247	$308,156	$82	57

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$418	63	$405	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$320	$492	$36,060	$5,912	$12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	$712	$383	$45,907	$(237)	$23,816

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2015	2014
Mutual funds:
Equity	$2,195,565	$2,288,087
Bond	1,369,091	1,463,515
Other	299,090	258,080
Total mutual funds	$3,863,746	$4,009,682

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets	—	4,367,522	—	4,367,522
Total assets at fair value	$2,830	$6,149,555	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(1)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(2)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)	The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Co. of New York

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(1)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(2)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(2)	(4,962	)(3)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015 included in:
Net investment income	$(149)	$(4)	$2	$(151)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—		(5,450)		(5,450)
Interest credited to fixed accounts	—	—	—	—		(857)		—		(857)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $3.9 million, $7.0 million and $(9.2) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various

RiverSource Life Insurance Co. of New York

components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities	5,858	—	5,858	—	5,858

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $18.0 million, $16.4 million and $14.6 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $9.4 million, $9.0 million and $8.1 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $2.4 million, $2.3 million and $2.1 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.8 million, $28.2 million and $29.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2015, 2014 and 2013, the Company paid cash dividends of $25.0 million, $24.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 13 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2015 and 2014, the Company had an amount due from Ameriprise Financial for federal income taxes of $19.4 million and $34.7 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $60.6 million, $52.8 million and $111.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, bonds carried at $256 thousand and $273 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2015	2014	2013

Net income, per accompanying GAAP financial statements	$49,563	$52,209	$54,389
Capitalization/amortization of DAC, net (GAAP item)	(3,964)	(5,398)	(11,097)
Capitalization/amortization of DSIC, net (GAAP item)	2,074	1,878	679
Change in deferred income taxes(1)(2)	651	13,346	1,140
Current income tax expense(1)	—	798	324
Change in future policy benefits(1)	7,235	26,848	(29,614)
Change in separate account liability adjustment (SAP item)	(7,744)	(1,848)	4,368
Derivatives(1)(2)	(1,168)	(45,588)	68,116
Other, net	2,264	385	2,136
Net income (loss), SAP basis(3)	$48,911	$42,630	$90,441

(1)	Represents valuation differences between GAAP and SAP.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2015	2014

Shareholder’s equity, per accompanying GAAP financial statements	$419,143	$421,248
DAC (GAAP item)	(160,600)	(150,763)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(64,056)	(134,235)
DSIC (GAAP item)	(15,973)	(16,970)
Future policy benefits(1)	(9,989)	5,410
Deferred income taxes, net(1)	34,621	48,259
Separate account liability adjustment (SAP item)	149,490	157,234
Non-admitted assets (SAP item)	(17,173)	(13,125)
Asset valuation reserve (SAP item)	(7,008)	(14,324)
Interest maintenance reserve (SAP item)	(5,258)	(6,718)
Other, net	2,316	1,616
Capital and surplus, SAP basis(2)	$325,513	$297,632

(1)	Represents valuation differences between GAAP and SAP.
(2)	Includes unassigned surplus of $216.6 million and $188.7 million at December 31, 2015 and 2014, respectively.

14.   OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

RiverSource Life Insurance Co. of New York

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared	10,563	—	10,563	(10,563)	—	—	—
Total derivatives	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,945,376	$63,484	$19,306	$1,532,563	$58,855	$13,836
Equity contracts	2,523,973	45,519	64,451	2,275,269	53,835	64,979
Foreign exchange contracts	115,829	2,497	391	86,272	1,237	171
Total non-designated hedges	4,585,178	111,500	84,148	3,894,104	113,927	78,986
Embedded derivatives
GMWB and GMAB(3)	N/A	—	40,343	N/A	—	19,338
IUL	N/A	—	14,287	N/A	—	9,754
Total embedded derivatives	N/A	—	54,630	N/A	—	29,092
Total derivatives	$4,585,178	$111,500	$138,778	$3,894,104	$113,927	$108,078

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $16.8 million and $26.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $8.6 million and $18.8 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	(657)	(17,586)
Year Ended December 31, 2013
Interest rate contracts	—	(40,944)
Equity contracts	299	(49,169)
Foreign exchange contracts	—	1,247
GMWB and GMAB embedded derivatives	—	78,292
IUL embedded derivatives	(411)	—
Total loss	$(112)	$(10,574)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2016	$12,651	$8,652
2017	9,877	—
2018	8,574	5,241
2019	17,410	—
2020	8,470	—
2021-2025	19,235	—
Total	$76,217	$13,893

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $17.7 million and $9.0 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $17.7 million and $9.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2013			$88,744
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	$(97,748)	$34,212	(63,536)
Reclassification of net securities gains included in net income(2)	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Total other comprehensive loss	(69,793)	24,428	(45,365)
Balance of AOCI at December 31, 2013			43,379 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	$(41,042)	$14,365	(26,677)
Balance of AOCI at December 31, 2015			$28,877 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $293 thousand, $94 thousand and $157 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Current income tax
Federal	$17,686	$2,086	$20,332
State	135	9	318
Total current income tax	17,821	2,095	20,650
Deferred federal income tax	(3,557)	13,346	1,140
Total income tax provision	$14,264	$15,441	$21,790

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(11.6)	(10.6)	(7.2)
Other	(1.1)	(1.6)	0.8
Income tax provision	22.3%	22.8%	28.6%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$66,410	$73,812
Other	89	3,044
Gross deferred income tax assets	66,499	76,856
Deferred income tax liabilities
Deferred acquisition costs	41,699	36,915
Net unrealized gains on Available-for Sale securities	15,549	29,914
Investment related	6	18,148
DSIC	5,911	5,939
Other	130	657
Gross deferred income tax liabilities	63,295	91,573
Net deferred income tax assets (liabilities)	$3,204	$(14,717)

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2015 and 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$7,249	$7,562	$4,210
Additions based on tax positions related to the current year	410	524	625
Additions for tax positions of prior years	2,026	59	2,727
Reductions for tax positions of prior years	(5,360)	(896)	—
Balance at December 31	$4,325	$7,249	$7,562

If recognized, approximately $117 thousand, $67 thousand and $904 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $4.2 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $216 thousand, $119 thousand and $60 thousand in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $2.6 million and $2.4 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009, remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2015 and 2014, the Company’s funding commitments for commercial mortgage loan commitments was $2.1 million and $1.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

RiverSource Life Insurance Co. of New York

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At both December 31, 2015 and 2014, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2016 RiverSource Life Insurance Company. All rights reserved.

S-6410 CA (5/16)